Prospectus: May 1, 1999
                               V I S I O N A R Y
                                     Choice
--------------------------------------------------------------------------------

Flexible Premium Deferred Variable Annuity issued by
IL Annuity and Insurance Company
through the
IL Annuity and Insurance Co.
Separate Account 1

Please read this prospectus carefully before investing, and keep it for future reference. It contains important information about the Visionary Choice variable annuity.

To learn more about the Visionary Choice Contract, you may want to look at the Statement of Additional Information dated May 1, 1999 (known as the "SAI"). For a free copy of the SAI, contact us at:

  IL Annuity and Insurance Company
  Administrative Office
  2960 North Meridian Street
  Indianapolis, Indiana 46208
  Telephone: 1-800-388-1331

We have filed the SAI with the U.S. Securities and Exchange Commission ("SEC") and have incorporated it by reference into this prospectus. The SAI's table of contents appears at the end of this prospectus.

The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information. You may also read and copy these materials at the SEC's public reference room in Washington, D.C. Call 1-800-SEC-0330 for information about the SEC's public reference room.

Variable annuity contracts involve certain risks, and you may lose some or all of your investment.

o The investment performance of the portfolios in which the variable accounts invest will vary.

o    We do not guarantee how any of the portfolios will perform.

o The Contract is not a deposit or obligation of any bank, and no bank endorses or guarantees the Contract.

o Neither the U.S. Government nor any federal agency insures your investment in the policy.

The Visionary Choice Contract (the "Contract") has 19 funding choices--one fixed account (paying a guaranteed minimum fixed rate of interest) and 18 variable accounts which invest in the following mutual fund portfolios:

The Alger American Fund

o    MidCap Growth

o    Small Capitalization

Fidelity Variable Insurance Products Fund ("VIP")

o    Equity-Income

o    Growth

o    Money Market

Fidelity Variable Insurance Products Fund II ("VIP II")

o    Asset Manager

o    Contrafund

o    Index 500

o    Investment Grade Bond

OCC Accumulation Trust

o    Managed

o    Small Cap

Royce Capital Fund

o    Royce Micro-Cap

SAFECO Resource Series Trust

o    SAFECO Equity

o    SAFECO Growth

SoGen Variable Funds, Inc.

o    SoGen Overseas Variable

T. Rowe Price Fixed Income Series, Inc.

o    Limited-Term Bond

T. Rowe Price International Series, Inc.

o    International Stock

Van Eck Worldwide Insurance Trust

o    Worldwide Hard Assets

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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table of contents
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
                                                    Page
                                                    ----
GLOSSARY ....................................         3
HIGHLIGHTS ..................................         4
   The Contract .............................         4
   How to Invest ............................         4
   Cancellation -- The 10 Day Free-Look
      Period ................................         5
   Investment Options .......................         5
   Transfers ................................         5
   Access to Your Money .....................         6
   Death Benefit ............................         6
   Living Benefit ...........................         6
   Fees and Charges .........................         6
   Annuity Provisions .......................         7
   Federal Tax Status .......................         7
   Inquiries ................................         7
FEE TABLE ...................................         8
   Examples .................................         9
   Condensed Financial Information ..........        12
ABOUT IL ANNUITY AND THE SEPARATE
 ACCOUNT ....................................        12
   IL Annuity and Insurance Company .........        12
   IL Annuity and Insurance Co. Separate
      Account 1 .............................        13
THE PORTFOLIOS ..............................        13
   Investment Objectives of the Portfolios           14
   Investment Advisers to the Funds .........        15
   Availability of the Funds ................        16
THE PAY-IN PERIOD ...........................        17
   Purchasing a Contract ....................        17
   Premium Payments .........................        17
   Cancellation -- The 10 Day Free-Look
      Period ................................        17
   Designating Your Investment Options ......        18
YOUR CONTRACT VALUE .........................        18
   Separate Account Value ...................        18
TRANSFERS BETWEEN INVESTMENT
 OPTIONS ....................................        19
   General ..................................        19
   Telephone Transfers ......................        19
   Transfer Fee .............................        20
   Dollar-Cost Averaging ....................        20
   Interest Sweep ...........................        20
   Automatic Account Balancing Service ......        21
ACCESS TO YOUR MONEY ........................        21
   Full Withdrawals .........................        21
   Partial Withdrawals ......................        21
   Systematic Withdrawal Program ............        22
   Full and Partial Withdrawal
      Restrictions ..........................        22
   Restrictions on Distributions from
      Certain Types of Contracts ............        22
CONTRACT LOANS ..............................        22
DEATH BENEFITS ..............................        23
   Death Benefits Before the Annuity
      Start Date ............................        23
   Loans ....................................        24
   Distribution Upon the Owner's Death ......        24
   Distribution Upon the Death of
      the Annuitant .........................        25
   Death of Payee After the Annuity
      Start Date ............................        25
THE LIVING BENEFIT ..........................        25
FEES AND CHARGES ............................        27
   Withdrawal Charge ........................        27
   Contract Fee .............................        29
   Asset-Based Administrative Charge ........        29
   Mortality and Expense Risk Charge ........        29
   Transfer Fee .............................        30
   Portfolio Fees and Charges ...............        30
   Premium Taxes ............................        30
   Other Taxes ..............................        30
THE PAYOUT PERIOD ...........................        30
   The Annuity Start Date ...................        30
   Annuity Payout Options ...................        31
   Determining the Amount of Your
      Annuity Payment .......................        31
   Fixed Annuity Payments ...................        31
   Variable Annuity Payments ................        32
   Annuity Unit Value .......................        32
   Transfers ................................        32
   Description of Annuity Payout Options             32
THE FIXED ACCOUNT ...........................        33
   Fixed Account Value ......................        33
   Fixed Account Transfers ..................        34
INVESTMENT PERFORMANCE OF THE
 VARIABLE ACCOUNTS ..........................        35
VOTING RIGHTS ...............................        36
FEDERAL TAX MATTERS .........................        37
   Taxation of Non-Qualified Contracts ......        37
   Taxation of Qualified Contracts ..........        38
   Other Tax Issues .........................        39
   Our Income Taxes .........................        39
   Possible Tax Law Changes .................        39
OTHER INFORMATION ...........................        39
   Holidays .................................        39
   Payments .................................        40
   Modification .............................        40
   Distribution of the Contracts ............        40
   Legal Proceedings ........................        40
   Reports to Owners ........................        41
   Inquiries ................................        41
   Year 2000 Matters ........................        41
   Financial Statements .....................        41
STATEMENT OF ADDITIONAL
 INFORMATION TABLE OF CONTENTS ..............        42
CONDENSED FINANCIAL INFORMATION .............       A-1

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glossary
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For your convenience, we are providing a glossary of the special terms we use in this prospectus.

accumulation unit -- The measurement we use before the Annuity Start Date to calculate the value of each variable account at the end of each business day.

annuitant -- You are the annuitant, unless you state otherwise in your application. The annuitant is the person (or persons) whose life (or lives) we use to determine the dollar amount and duration of the annuity payments that we will pay under the Contract and whose death determines the death benefit. You may choose joint annuitants in some cases. You may not change the annuitant you name in the application.

Annuity Start Date -- The date when we will begin to pay annuity payments to the annuitant. (You are the annuitant, unless you tell us otherwise at the time of your application.)

annuity unit -- The measurement we use to calculate the value of your annuity payments if you choose to receive annuity payments from the variable accounts.

beneficiary -- The person you name to receive the death benefit if the annuitant dies before we start making annuity payments.

business day -- Each day on which the New York Stock Exchange is open for business, except for the holidays listed in this prospectus under "Holidays."

Company ("we," "us," "our") -- IL Annuity and Insurance Company.

Contract Anniversary -- The same date in each year as the date of issue.

contract value -- The total amount you have accumulated under the Contract. It is equal to the money you have under the Contract in the separate account and the fixed account.

date of issue -- The date we issue your Contract. It is shown on the specifications page of the Contract and is the date on which the first contract year begins.

Death Benefit Anniversary -- Every third contract anniversary beginning on the date of issue.

due proof of death -- Proof of death that we find satisfactory, such as a certified copy of the death record, or a certified copy of a court decree reciting a finding of death.

Eligible Premium Payment -- That portion of your first Premium Payment that you allocate to a particular Eligible Variable Account on the date of issue. We use it as a benchmark for calculating the Living Benefit.

Eligible Variable Account -- Variable accounts the Company designates to be guaranteed by the Living Benefit. Currently all variable accounts are so designated.

fixed account -- An option to which you can direct your money under the Contract. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in our general account.

Funds -- The open-end management investment companies listed on the front page of this Prospectus. This Contract allows you to invest in certain investment portfolios of the Funds.

Living Benefit -- A guarantee we provide regarding your Contract's value in the variable accounts on the Living Benefit Date, provided you select the Living Benefit option on your application.

Living Benefit Date -- 10 years after the date of issue.

Owner or Owners ("you" or "your") -- The person(s) having the privileges of ownership stated in the Contract. Joint owners may be permitted.

payee -- The person(s) entitled to receive annuity payments. You may name a "Successor Payee" to receive any guaranteed annuity payments after the death of the sole surviving payee.

pay-in period -- The period that begins when we issue your Contract and ends on the Annuity Start Date. During the pay-in period, earnings accumulate on a tax-deferred basis.

payout period -- The period that begins on the Annuity Start Date during which you receive annuity payments based on the money you have accumulated under your Contract.

Payout Option -- The arrangement you choose under which we pay annuity payments to you after the Annuity Start Date. You may choose whether the dollar amount of the payments you receive will be fixed, or will vary with the investment experience of the variable accounts in which you are invested at that time, or whether you will receive a combination of fixed and variable payments.

portfolio -- A separate investment portfolio of a Fund in which a variable account invests.

Premium Payment Year -- The twelve-month period beginning on the date we receive any premium payment. It is used to calculate the withdrawal charge if you choose the date of premium payment withdrawal charge option.

Qualified Contract -- A Contract issued in connection with retirement plans that qualify for special federal income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Internal Revenue Code.

separate account -- IL Annuity and Insurance Co. Separate Account 1, a separate investment account divided into variable accounts that we established to receive and invest the premium payments we receive under the Contract. Assets in the separate account are not part of our general account.

Service Center -- USA Administration Services, Inc., the administrator for the Contracts. The mailing address for the Service Center is P.O. Box 29163, Overland Park, KS 66201-1348 or 12900 Metcalf Avenue, Suite 200, Overland Park, KS 66213-2620. You can call the Service Center office at 1-888-232-6486.

variable account -- A subdivision of the separate account that invests exclusively in shares of a single portfolio of a Fund. The investment performance of each variable account is linked directly to the investment performance of the portfolio in which it invests.

written request -- Your signed, written notice or request. We must receive your written request at the Service Center and it must be in a form satisfactory to us.

--------------------------------------------------------------------------------
highlights
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These highlights provide only a brief overview of the more important features of the Visionary Choice Contract. More detailed information about the Contract appears later in this prospectus. Please read this prospectus carefully.

The Contract

An annuity is a contract where you agree to make one or more payments to us and, in return, we agree to pay a series of payments to you at a later date chosen by you. The Visionary Choice Contract is a special kind of annuity that is:

o    Flexible Premium--you may add premium payments at any time.

o Tax-Deferred--you do not have to pay taxes on earnings until you take money out by full or partial cash withdrawals, or we make annuity payments to you, or we pay the death benefit.

o Variable--its value fluctuates with the performance of the mutual fund portfolios in which you invest. You bear the investment risk on the amounts you invest.

o Available with Retirement Plans--you may purchase this annuity in connection with retirement plans, including those that qualify for favorable federal tax treatment.

Like all deferred annuities, the Contract has two phases: the "pay-in" period and the "payout" period. During the pay-in period, you can allocate money to any combination of investment alternatives. Any earnings on your investments accumulate tax-deferred. The payout period begins once you start receiving regular annuity payments from your contract value. The money you can accumulate during the pay-in period, as well as the annuity payout option you choose, will determine the dollar amount of any annuity payments you receive.

How to Invest

You may purchase the Contract with a single payment of $1,000 or more under most circum-stances. We will not issue a Contract if you are older than age 85 on the date of issue.

You can pay additional premiums of $1,000 or more with some limitations. Send your premium payments to the Service Center, P.O. Box 29163, Overland Park, KS 66201-1348 or 12900 Metcalf Avenue, Suite 200, Overland Park, KS 66213-2620. You can call the Service Center office at 1-888-232-6486.

Cancellation -- The 10 Day Free-Look Period

You may return your Contract for a refund within 10 days after you receive it. The amount of the refund will generally be the total purchase payments you paid, plus or minus any gains or losses on the amounts you invested in the variable accounts. We determine the value of the refund as of the date we receive the refunded Contract.

We will pay the refund within 7 days after we receive the Contract. The Contract will then be deemed void. In some states you may have more than 10 days, or receive a different refund amount. If we refund your original premium payment, we will put your premium payment to the Money Market Variable account during the free-look period.

Investment Options

You may invest your money in any of 18 portfolios by directing it into the corresponding variable account. The portfolios now available to you under the Contract are:

The Alger American Fund

o    MidCap Growth

o    Small Capitalization

Fidelity VIP

o    Equity-Income

o    Growth

o    Money Market

Fidelity VIP II

o    Asset Manager

o    Contrafund

o    Index 500

o    Investment Grade Bond

OCC Accumulation Trust

o    Managed

o    Small Cap

Royce Capital Fund

o    Royce Micro-Cap

SAFECO Resource Series Trust

o    SAFECO Equity

o    SAFECO Growth

SoGen Variable Funds, Inc.

o    SoGen Overseas Variable

T. Rowe Price Fixed Income Series, Inc.

o    Limited-Term Bond

T. Rowe Price International Series, Inc.

o    International Stock

Van Eck Worldwide Insurance Trust

o    Worldwide Hard Assets

Each variable account invests exclusively in shares of one portfolio of a Fund. Each portfolio's assets are held separately from the other portfolios and each portfolio has separate investment objectives and policies. The portfolios are described in the prospectuses for the Funds that accompany this prospectus.

The value of your investment in the variable accounts will fluctuate daily based on the investment results of the portfolios in which you invest, and on the fees and charges deducted.

Depending on market conditions, you can make or lose money in any of the variable accounts. We reserve the right to offer other investment choices in the future.

You may also direct your money to the fixed account and receive a guaranteed rate of return. Money you place in the fixed account will earn interest for one year periods at a fixed rate that is guaranteed by us never to be less than 3.0%.

Transfers

You have the flexibility to transfer assets within your Contract. At any time during the pay-in period, you may transfer amounts among the variable accounts and between the fixed account and any variable account. Certain restrictions apply to transfers to and from the fixed account.

You may make 12 free transfers each contract year. We impose a $25 charge per transfer on each transfer after the twelfth during a contract year before the Annuity Start Date.

Transfers will reduce the value of the Living Benefit guarantee.

Once you begin to receive annuity payments, you may make one transfer among the variable accounts each contract year.

Access to Your Money

During the pay-in period, you may receive a cash withdrawal of part of your contract value. The minimum amount you can withdraw is $250. You may also fully withdraw all your value from the Contract and receive its surrender value.

Full and partial withdrawals may be subject to a withdrawal charge, depending upon the withdrawal charge option you chose at the time of purchase and the timing of the withdrawal. In any contract year after the first contract year, you may withdraw a portion of your contract value, called the free withdrawal amount, without incurring a withdrawal charge.

Withdrawals will reduce the value of the Living Benefit guarantee.

You may have to pay federal income taxes and a penalty tax on any money you withdraw from the Contract.

Death Benefit

We will pay the death benefit to the beneficiary on the annuitant's death before the Annuity Start Date.

The death benefit will equal the greater of:

o the sum of premium payments made under the Contract, less partial withdrawals as of the date we determine the death benefit; or

o    the contract value as of the date we determine the death benefit.

If you elect the enhanced death benefit option, the enhanced death benefit will be the greater of:

o    the contract value as of the date we determine the enhanced death benefit;
     or

o the highest contract value on any Death Benefit Anniversary, adjusted for any premium payments received, withdrawals taken and charges incurred between such Death Benefit Anniversary and the date we determine the enhanced death benefit.

We set the value of the enhanced death benefit initially on the first Death Benefit Anniversary (that is, the third Contract Anniversary) and reset it every third Contract Anniversary if the value is greater. Once reset, this value will never decrease unless you make a partial withdrawal.

In determining both the enhanced and the standard death benefit, we will subtract any applicable premium taxes not previously deducted.

A different death benefit calculation applies if the annuitant dies at or after age 75.

Living Benefit

The Living Benefit guarantees a minimum value in the variable accounts on the Contract's tenth anniversary, provided certain conditions are met. The Living Benefit is based on the first premium payment that you direct into the Eligible Variable Accounts at the time of premium payment reduced by adjusted withdrawals and transfers.

We will not credit your Contract with any Living Benefit if you elect to receive annuity payments before the Living Benefit Date.

Transfers and withdrawals from an Eligible Variable Account will reduce the value of the Living Benefit.

Fees and Charges

Withdrawal Charge. We will deduct a withdrawal charge if you withdraw all or part of your contract value during certain time periods. The amount of the withdrawal charge depends on the withdrawal charge option and free withdrawal option you choose at the time you purchase the Contract.

We do not assess a withdrawal charge on the death benefit or on annuity payments under an annuity payout plan with a life contingency or an annuity payout plan with at least 10 years of guaranteed payments.

You may choose between two withdrawal charge options. If you choose the date of issue withdrawal charge option, we will calculate the withdrawal charge from the date of issue. The date of issue withdrawal charge is 7% in the first six Contract Years, decreasing to 6% in the seventh Contract Year, and then declining by 2% in each subsequent Contract Year, until it is zero in Contract Year ten. If you choose the date of premium payment withdrawal charge option, we will calculate the withdrawal charge from the date you make a premium payment. The date of premium payment withdrawal charge is 7% in the first Contract Year, decreasing by 1% in each subsequent Contract Year, until it is zero in Contract Year eight.

In any contract year after the first contract year, you may withdraw a portion of your contract value without incurring a withdrawal charge. This amount is called the free withdrawal amount.

The withdrawal charge may be waived in cases of extended hospitalization, long-term care, terminal illness, or to pay for post secondary education, as provided in the Contract.

Contract Fee. We deduct a quarterly contract fee of $7.50 from your contract value at the end of each contract quarter during the pay-in period and on the date of full withdrawal. Certain exceptions apply.

Transfer Fee. You may make 12 free transfers each contract year. We impose a $25 charge per transfer on each transfer after the twelfth during a contract year before the Annuity Start Date.

Mortality and Expense Risk Charge. We will deduct a daily mortality and expense risk charge from your value in the variable accounts at an annual rate of 1.25%. We will continue to deduct this charge after you begin to receive annuity payments if you choose to receive variable annuity payments.

Asset-Based Administrative Charge. We will deduct a daily administrative charge from your value in the variable account at an annual rate of 0.15%. We will continue to assess this charge after you begin to receive annuity payments if you choose to receive variable annuity payments.

Premium Taxes. We will deduct state premium taxes, which currently range from 0% up to 3.5%, if your state requires us to pay the tax. If necessary, we will make the deduction either: (a) from premium payments as we receive them, (b) from your contract value upon partial or full withdrawal, (c) when annuity payments begin, or (d) upon payment of a death benefit.

Portfolio Fees and Charges. Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. These charges currently range from .30% to 1.50% annually. See the Fee Table in this Prospectus and the prospectuses for the portfolios.

Annuity Provisions

Payout Options. The Contract allows you to receive periodic annuity payments beginning on the Annuity Start Date you select. You may choose among several payout plans. You may receive income payments for a specific period of time or for life, with or without a guaranteed number of payments.

We will use your adjusted contract value on the Annuity Start Date to calculate the amount of your annuity payments under the payment plan you choose. If you select a variable payout option, the dollar amount of your payments may go up or down depending on the investment results of the portfolios you invest in at that time.

Federal Tax Status

Generally, a distribution, including a full or partial withdrawal or death benefit payment, may be taxed. In certain circumstances, a 10% penalty tax may apply. For a further discussion of the federal tax status of variable annuity contracts, see "Federal Tax Status."

Inquiries

If you need additional information, please contact us at:

Service Center
P.O. Box 29163
Overland Park, KS 66201-1348
            or
12900 Metcalf Avenue, Suite 200
Overland Park, KS 66213-2620
1-888-232-6486.

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fee table
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The Fee Table illustrates the current expenses and fees under the Contract as well as the portfolios' fees and expenses for the 1998 calendar year. The purpose of this table is to help you understand the various costs and expenses that you will pay directly and indirectly.

Your Transaction Expenses

Sales Charge Imposed on Premium Payments ..............................  None
Maximum Withdrawal Charge (as a percentage of your premium payment)(1)   7.0%
Transfer Fee .......................... No fee for the first 12 transfer in a contract year then $25 per additional transfer
Annualized Contract Fee(2) ............................................. $ 30
Separate Account Annual Expenses
(as a percentage of average net assets)
 Mortality and Expense Risk Charge .................................... 1.25%
 Administrative Expenses .............................................. 0.15%
                                                                        ----
 Total Separate Account Annual Expenses ............................... 1.40%

Annual Fund Expenses

(as a percentage of average net assets after fee waivers and expense reimbursements)

                                                                                                           Total Annual
                                                                                            Other            Expenses
                                                         Management                       Expenses        (after waivers
                                                            Fees            12b-1          (after              and
Name of Portfolio                                     (after waivers)       Fees       reimbursement)     reimbursement)
--------------------------------------------------   -----------------   ----------   ----------------   ---------------
Alger American Fund
 MidCap Growth Portfolio                                    0.80%            0.00%           0.04%             0.84%
 SmallCap Portfolio                                         0.85%            0.00%           0.04%             0.89%
Fidelity VIP
 Equity-Income Portfolio(3)                                 0.49%            0.00%           0.09%             0.58%
 Growth Portfolio(3)                                        0.59%            0.00%           0.09%             0.68%
 Money Market Portfolio                                     0.20%            0.00%           0.10%             0.30%
Fidelity VIP II
 Asset Manager Portfolio(3)                                 0.54%            0.00%           0.10%             0.64%
 Contrafund Portfolio(3)                                    0.59%            0.00%           0.11%             0.70%
 Index 500 Portfolio(3)                                     0.24%            0.00%           0.11%             0.35%
 Investment Grade Bond Portfolio                            0.43%            0.00%           0.14%             0.57%
OCC Accumulation Trust
 Managed Portfolio(4)                                       0.78%            0.00%           0.04%             0.82%
 Small Cap Portfolio(4)                                     0.80%            0.00%           0.08%             0.88%
Royce Capital Fund
 Royce Mid-Cap Portfolio(5)                                 0.01%            0.00%           1.34%             1.35%
SAFECO Resources Series Trust                               0.74%            0.00%           0.04%             0.78%
 SAFECO Equity Portfolio SAFECO Growth Portfolio            0.74%            0.00%           0.06%             0.80%
SoGen Variable Funds, Inc.
 SoGen Overseas Portfolio(6)                                0.00%            0.25%           1.25%             1.50%
T. Rowe Price Fixed Income Series, Inc.
 Limited-Term Bond Portfolio(7)                             0.70%            0.00%           0.00%             0.70%
T. Rowe Price International Series, Inc.
 International Stock Portfolio(7)                           1.05%            0.00%           0.00%             1.05%
Van Eck Worldwide Insurance Trust
 Worldwide Hard Assets Portfolio                            1.00%            0.00%           0.16%             1.16%

(1) The amount of the withdrawal charge depends on the withdrawal charge option and free withdrawal option you choose at the time you purchase the Contract. We do not assess a withdrawal charge if the Contract terminates due to your death or the annuitant's death, or if you decide to begin to receive annuity payments under an annuity payout plan with a life contingency or an annuity payout plan with at least 10 years of guaranteed payments.

(2) We waive this fee for Qualified Contracts. We also waive this fee for Non-Qualified Contracts with cumulative premium payments of $100,000 or more.

(3) A portion of the brokerage commissions that the Equity Income, Growth, Asset Manager, Index 500 and Contrafund Portfolios pay was used to reduce fund expenses. In addition, these Portfolios have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the fee table would have been: 0.57% for the Equity Income Portfolio; 0.66% for the Growth Portfolio; 0.63% for the Asset Manager Portfolio; 0.28% for the Index 500 Portfolio; and 0.66% for the Contrafund Portfolio.

(4) The Other Expenses of the OCC Accumulation Trust Portfolios as of December 31, 1998 are shown without a reduction for certain expense offsets afforded the Portfolios which effectively lowered overall custody expenses. The Total Annual Portfolio Expenses of the Managed and Small Cap Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of their respective average daily net assets. These limitations had a negligible effect, so that without such limitations, and without giving effect to any expense offsets, the Management Fees, Other Expenses and Total Annual Portfolio Expenses incurred for the fiscal year ended December 31, 1998 would have been: 0.78%, 0.04% and 0.82%, respectively, for the Managed Portfolio; and 0.80%, 0.08% and 0.88%, respectively, for the Small Cap Portfolio.

(5) Royce & Associates, Inc., the investment adviser to the Royce Micro-Cap Portfolio, has contractually agreed to waive its management fees and reimburse Other Expenses through December 31, 1999 to the extent necessary to maintain Total Annual Expenses of the Portfolio at or below 1.35%. Without such waiver and reimbursement, the Management Fee was 1.25% and Total Annual Expenses were 2.59% for fiscal year 1998.

(6) The 12b-1 fee for the SoGen Overseas Portfolio is imposed to enable the Portfolio to recover certain sales expenses, including compensation to broker-dealers, the cost of printing prospectuses, advertising costs and shareholder servicing-related expenses for the Portfolio. Over a long period of time, the total amount of 12b-1 fees paid may exceed the amount of sales charges imposed by other portfolios. Under the terms of an investment advisory agreement dated August 16, 1996, the SoGen Overseas Portfolio pays its investment adviser a monthly advisory fee at an annual rate of 0.75% of the average daily net assets of the Portfolio. For year ended December 31, 1998, the adviser waived its investment advisory fee in its entirety and reimbursed the Portfolio for all expenses in excess of 1.50% of average daily net assets. Without such waiver and reimbursements, the Management Fee was 0.75%, Other Expenses were 4.23%, and Total Annual Expenses were 4.98%.

(7) The Limited-Term Bond Portfolio pays T. Rowe Price an annual all-inclusive fee of 0.70%, computed daily and paid monthly, based on its average daily net assets. The International Stock Portfolio pays Rowe Price-Fleming International, Inc. ("Price-Fleming") an annual all-inclusive fee of 1.05%, computed daily and paid monthly, based on its average daily net assets. These fees pay for investment management services and other operating costs of the Portfolios.

The purpose of these tables is to assist you in understanding the costs and expenses that you will bear directly or indirectly. The table reflects the actual charges and expenses for the separate account and for each portfolio for the fiscal year ended December 31, 1998.

Examples

(Note: The examples shown below are entirely hypothetical. They do not represent past or future performance or expenses. Actual performance and/or expenses may be more or less than shown.)

Examples 1 and 2 show expenses for Contracts with a Date of Issue Withdrawal Charge Option.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and charges and expenses reflected in the Fee Table above:

1. If you surrender your Contract (or if you elect to annuitize under a period certain option for a specified period of less than 10 years) at the end of the applicable time period:

                             1 Year         3 Years        5 Years       10 Years
                          ------------   ------------   ------------   ------------
Alger American Fund
 MidCap Growth              $94.50         $143.44        $198.64        $273.95
 Small Capitalization       $95.02         $144.91        $201.27        $279.19
Fidelity VIP
 Equity-Income              $91.77         $135.79        $184.89        $246.26
 Growth                     $92.82         $138.74        $190.20        $257.00
 Money Market               $88.83         $127.50        $169.91        $215.62

                                               1 Year         3 Years        5 Years       10 Years
                                            ------------   ------------   ------------   ------------
Fidelity VIP II
 Asset Manager                                 $ 92.40        $137.56        $188.08        $252.72
 Contrafund                                    $ 93.03        $139.32        $191.26        $259.13
 Index 500                                     $ 89.36        $128.98        $172.60        $221.16
 Investment Grade Bond                         $ 91.67        $135.49        $184.36        $245.18
OCC Accumulation Trust
 Managed                                       $ 94.29        $142.85        $197.59        $271.84
 Small Cap                                     $ 94.92        $144.61        $200.74        $278.14
Royce Capital Fund
 Royce Micro-Cap                               $ 99.85        $158.33        $224.95        $326.17
SAFECO Resources Series Trust
 SAFECO Equity                                 $ 93.87        $141.68        $195.48        $267.62
 SAFECO Growth                                 $ 94.08        $142.27        $196.54        $269.74
SoGen Variable Funds, Inc.
 SoGen Overseas Variable                       $101.42        $162.68        $232.09        $341.02
T. Rowe Price Fixed Income Series, Inc.
 Limited-Term Bond                             $ 93.03        $139.32        $191.26        $259.13
T. Rowe Price International Series, Inc.
 International Stock                           $ 96.70        $149.59        $209.64        $295.78
Van Eck Worldwide Insurance Trust
 Worldwide Hard Assets                         $ 97.85        $152.80        $215.36        $307.03

2. If you do not surrender your Contract (or if you elect to annuitize under a life contingency option or under a period certain option for a minimum specified period of 10 years) at the end of the applicable time period:

                                               1 Year       3 Years        5 Years       10 Years
                                            -----------   -----------   ------------   ------------
Alger American Fund
 MidCap Growth                                 $24.50        $75.31        $128.64        $273.95
 Small Capitalization                          $25.02        $76.88        $131.27        $279.19
Fidelity VIP
 Equity-Income                                 $21.77        $67.09        $114.89        $246.26
 Growth                                        $22.82        $70.25        $120.20        $257.00
 Money Market                                  $18.83        $58.18        $ 99.91        $215.62
Fidelity VIP II
 Asset Manager                                 $22.40        $68.99        $118.08        $252.72
 Contrafund                                    $23.03        $70.89        $121.26        $259.13
 Index 500                                     $19.36        $59.78        $102.60        $221.16
 Investment Grade Bond                         $21.67        $66.77        $114.36        $245.18
OCC Accumulation Trust
 Managed                                       $24.29        $74.68        $127.59        $271.84
 Small Cap                                     $24.92        $76.57        $130.74        $278.14
Royce Capital Fund
 Royce Micro-Cap                               $29.85        $91.30        $155.18        $326.17
SAFECO Resources Series Trust
 SAFECO Equity                                 $23.87        $73.41        $125.48        $267.62
 SAFECO Growth                                 $24.08        $74.04        $126.54        $269.74
SoGen Variable Funds, Inc.
 SoGen Overseas Variable                       $31.42        $95.97        $162.87        $341.02
T. Rowe Price Fixed Income Series, Inc.
 Limited-Term Bond                             $23.03        $70.89        $121.26        $259.13
T. Rowe Price International Series, Inc.
 International Stock                           $26.70        $81.91        $139.64        $295.78
Van Eck Worldwide Insurance Trust
 Worldwide Hard Assets                         $27.85        $85.36        $145.36        $307.03

Examples 3 and 4 show Contracts with a Date of Premium Payment Withdrawal
Option.

3. If You surrender your Contract (or if you elect to annuitize under a period certain option for a specified period of less than 10 years) at the end of the applicable time period:

                                               1 Year        3 Years        5 Years       10 Years
                                            -----------   ------------   ------------   ------------
Alger American Fund
 MidCap Growth                                $ 94.50        $123.97        $158.64        $273.95
 Small Capitalization                         $ 95.02        $125.47        $161.27        $279.19
Fidelity VIP
 Equity-Income                                $ 91.77        $116.16        $144.89        $246.26
 Growth                                       $ 92.82        $119.17        $150.20        $257.00
 Money Market                                 $ 88.83        $107.69        $129.91        $215.62
Fidelity VIP II
 Asset Manager                                $ 92.40        $117.97        $148.08        $252.72
 Contrafund                                   $ 93.03        $119.77        $151.26        $259.13
 Index 500                                    $ 89.36        $109.21        $132.60        $221.16
 Investment Grade Bond                        $ 91.67        $115.86        $144.36        $245.18
OCC Accumulation Trust
 Managed                                      $ 94.29        $123.37        $157.59        $271.84
 Small Cap                                    $ 94.92        $125.17        $160.74        $278.14
Royce Capital Fund
 Royce Micro-Cap                              $ 99.85        $139.18        $185.08        $326.17
SAFECO Resources Series Trust
 SAFECO Equity                                $ 93.87        $122.17        $155.48        $267.62
 SAFECO Growth                                $ 94.08        $122.77        $156.54        $269.74
SoGen Variable Funds, Inc.
 SoGen Overseas Variable                      $101.42        $143.62        $192.54        $341.02
T. Rowe Price Fixed Income Series, Inc.
 Limited-Term Bond                            $ 93.03        $119.77        $151.26        $259.13
T. Rowe Price International Series, Inc.
 International Stock                          $ 96.70        $130.26        $169.64        $295.78
Van Eck Worldwide Insurance Trust
 Worldwide Hard Assets                        $ 97.85        $133.53        $175.36        $307.03

4. If You do not surrender your Contract (or if you elect to annuitize under a life contingency option or under a period certain option for a minimum specified period of 10 years) at the end of the applicable time period:

                              1 Year       3 Years        5 Years       10 Years
                           -----------   -----------   ------------   ------------
Alger American Fund
 MidCap Growth               $24.50        $75.31        $128.64        $273.95
 Small Capitalization        $25.02        $76.88        $131.27        $279.19
Fidelity VIP
 Equity-Income               $21.77        $67.09        $114.89        $246.26
 Growth                      $22.82        $70.25        $120.20        $257.00
 Money Market                $18.83        $58.18        $ 99.91        $215.62
Fidelity VIP II
 Asset Manager               $22.40        $68.99        $118.08        $252.72
 Contrafund                  $23.03        $70.89        $121.26        $259.13
 Index 500                   $19.36        $59.78        $102.60        $221.16
 Investment Grade Bond       $21.67        $66.77        $114.36        $245.18
OCC Accumulation Trust
 Managed                     $24.29        $74.68        $127.59        $271.84
 Small Cap                   $24.92        $76.57        $130.74        $278.14
Royce Capital Fund
 Royce Micro-Cap             $29.85        $91.30        $155.18        $326.17

                                               1 Year       3 Years        5 Years       10 Years
                                            -----------   -----------   ------------   ------------
SAFECO Resources Series Trust
 SAFECO Equity                                 $23.87        $73.41        $125.48       $267.62
 SAFECO Growth                                 $24.08        $74.04        $126.54       $269.74
SoGen Variable Funds, Inc.
 SoGen Overseas Variable                       $31.42        $95.97        $162.87       $341.02
T. Rowe Price Fixed Income Series, Inc.
 Limited-Term Bond                             $23.03        $70.89        $121.26       $259.13
T. Rowe Price International Series, Inc.
 International Stock                           $26.70        $81.91        $139.64       $295.78
Van Eck Worldwide Insurance Trust
 Worldwide Hard Assets                         $27.85        $85.36        $145.36       $307.03

The examples provided above assume that no transfer charges or premium taxes have been assessed. The examples also reflect the contract fee of $30 as if it were assessed on an average contract value of $30,000, which translates the contract fee into a 0.10% charge for the purposes of the examples based on a $1,000 investment.

The examples do not represent past or future expenses. Actual expenses may be greater or lesser than those shown. The assumed 5% annual rate of return is hypothetical. It does not represent past or future annual returns, which may be greater or less than this assumed rate.

Condensed Financial Information
Condensed financial information for the variable accounts is included at the end of this prospectus.

--------------------------------------------------------------------------------
about IL annuity and the separate account
--------------------------------------------------------------------------------

IL Annuity and Insurance Company

IL Annuity and Insurance Company, formerly known as Sentry Investors Life Insurance Company, is a stock life insurance company organized under the laws of the Commonwealth of Massachusetts on December 21, 1965 and incorporated on March 9, 1966. We changed our name to "IL Annuity and Insurance Company" on January 17, 1995.

Effective October 31, 1994, we entered into an assumption reinsurance agreement with Sentry Life Insurance Company ("Sentry") whereby Sentry assumed all of our existing insurance in-force and related assets and liabilities.

On November 1, 1994, we became a wholly-owned subsidiary of the Indianapolis Life Group of Companies, Inc. ("Indianapolis Life Group"), which is a majority-owned subsidiary of Indianapolis Life Insurance Company. Indianapolis Life Insurance Company is a mutual life insurance company chartered under Indiana law in 1905 with assets as of December 31, 1998 which approximated $1.78 billion.

At the end of 1997, American United Life Insurance Company ("AUL") and Indianapolis Life Insurance Company took preliminary steps toward an affiliation. At that time, AUL invested $8,910,000 in Indianapolis Life Group of Companies, Inc. ("IL Group") and on March 30, 1998 AUL invested an additional $18,090,000. On March 31, 1999, an Investment and Funding Agreement was executed between IL Group, AUL and Legacy Marketing Group ("LMG"). The Agreements provides for additional investments in IL Group, the purpose of which is to provide additional capital to IL Annuity. As a result of these investments and related transactions, as of March 31, 1999, Indianapolis Life Insurance Company retains ownership of 61.30% of the stock of IL Group, AUL owns 32.44% of the IL Group stock and LMG owns 6.26% of the IL Group stock. The

Agreement to affiliate does contain provisions which would allow AUL to invest additional amounts in IL Group, and potentially to own up to 49.9% of the outstanding IL Group stock.

IL Annuity and Insurance Co. Separate Account 1

We established the IL Annuity and Insurance Co. Separate Account I (the "Separate Account") as a separate account under Massachusetts insurance law on November 1, 1994. The separate account will receive and invest net premium payments made under the Contracts and under other variable annuity contracts we may issue in the future.

Although the assets in the separate account are our property, the portion of the assets in the separate account equal to the reserves and other contract liabilities of the separate account are not chargeable with the liabilities arising out of any other business that we may conduct and that has no specific relation to or dependence upon the separate account. The assets of the separate account are available to cover our general liabilities only to the extent that the separate account's assets exceed its liabilities arising under the Contracts and any other contracts supported by the separate account. We have the right to transfer to the general account any assets of the separate account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are our general corporate obligations. Income, gains and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains or losses of any other separate account or of the Company.

The separate account is divided into 18 variable accounts. Additional variable accounts may be available in the future. Each variable account invests exclusively in shares of a single corresponding portfolio. The income, gains and losses, whether or not realized, from the assets allocated to each variable account are credited to or charged against that variable account without regard to income, gains or losses from any other variable account.

The separate account has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the separate account, the funds or of us by the SEC. The separate account is also subject to the laws of the Commonwealth of Massachusetts which regulate the operations of insurance companies domiciled in Massachusetts.

--------------------------------------------------------------------------------
the portfolios
--------------------------------------------------------------------------------

Each variable account of the separate account invests exclusively in shares of a designated portfolio of a Fund. Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge. Each Fund currently available under the Contract is registered with the SEC under the 1940 as an open-end, management investment company.

The assets of each portfolio of each Fund are separate from the assets of that Fund's other portfolios, and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate investment portfolio and the income or losses of one portfolio has no effect on the investment performance of any other portfolio.

Each of the Funds is managed by an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. Each investment adviser is responsible for the selection of the investments of the portfolio. These investments must be consistent with the investment objective, policies and restrictions of that portfolio.

In addition, the investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of other such portfolios. We make no assurance, and no representation, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager.

An investment in a variable account, or in any portfolio, including the Money Market Portfolio, is not insured or guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value per share.

We cannot guarantee that each Portfolio will always be available for its variable annuity contracts. Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge.

Investment Objectives of the Portfolios

The investment objective of each portfolio is summarized below. We give no assurance that any portfolio will achieve its stated objectives. You can find more detailed information, including a description of risks, fees and expenses of each portfolio in the prospectuses for the Funds which accompany this prospectus.

Certain portfolios have similar investment objectives and/or policies. You should carefully read the prospectuses for the portfolios before you invest.

Portfolio                                                      Investment Objective
------------------------- ----------------------------------------------------------------------------------------------
The Alger American        seeks long-term capital appreciation. The portfolio focuses on mid-size companies with
MidCap Growth             promising growth potential. Under normal circumstances, the portfolio invests primarily in
Portfolio                 the equity securities of companies having a market capitalization within the range of companies in the S&P[RegTM] MidCap 400 Index.

The Alger American        seeks long-term capital appreciation. The portfolio focuses on small, fast-growing
Small Capitalization      companies that offer innovative products, services or technologies to a rapidly expanding
Portfolio                 marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell[RegTM] 2000 Growth Index or the
                          S&P[RegTM] SmallCap 600 Index.

Fidelity VIP              seeks reasonable income and will also consider the potential for capital appreciation. The
Equity-Income Portfolio   portfolio seeks a yield which exceeds the composite yield on the securities comprising the
                          S&P 500 by investing primarily in income-producing equity securities.

Fidelity VIP              seeks to achieve capital appreciation by investing in common stocks that the adviser
Growth Portfolio          believes have above-average growth potential.

Fidelity VIP              seeks to earn a high level of current income as is consistent with the preservation of
Money Market Portfolio    capital and liquidity by investing in high-quality, short-term money market securities of different types.

Fidelity VIP II           seeks to obtain a high total return with reduced risk over the long-term by allocating its
Asset Manager Portfolio   assets among stocks, bonds and short-term instruments.

Fidelity VIP II           seeks long-term capital appreciation by investing primarily in common stocks of
Contrafund Portfolio      companies whose value the adviser believes is not fully recognized by the public.

Fidelity VIP II           seeks to match the total return of the S&P 500. The adviser normally invests at least 80% of
Index 500 Portfolio       the portfolio's assets in equity securities of companies that compose the S&P 500.

Fidelity VIP II           seeks as high a level of current income as is consistent with the preservation of capital by
Investment Grade Bond     investing in U.S. dollar-denominated investment grade bonds.

Portfolio
OCC Accumulation          seeks growth of capital over time through investment in a portfolio consisting of common
Managed Portfolio         stocks, bonds and cash equivalents, the percentages of which will vary based on management's assessments of relative investment values.

OCC Accumulation Small    seeks capital appreciation through investment in a diversified portfolio of equity securities
Cap Portfolio             of companies with market capitalizations of under $1 billion.

Portfolio                                                         Investment Objective
-------------------------   ------------------------------------------------------------------------------------------------
Royce Micro-Cap             seeks long-term growth of capital. The adviser invests the portfolio's assets primarily in a
Portfolio                   broadly diversified portfolio of equity securities issued by micro-cap companies (stock market capitalization below $300 million).

SAFECO Equity Portfolio     seeks long-term growth of capital and reasonable current income. During normal market conditions, the portfolio will invest primarily in equity securities (common stock and preferred stock), and may invest in securities convertible into common stock (including convertible corporate bonds and convertible preferred stock). The portfolio typically invests in common stocks of large, established companies that are proven performers.

SAFECO Growth               seeks growth of capital and the increased income that ordinarily follows from such
Portfolio                   growth. The Growth Portfolio invests most of its assets in common stock selected primarily for potential appreciation.

SoGen Overseas              seeks long-term growth of capital by investing primarily in securities of small and medium
Variable Portfolio          size non-U.S. companies. It particularly seeks companies that have growth potential, financial strength and stability, strong management and fundamental value. The Portfolio may invest in securities traded in mature markets (for example, Japan, Canada and the
                            United Kingdom) and in emerging markets (Mexico and Indonesia, for example). The
                            Portfolio may invest up to 20% of its total assets in debt securities, that may include lower-
                            rated securities, commonly referred to as "junk bonds" and securities that are not rated.
                            The greater risks involved in foreign investing and investing in junk bonds should be understood and carefully considered. See the Portfolio's Prospectus for a description of these risks.

T. Rowe Price               seeks a high level of income consistent with moderate fluctuation in principal value. The
Limited-Term Bond           portfolio will invest at least 65% of total assets in short- and intermediate-term, investment-
Portfolio                   grade debt securities.

T. Rowe Price               seeks long-term growth of capital through investments primarily in common stocks of
International Stock         established, non-U.S. companies.
Portfolio

Van Eck Worldwide           seeks long-term capital appreciation by investing globally, primarily in "Hard Asset
Hard Assets Portfolio       Securities" of companies that are directly or indirectly engaged to a significant extent in the exploration, development, production or distribution of one or more of the following:
                            (i) precious metals, (ii) natural resources, (iii) real estate, and (iv) commodities.

--------------------------------------------------------------------------------
Investment Advisers to the Funds

The Alger American Fund. Fred Alger Management, Inc. ("Alger Management") serves as investment adviser for the MidCap Growth and Small Capitalization Portfolios of The Alger American Fund. Fred Alger & Company, Incorporated, an affiliate of Alger Management, will serve as the portfolio's broker in effecting substantially all of the portfolio transactions on security exchanges.

Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II. The portfolios of the VIP Fund and the VIP Fund II are managed by Fidelity Management & Research Company ("FMR"). On behalf of VIP Money Market Portfolio, FMR has entered in a subadvisory agreement with Fidelity Investments Money Management, Inc. ("FIMM"), under which FIMM has primary responsibility for choosing investments for the fund. On behalf of VIP II Asset Manager Portfolio, FMR has entered into a sub-advisory agreement with FIMM, under which FIMM chooses certain types of investments for the portfolio. On behalf of VIP II Asset Manager Portfolio and VIP II Contrafund Portfolio, FMR has entered into sub-advisory agreements with Fidelity Investment Management and Research (U.K.) Inc. ("FMR (U.K.)") and Fidelity Management and Research (Far East) Inc. ("FMR Far East"), under which the sub-advisers may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services to the funds.

OCC Accumulation Trust. The OCC Trust receives investment advice with respect to each of its portfolios from OpCap Advisors. OpCap Advisors is a subsidiary of Oppenheimer Capital which is an indirect wholly owned subsidiary of PIMCO Advisors L.P.

Royce Capital Fund. Royce & Associates, Inc. serves as the investment adviser to the portfolio.

SAFECO Resource Series Trust. Each portfolio is managed by SAFECO Asset Management Company.

SoGen Variable Funds, Inc. Societe Generale Asset Management Corp., which is indirectly owned by Societe Generale, one of France's largest banks, serves as the portfolio's investment adviser.

T. Rowe Price Fixed Income Series, Inc. T. Rowe Price Associates, Inc. is responsible for the selection and management of the portfolio investments of T. Rowe Price Limited-Term Bond Portfolio and receives a single, all-inclusive fee based on the portfolio's average daily net assets to cover investment management and operating expenses.

T. Rowe Price International Series, Inc. Rowe Price-Fleming International, Inc. ("Price-Fleming") is responsible for the selection and management of the portfolio's investments. Incorporated in 1979 as a joint venture between T. Rowe Price Associates, Inc. ("T. Rowe Price") and Robert Fleming Holdings Limited ("Fleming"), Price-Fleming receives a single, all-inclusive fee based on the portfolio's average daily net assets to cover investment management and operating expenses.

Van Eck Worldwide Insurance Trust. Van Eck Associates Corporation serves as investment adviser and manager to the Van Eck Worldwide Hard Assets Portfolio pursuant to an Advisory Agreement with the Van Eck Trust.

We have entered into agreements with the investment adviser of several of the Funds pursuant to which each such investment adviser will pay us a servicing fee based upon an annual percentage of the average aggregate net assets we have invested on behalf of the separate account. These agreements reflect administrative services we have provided to the Funds. Payments of such amounts on behalf of the Funds will not increase the fees paid by the Funds or their shareholders.

Availability of the Funds

We cannot guarantee that each portfolio will always be available for investment through the Contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the separate account. If the shares of a portfolio are no longer available for investment or if, in our judgment, further investment in any portfolio should become inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

We also reserve the right in our sole discretion to establish additional variable accounts, or eliminate or combine one or more variable accounts, if marketing needs, tax considerations or investment conditions warrant. We will determine if new or substituted variable accounts will be available to existing contract owners. Subject to obtaining any approvals or consents required by law, the assets of one or more variable accounts may also be transferred to any other variable account if, in our sole discretion, marketing, tax, or investment conditions warrant. Additional information regarding termination of participation agreements, substitutions of investments and resolving conflicts among Funds may be found in the SAI.

--------------------------------------------------------------------------------
the pay-in period
--------------------------------------------------------------------------------

The pay-in period begins when your first premium payment is made and continues until you begin to receive annuity payments during the payout period. The pay-in period will also end if you fully withdraw all of your contract value before the payout period.

Purchasing a Contract

You may purchase a Contract with a premium payment of $1,000 or more. The maximum first premium payment is $250,000.

To purchase a Contract, you must make an application to us either through one of our licensed representatives who is also a registered representative of IL Securities, Inc. or of a broker-dealer having a selling agreement with IL Securities, Inc. Contracts may be sold to or in connection with retirement plans that do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the tax code. We will not issue you a Contract if you are older than age 85 on the date of issue.

Premium Payments

Premium payments must be at least $1,000. You may make premium payments at any time until the earliest of: (a) the Annuity Start Date; (b) the date you fully withdraw all contract value; or (c) the date you reach age 85 (age 70-1/2 for Qualified Contracts other than Roth IRAs).

In any one contract year, we will not accept premium payments that total more than two times your first premium payment. We will not accept total premium payments in excess of $250,000. However, we reserve the right to waive these limitations.

Under the Automatic Premium Payment Plan, you may select an annual, semi-annual, quarterly or monthly payment schedule under which we will automatically deduct premium payments from a bank or credit union account or other source. The minimum amount of such payment is $1,000 per month.

Cancellation -- The 10 Day Free-Look Period

You have the right to cancel the Contract for any reason within 10 days after you receive it (or within 20 days of receipt if the Contract is replacing another annuity contract or insurance policy). In some jurisdictions, this period may be longer than 10 days. To cancel the Contract, you must send a written request for cancellation and the returned Contract to the Service Center before the end of the free-look period.

The amount that we will refund to you will vary according to state requirements. In most states, we will refund to you an amount equal to the sum of:

o the difference between the premium payments you paid and the amounts you allocated to the variable accounts and the fixed account under the Contract; and

o the contract value as of the date we receive the Contract and the written request for cancellation at the Service Center.

You bear the investment risk for premium payments allocated to the variable accounts during the free-look period.

A few states require us to return premium payments upon cancellation. If state law requires that premium payments be returned, the amount of the refund will be the greater of:

o    the premium payments you paid under the Contract; and

o the contract value (without the deduction of a withdrawal charge) on the date we receive the Contract and the written request for cancellation at our Service Center, plus any premium taxes we deducted.

In those states where we must return premium payments, we will place the money you allocated to a variable account into the Money Market variable account for a 15-day period following the date on which we credit the initial premium payment to your Contract. At the end of that period, we will direct the amount in the Money Market variable account to the variable accounts you selected on your application based on the allocation percentages you specified.

Designating Your Investment Options

When you fill out your application, you will give us instructions on how to allocate your first net premium payment among the eighteen variable accounts and the fixed account. The amount you direct to a particular variable account and/or to the fixed account must equal at least 1% of the premium payment.

Once we receive your premium payment and your completed application at the Service Center, we will issue your Contract and direct your first net premium payment within two (2) business days to the variable accounts and/or the fixed account in accordance with your instructions, subject to the limitations set forth above under "Cancellation -- The 10-Day Free Look Period."

If you did not give us all the information we need, we will contact you. If we cannot complete the application within 5 business days, we will either send back your money immediately or obtain your permission to keep your money until we receive all the necessary information. Once the application is complete, we will direct your first net premium payment to the variable accounts and/or the fixed account according to your instructions within 2 business days.

We will credit any additional premium payments you make to your Contract at the accumulation unit value computed at the end of the business day on which we receive them. Our business day closes when the New York Stock Exchange closes, usually at 4 p.m. Eastern Time. If we receive your premium payments after the close of our business day, we will calculate and credit them the next business day. We will direct your premium payment to the variable accounts and/or the fixed account according to your written instructions in effect at the time we receive it. However, you may direct individual premium payments to a specific variable account and/or to the fixed account without changing your instructions. You may change your instructions directing your investments at any time by sending us a written request or by telephone authorization. Changing your instructions will not change the way existing contract value is apportioned among the variable accounts or the fixed account.

The contract value you directed to a variable account will vary with the investment experience of that variable account. You bear the entire investment risk for amounts you allocate to the variable accounts. You should periodically review your premium payment allocation instructions in light of market conditions and your overall financial objectives.

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your contract value
--------------------------------------------------------------------------------

Separate Account Value

Your separate account value will reflect the investment experience of the selected variable accounts, any net premium payments paid, any surrenders or partial withdrawals, any transfers, and any charges assessed in connection with the Contract. There is no guaranteed minimum separate account value. A Contract's separate account value depends upon a number of variables, therefore it cannot be predetermined.

Calculating Separate Account Value

Your separate account value is determined at the end of each business day. The value will be the total of your Contract's value in each of the variable accounts, we determine your contract's value in each variable account by multiplying that variable account's unit value for the relevant valuation period by the number of accumulation units of that variable account allocated to the Contract.

Number of Accumulation Units

Any amounts you allocate or transfer to the variable accounts will be converted into variable account accumulation units. We determine the number of accumulation units to be credited to your Contract by dividing the dollar amount being allocated or transferred to a variable account by the accumulation unit value for that variable account at the end of the business day during which the amount was allocated or transferred. The number of accumulation units in any variable account will be increased at the end of the business day by any net premium payments allocated to the variable account during the current business day and by any amounts transferred to the variable account from another variable account or from the fixed account during the current business day.

Any amounts transferred, surrendered or deducted from a variable account will be processed by canceling or liquidating accumulation units. The number of accumulation units to be canceled is determined by dividing the dollar amount being removed from a variable account by the accumulation unit value for that variable account at the end of the business day during which the amount was removed. The number of accumulation units in any variable account will be decreased at the end of the business day by:

o any amounts transferred (including any applicable transfer fee) from that variable account to another variable account or to the fixed account;

o    any amounts withdrawn or surrendered on that business day;

o any withdrawal charge or premium tax assessed upon a partial withdrawal or surrender; and

o    the quarterly contract fee, if assessed on that business day.

Accumulation Unit Value

The accumulation unit value for each variable account's first business day was set at $10. The accumulation unit value for a variable account is calculated for each subsequent business day by multiplying the accumulation unit value at the end of the immediately preceding business day by the Net Investment Factor for the business day for which the value is being determined.

The formula for computing the Net Investment Factor is in the SAI.

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transfers between investment options
--------------------------------------------------------------------------------

General

Before the Annuity Start Date and subject to the restrictions described below, you may transfer all or part of the amount in a variable account or the fixed account to another variable account or the fixed account.

If you transfer money out of an Eligible Variable Account, you will reduce the value of Living Benefit guarantee. It is important that you read the section on "Living Benefit" before you make a transfer if you have selected the Living Benefit option.

Transfers to the fixed account must be at least $1,000. Before the Annuity Start Date, you may transfer up to 20% of the fixed account value (as determined at the beginning of the contract year) from the fixed account to one or more of the variable accounts in any contract year. We measure a contract year from the anniversary of the day we issued your Contract. We do not charge a Transfer Fee for transfers from the fixed account to one or more variable accounts and such a transfer is not considered a transfer for purposes of assessing a transfer charge.

Transfers will be made as of the business day on which we receive your written request or telephone authorization to transfer, provided we receive it before the close of our business day, usually 4:00 p.m. Eastern Time. If we receive your request after the close of our business day, we will make the transfer as of the next business day. There currently is no limit on the number of transfers that you can make before the Annuity Start Date among or between variable accounts or to the fixed account.

Telephone Transfers

We will make a transfer based upon instructions you give us over the telephone, provided we have on file a currently valid telephone transfer authorization that you have signed. If you have not completed such an authorization on your application, you must send a telephone transfer authorization form to our Service Center. Your authorization is valid until you revoke it in writing or until the Service Center receives a subsequently dated form that you have signed. You may use your telephone to authorize a transfer from one variable account or the fixed account to another variable account or the fixed account, to change the allocation instructions for future investments, to change Dollar-Cost Averaging, interest sweep and Automatic Account Balancing options and/or to request a partial withdrawal.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for such losses if we do not follow those reasonable procedures.

The procedures that we may follow for telephone transfers include:

o providing you with a written confirmation of all transfers made according to telephone instructions,

o requiring a form of personal identification prior to acting on instructions received by telephone, and

o    tape recording instructions received by telephone.

We reserve the right to modify, restrict, suspend or eliminate the transfer privileges (including the telephone transfer facility) at any time, for any class of Contracts, for any reason. In particular, we reserve the right not to honor transfers requested by a third party holding a power of attorney from you where that third party requests simultaneous transfers on your behalf of two or more Contracts.

Transfer Fee

We will impose a transfer fee of $25 for the thirteenth and each subsequent transfer request you make per contract year. See Fees and Charges.

Dollar-Cost Averaging

The Dollar-Cost Averaging program permits you to systematically transfer (on a monthly or quarterly basis) a set dollar amount from one or more variable accounts or the fixed account to any other variable accounts. The fixed dollar amount will purchase more accumulation units of a variable account when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases of units had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar-cost averaging method of investment reduces the risk of making purchases only when the price of accumulation units is high. It does not assure a profit or protect against a loss in declining markets.

You may elect to participate in the Dollar-Cost Averaging Program when you complete your application, or at any other time before the Annuity Start Date, by sending us a written request. To use the Dollar-Cost Averaging Program, you must transfer at least $100 to each variable account. Once you elect the program, it remains in effect for the life of the Contract until the value of the variable account from which transfers are being made is depleted, and/or the value of the fixed account is expended, or until you cancel the program by written request or by telephone request if we have your telephone authorization on file. There is no additional charge for dollar-cost averaging, and a transfer under this program is not considered a transfer for purposes of assessing a transfer change. We reserve the right to discontinue offering the Dollar-Cost Averaging program at any time and for any reason.

Dollar-Cost Averaging from an Eligible Variable Account will reduce the value of the Eligible Premium Payment on which the Living Benefit is based.

Interest Sweep

Before the Annuity Start Date, you may elect to have any interest credited to the fixed account automatically transferred on a quarterly basis to one or more variable accounts. There is no charge for interest sweep transfers and an interest sweep transfer is not considered a transfer for purposes of assessing a transfer charge. Amounts transferred out of the fixed account due to an interest sweep transfer are counted toward the 20% of fixed account value that may be transferred out of the fixed account during any contract year.

Automatic Account Balancing Service

Once your money has been allocated among the variable accounts, the performance of each variable account may cause your allocation to shift. You may instruct us to automatically rebalance your variable account values (on a monthly or quarterly basis) to return to the percentages specified in your allocation instructions. You may elect to participate in the Automatic Account Balancing when you complete your application or at any other time before the Annuity Start Date by sending us a written request. Your percentage allocations must be in whole percentages and be at least 1% per allocation. You may start and stop Automatic Account Balancing at any time by sending us a written request or by telephone request, if we have your telephone authorization on file. There is no additional charge for using Automatic Account Balancing, and an account balancing transfer is not considered a transfer for purposes of assessing a transfer charge. We reserve the right to discontinue offering the Automatic Account Balancing at any time and for any reason.

Automatic Account Balancing from an Eligible Variable Account will reduce the value of the Eligible Premium Payment on which the Living Benefit is based.

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access to your money
--------------------------------------------------------------------------------

Full Withdrawals

At any time before the Annuity Start Date, you may withdraw fully from the Contract for its surrender value.

The surrender value is equal to :

o    the contract value; minus

o    any applicable withdrawal charges; minus

o    any premium taxes not previously deducted; and minus

o    the contract fee unless waived.

For Qualified Contracts, any outstanding loan balance is also deducted.

The surrender value will be determined as of the business day on which we receive your written request for a full withdrawal, plus your Contract, at our Service Center. The surrender value will be paid in a lump sum unless you request payment under a payout plan. A full withdrawal may have adverse federal income tax consequences, including a penalty tax.

Partial Withdrawals

At any time before the Annuity Start Date, you may send a written request to us to withdraw part of your contract value. You must withdraw at least $250.

We will withdraw the amount you request from the contract value as of the business day on which we receive your written request for the partial withdrawal. We will then reduce the amount remaining in the Contract by any applicable withdrawal charge. Your contract value after a partial withdrawal must be at least $1,000. If your contract value after a partial withdrawal is less than $1,000, we reserve the right to pay you the surrender value in a lump sum.

You may specify how much you wish to withdraw from each variable account and/or the fixed account. If you do not specify, or if you do not have sufficient assets in the variable accounts or fixed account you specified to comply with your request, we will make the partial withdrawal on a pro rata basis from the fixed account and those variable accounts in which you are invested. We will base the pro rata reduction on the ratio that the value in each variable account and the fixed account has to the entire contract value before the partial withdrawal.

If you withdraw money from an Eligible Variable Account, you will reduce the value of the Eligible Premium Payment on which your Living Benefit is based. It is important that you read the section on "Living Benefit" before you make a withdrawal if you have selected the Living Benefit option.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

Systematic Withdrawal Program

The Systematic Withdrawal Program provides an automatic monthly or quarterly payment to you, the owner, from the amounts you have accumulated in the variable accounts and/or the fixed account. The minimum amount you may withdraw is $100. The maximum amount that may be transferred and withdrawn out of the fixed account in any contract year under all circumstances (Dollar-Cost Averaging, systematic withdrawals and partial withdrawals) is 20% of the fixed account value as determined at the beginning of the contract year. To use the program, you must maintain a $1,000 balance in your Contract. You may elect to participate in the Systematic Withdrawal Program at any time before the Annuity Start Date by sending a written request to our Service Center. Once you elect the program, it remains in effect unless the balance in your Contract drops below $1,000. You may cancel the program at any time by sending us a written request or by calling us by telephone if we have your telephone authorization on file.

We will assess a withdrawal charge on these withdrawals, unless the amount you withdraw under the Systematic Withdrawal Program qualifies as a free withdrawal amount or unless withdrawal charges no longer apply to the amounts withdrawn. Withdrawals under the Systematic Withdrawal Program are permitted a free withdrawal amount during the first contract year. We do not deduct any other charges for this program.

All systematic withdrawals will be paid to you on the same day each month, provided that day is a business day. If it is not, then payment will be made on the next business day. Systematic withdrawals may be taxable, subject to withholding, and subject to a 10% penalty tax. We reserve the right to discontinue offering the Systematic Withdrawal Program at any time and for any reason.

Systematic withdrawals from an Eligible Variable Account will reduce the value of the Eligible Premium Payment on which the Living Benefit is based.

Full and Partial Withdrawal Restrictions

Your right to make full and partial withdrawals is subject to any restrictions imposed by applicable law or employee benefit plan.

Restrictions on Distributions from Certain Types of Contracts
There are certain restrictions on full and partial withdrawals from Contracts used as funding vehicles for tax code section 403(b) retirement programs.
section 403(b)(11) of the tax code restricts the distribution under Section 403(b) annuity contracts of: elective contributions made in years beginning after December 31, 1988, earnings on those contributions, and earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distributions of those amounts may only occur upon the death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

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contract loans
--------------------------------------------------------------------------------

If your Contract is issued to you in connection with retirement programs meeting the requirements of section 403(b) of the tax code, other than those programs subject to Title I of the Employee Retirement Income Security Act of 1974, you may borrow from us using your Contract as collateral. Loans such as these are subject to the provisions of any applicable retirement program and to the tax code. You should, therefore, consult your tax and retirement plan advisers before taking a contract loan.

At any time prior to the year you reach age 70-1/2, you may borrow the lesser of:

o    the maximum loan amount permitted under the tax code; or

o 90% of the surrender value of your Contract less any existing loan amount, determined as of the date of the loan.

Loans in excess of the maximum amount permitted under the Code will be treated as a taxable distribution rather than a loan. The minimum loan amount is $1,000. We will only make contract loans after approving your written application. You must obtain the written consent of all assignees and irrevocable beneficiaries before we will give a loan.

When a loan is made, we will transfer an amount equal to the amount borrowed from separate account value or fixed account value to the loan account. The loan account is part of our general account, and contract value in the loan account does not participate in the investment experience of any variable account or fixed account. You must indicate in the loan application from which variable accounts or fixed account, and in what amounts, contract value is to be transferred to the loan account. In the absence of any such instructions from you, the transfer(s) are made pro-rata on a last-in, first-out ("LIFO") basis from all variable accounts having separate account value and from the fixed account. Loans may be repaid by you at any time before the Annuity Start Date. Upon the repayment of any portion of a loan, an amount equal to the repayment will be transferred from the loan account to the variable account(s) or fixed account as designated by you or according to your current premium payment allocation instructions.

We charge interest on contract loans at an effective annual rate of 6.0%. We pay interest on the contract value in the loan account at rates we determine from time to time but never less than an effective annual rate of 3.0%. Consequently, the net cost of a loan is the difference between 6.0% and the rate being paid from time to time on the contract value in the loan account. We may declare from time to time higher current interest rates. Different current interest rates may be applied to the loan account than the rest of the fixed account. If not repaid, loans will automatically reduce the amount of any death benefit, the amount payable upon a partial or full withdrawal of contract value and the amount applied on the Annuity Start Date to provide annuity payments.

If at any time, the loan amount of a Contract exceeds the surrender value, the Contract will be in default. In this event, we will send you a written notice of default stating the amount of loan repayment needed to reinstate the Contract, and you will have 60 days, from the day the notice is mailed, to pay the stated amount. If we do not receive the required loan repayment within 60 days, we will terminate the Contract without value. In addition, in order to comply with the requirements of the tax code, loans must be repaid in substantially equal installments, at least quarterly, over a period of no longer than five years (which can be longer for certain home loans). If these requirements are not satisfied, or if the Contract terminates while a loan is outstanding, the loan balance will be treated as a taxable distribution and may be subject to penalty tax. Additionally, the treatment of the Contract under section 403(b) of the tax code may be adversely affected.

Any loan amount outstanding at the time of your death or the death of the annuitant is deducted from any death benefit paid. In addition, a contract loan, whether or not repaid, will have a permanent effect on the contract value because the investment experience of the separate account and the interest rates applicable to the fixed account do not apply to the portion of contract value transferred to the loan account. The longer the loan remains outstanding, the greater this effect is likely to be.

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death benefits
--------------------------------------------------------------------------------

Death Benefits Before the Annuity Start Date

Death Benefit

If the annuitant dies before the Annuity Start Date, the beneficiary will receive a death benefit. If you do not choose the enhanced death benefit option, the death benefit will be equal to the greater of:

o the sum of all premium payments made under the Contract, less partial withdrawals, as of the date we receive due proof of the deceased's death and payment instructions; or

o the contract value as of the date we receive due proof of the deceased's death and payment instructions.

In determining the death benefit, we will also subtract any applicable premium taxes not previously deducted.

Enhanced Death Benefit

To receive the enhanced death benefit, you must select it when you purchase your Contract. If you elect the three year stepped-up enhanced death benefit option at the time of purchase, the minimum enhanced death benefit will be reset every third year on the Death Benefit Anniversary if the contract value on such Death Benefit Anniversary is greater than the contract value on the previous Death Benefit Anniversary. The enhanced death benefit will equal the greater of:

o the contract value as of the date we receive due proof of the deceased's death and payment instructions; or

o the highest contract value as of any Death Benefit Anniversary preceding the date the enhanced death benefit is determined, plus any premium payments, and minus any withdrawals and charges, incurred between such Death Benefit Anniversary and the date the enhanced death benefit is determined.

This value is initially set on the first Death Benefit Anniversary and equals the greater of: (a) the sum of premium payments, minus partial withdrawals; or
(b) contract value, on that date. This value will be reset on every future Death Benefit Anniversary (that is, every third contract anniversary) to equal contract value on that date only if contract value on that Death Benefit Anniversary is greater than the enhanced death benefit value on any previous Death Benefit Anniversary. Once reset, this value will never decrease unless partial withdrawals are made.

In determining the enhanced death benefit, we will also subtract any applicable premium taxes not previously deducted.

Age Limitation Under Either Death Benefit Option

If the annuitant dies at or after age 75 (or 10 years after the date of issue, whichever is later) but before the Annuity Start Date, the death benefit will equal contract value, less any applicable premium taxes not yet deducted, as of the date we receive due proof of death and payment instructions.

Loans

If the Contract is a Qualified Contract, we will also deduct any outstanding loan amount on the date the death benefit is paid from the death benefit.

Distribution Upon the Owner's Death

If you own the Contract with another person, and one of you dies before the Annuity Start Date, the survivor becomes the sole beneficiary regardless of your designation. If there is no surviving owner, your named beneficiary will become the beneficiary upon your death. (You may name primary and contingent beneficiaries.) If you have named two or more primary beneficiaries, they will share equally in the death benefit (described below) unless you have specified otherwise. If there are no living primary beneficiaries at the time of your death, payments will be made to those contingent beneficiaries who are living when payment of the death benefit is due. If all the beneficiaries have predeceased you, we will pay the death benefit to your estate. If you or a joint owner who is the annuitant dies before the Annuity Start Date, then the provisions relating to the death of an annuitant (described below) will apply.

If you are not the annuitant and you die before the annuitant and before the Annuity Start Date, then the following options are available to your beneficiary:

o If the beneficiary is the spouse of the deceased owner, the spouse may continue the Contract as the new owner;

o    If the beneficiary is not the spouse of the deceased owner;

o the beneficiary may elect to receive the contract value, less any premium taxes not yet deducted, in a single sum within 5 years of the deceased owner's death; or

o such beneficiary may elect to receive the contract value paid out under one of the approved payout plans, provided that distributions begin within one year of the deceased owner's death and the distribution period under the payout plan is for the life of, or for a period not exceeding the life expectancy of, the beneficiary.

If the beneficiary does not elect one of the above options, we will pay the contract value, less any premium taxes not yet deducted, within five years from the date of the deceased owner's death.

Under any of the distribution options in this section, "Distribution Upon the Owner's Death," the beneficiary may exercise all ownership rights and privileges from the date of the deceased owner's death until the date that the contract value is paid. Similar rules apply to Qualified Contracts. The above distribution requirements will apply only upon the death of the first joint owner.

Distribution Upon the Death of the Annuitant

If the annuitant (including an owner who is the annuitant) dies before the Annuity Start Date, we will pay the death benefit, described above in "Death Benefits Before the Annuity Start Date", in a lump sum to your named beneficiaries within five years after the date of the annuitant's death. If you have named two or more primary beneficiaries, they will share equally in the death benefit unless you have specified otherwise. If there are no living primary beneficiaries at the time of the annuitant's death, payments will be made to those contingent beneficiaries who are living when payment of the death benefit is due. If all the beneficiaries have predeceased the annuitant, we will pay the death benefit to you, if living, or the annuitant's estate. In lieu of a lump sum payment, the beneficiary may elect, within 60 days of the date we receive due proof of the annuitant's death, to apply the death benefit to a payout plan.

If you are also the annuitant and you die, the provisions described immediately above apply, except that the beneficiary may only apply the death benefit payment to a payout plan if:

o payments under the option begin within one (1) year of the annuitant's death; and

o payments under the option are payable over the beneficiary's life or over a period not greater than the beneficiary's life expectancy.

Death of Payee After the Annuity Start Date

If the payee dies after the Annuity Start Date, any joint payee becomes the sole payee. If there is no joint payee, the successor payee becomes the sole payee. If there is no successor payee, the remaining benefits are paid to the estate of the last surviving payee. The death of the payee after the Annuity Start Date will have the effect stated in the payout plan pursuant to which annuity payments are being made. If any owner dies on or after the Annuity Start Date, any payments that remain must be made at least as rapidly as under the payout plan in effect on the date of the owner's death.

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the living benefit
--------------------------------------------------------------------------------

If you elect the Living Benefit option at the time of application and if you do not choose to receive annuity payments until you have owned the Contract for at least 10 years, we will calculate the Living Benefit for each Eligible Variable Account on the Living Benefit Date. The Living Benefit will be credited to an Eligible Variable Account if the value of the Eligible Variable Account on the Living Benefit Date is less than the current value of the Eligible Premium Payment for that Eligible Variable Account.

We do not assess a charge for the Living Benefit.

An Eligible Premium Payment is that portion of your first premium payment that you allocated to a particular Eligible Variable Account on the date of issue. It will be reduced by a percentage of all withdrawals and transfers you make out of that Eligible Variable Account.

The Living Benefit that we will credit to a particular Eligible Variable Account on the Living Benefit Date is:

o the value of the Eligible Premium Payment on the date of issue for that particular Eligible Variable Account; minus

o a percentage of all withdrawals and transfers from that Eligible Variable Account; minus

o    the value of that Eligible Variable Account on the Living Benefit Date.

The Living Benefit Date is 10 years after the date of issue.

If the Contract is owned by persons who are spouses at the time one joint owner dies, the Living Benefit Date will remain the same date. If the Contract is owned by joint owners who are not spouses and one of the joint owners dies before the Living Benefit Date, the original Living Benefit Date remains in effect provided no distributions have occurred as a result of the owner's death. Currently, all variable accounts are Eligible Variable Accounts.

You will not receive the Living Benefit if you choose an Annuity Start Date that is earlier than the Living Benefit Date.

A transfer or a partial withdrawal of premium payments out of an Eligible Variable Account will reduce the value of Eligible Premium Payment for the Eligible Variable Account in the same proportion as the transfer or withdrawal reduced the value of the Eligible Variable Account. Examples #3 and 4 below illustrate how this feature of the Living Benefit works.

For purposes of calculating the value of an Eligible Variable Account, we deem all transfers and withdrawals to be first a withdrawal of premium payments, then of earnings. Transfers out of an Eligible Variable Account include transfers resulting from Dollar-Cost Averaging or Automatic Account Balancing. Withdrawals out of an Eligible Variable Account include withdrawals resulting from the systematic withdrawal payments.

The following examples illustrate how the Living Benefit works:

Example #1:

Suppose you buy a Contract with a single premium payment of $50,000 and immediately allocate the $50,000 to an Eligible Variable Account. You do not withdraw or transfer any amounts from the Eligible Variable Account. As of the Living Benefit Date (which is ten years later), $50,000 is the current value of the Eligible Premium Payment on the Living Benefit Date.

We will calculate the Living Benefit for the Eligible Variable Account by comparing the current value of the Eligible Premium Payment in the Eligible Variable Account on the Living Benefit Date ($50,000) to the value of the Eligible Variable Account on the Living Benefit Date. In this example, if the value of the Eligible Variable Account is less than $50,000 (the current value of the Eligible Premium Payment) on the Living Benefit Date, we will automatically credit the difference to contract value.

Example #2:

Assume the same facts as in Example #1, except that you specify an Annuity Start Date of the sixth contract anniversary and begin to receive payments under one of the payout options available under the Contract. On the Living Benefit Date, we will not calculate the Living Benefit and will not credit a Living Benefit to contract value. By selecting an Annuity Start Date (the 6th contract anniversary) that is earlier than the Living Benefit Date (10 years from the date of issue), you forfeited all eligibility for the Living Benefit.

Example #3:

Assume the same facts as in Example #1, except that you transfer $40,000 from the Eligible Variable Account in the eighth contract year. At that time, the total value of the Eligible Variable Account is $100,000. The transfer of $40,000 reduced the value of the Eligible Variable Account by 40% ($40,000/$100,000 = .40). No additional transfers or withdrawals are made prior to the Living Benefit Date. On the Living Benefit Date, the initial value of the Eligible Premium Payment ($50,000) is reduced by 40% to take into account the transfer in the eighth contract year ($50,000 X .40 = $20,000), leaving $30,000 ($50,000 -- $20,000 = $30,000). If on the Living Benefit Date the value of the Eligible Variable Account is less than $30,000, we will automatically credit the difference to contract value.

Example #4:

Assume the same facts as in Example #1, except that in the fourth contract year you deposit (or transfer) an additional $50,000 premium payment into the Eligible Variable Account. In the eighth contract year when the value of the Eligible Variable Account is $150,000, the Owner withdraws $40,000. The withdrawal reduced the value of the Eligible Variable Account by 26.667% ($40,000/$150,000 = .26667). No additional transfers or withdrawals are made before the Living Benefit Date. On the Living Benefit Date, the initial value of the Eligible Premium Payment is $50,000. (The second Premium Payment of $50,000 does not qualify as an Eligible Premium Payment because it was made after the date of issue.) This Eligible Premium Payment is then reduced by 26.667% to take into account the transfer in the eighth contract year ($50,000 X .26667 = $13,333.33), leaving $36,666.67
($50,000 -- $13,333.33 = $36,666.67). If on the Living Benefit Date the value of the Eligible Variable Account is less than $36,666.67, we will automatically credit the difference to your contract value.

Example #5:

Spousal Joint Owners: If the Contract is owned by joint owners who are spouses at the time one of the joint owners dies, the surviving spouse may continue the Contract. The Living Benefit Date will remain unchanged as 10 years from the date of issue. On that date, we will calculate the Living Benefit for each Eligible Variable Account with value.

Example #6:

If the Contract is owned by joint owners who are not spouses and one of the joint owners dies, the Living Benefit will be calculated on the original Living Benefit Date, provided the survivor has not received any distributions as a result of the owner's death.

We will continue to pay a Living Benefit on an Eligible Premium Payment allocated to an Eligible Variable Account if:

o the portfolio underlying an Eligible Variable Account changes its investment objective;

o we determine that an investment in the portfolio underlying an Eligible Variable Account is no longer appropriate in light of the purposes of the separate account; or

o shares of a portfolio underlying an Eligible Variable Account are no longer available for investment by the separate account and were forced to redeem all shares of the portfolio held by the Eligible Variable Account.

--------------------------------------------------------------------------------
fees and charges
--------------------------------------------------------------------------------

Withdrawal Charge

General

We do not deduct a charge for sales expenses from premium payments at the time premium payments are paid to us. However, we will deduct any applicable withdrawal charge if you fully or partially withdraw contract value before the Annuity Start Date. We do not assess a withdrawal charge on withdrawals made in the event the Contract terminates due to your death or the death of the annuitant, or if you decide to begin to receive annuity payments and you choose an annuity payout plan with a life contingency or an annuity payout plan with a period certain of at least 10 years.

The amount of the withdrawal charge you may incur depends on the withdrawal charge option you choose at the time you purchase your Contract. Once you choose your withdrawal charge option, you cannot change it.

If your initial premium payment is $100,000 or more, you may choose one of two free withdrawal options at the time you complete your application.

Withdrawal Charge Options

When you purchase your Contract, you must choose between two withdrawal charge options:

1. The date of issue withdrawal charge option: This option is designed for the owner who wishes to make additional premium payments periodically over the life of the Contract. The charge expires after the ninth contract year, benefiting those owners who intend to continue to make premium payments after the ninth contract year.

2. The premium payment withdrawal charge option is more suitable for the owner who currently intends to make only a single premium payment or several premium payments close in time to the date the Contract is issued. This withdrawal charge option is not designed for the owner who intends to make additional premium payments over an extended period of time because each time you make another premium payment, the seven-year period for paying the withdrawal charge begins again with respect to that payment.

The withdrawal charge is separately calculated for each withdrawal you make. For purposes of calculating the withdrawal charge, the money that has been held the longest in the Contract will be deemed to be the first money withdrawn. This is called the "first in, first out" method of accounting or "FIFO." In addition, amounts subject to the withdrawal charge will be deemed to be first from premium payments, and then from earnings. This means that we will not deduct a withdrawal charge on withdrawals of that portion of your contract value that exceeds the sum total of your premium payments.

If you choose the date of issue withdrawal charge option: Prior to the annuity start date, we will impose a withdrawal charge on all partial or full withdrawals of premium payments that you make during the first nine contract years if the amount of the withdrawal exceeds the free withdrawal amount. The withdrawal charge is calculated as a percentage of the amount you withdraw based on the number of years between the date we receive your written request for withdrawal and the date of issue. The rate of the withdrawal charge is listed in the table below. Under this option, no withdrawal charge is deducted from full or partial withdrawals that you make in contract years ten and later.

              Charge as
              Percentage
 Contract     of Premium
   Year        Payments
----------   -----------
    1-6           7.0%
     7            6.0
     8            4.0
     9            2.0
    10+             0

If you choose the date of premium payment withdrawal charge option: Prior to the annuity start date, we will calculate the withdrawal charge by determining the length of time between the date we receive your written request for a withdrawal and the date you made the premium payment being withdrawn. We will deduct a withdrawal charge if you withdraw a premium payment that we have held for less than seven premium payment years if it is greater than the free withdrawal amount.

                  Charge as
                  Percentage
    Premium       of Premium
 Payment Year      Payments
--------------   -----------
  1                   7.0%
  2                   6.0
  3                   5.0
  4                   4.0
  5                   3.0
  6                   2.0
  7                   1.0
  8+                    0

Any applicable withdrawal charge is deducted pro-rata from the remaining value in the variable accounts or fixed account from which the withdrawal is being made. If such remaining separate account value or fixed account value is insufficient for this purpose, the withdrawal charge is deducted pro-rata from all variable accounts and the fixed account in which the Contract is invested based on the remaining contract value in each variable account and the fixed account.

Free Withdrawal Amount

In any contract year after the first, you may withdraw a portion of your contract value without incurring a withdrawal charge. This amount is called the free withdrawal amount. Withdrawals under the Systematic Withdrawal Program are also permitted a free withdrawal amount, as determined below, during the first contract year. If your initial premium payment is less than $100,000, the free withdrawal amount is 10% of contract value each year, as determined at the beginning of the contract year. If you do not withdraw the full 10% in any contract year after the first, the remaining amount does not roll over to the next contract year.

If your initial premium payment is $100,000 or more, the free withdrawal amount depends on the free withdrawal option you choose at the time you purchase your Contract. Once you choose an option, you cannot change it.

If you choose the Cumulative 10% Option: After the first contract year, you may withdraw up to 10% of your contract value as of the beginning of each contract year and we will not charge you a withdrawal charge on that amount. If you do not withdraw the full 10% in any one contract year, the remaining percentage may be rolled over to the next contract year, up to a maximum of 50% of contract value after 5 years measured as of the beginning of each contract year.

If you choose the Earnings Option: After the first contract year, you may withdraw part or all of your earnings under the Contract at any time without incurring a withdrawal charge. Earnings are equal to your contract value minus premium payments, transfers and partial withdrawals.

Amounts withdrawn in excess of the free withdrawal amount will be assessed a withdrawal charge, depending on the withdrawal charge option you choose. Free withdrawals may be subject to the 10% federal penalty tax if made before you reach age 59-1/2. They also may be subject to federal income tax.

Waiver of Withdrawal Charge

If state law permits, we will waive the withdrawal charge if the annuitant or the annuitant's spouse is confined for a specified period to a hospital or a long term care facility. If the annuitant becomes terminally ill before the Annuity Start Date and if permitted by state law, we will waive the withdrawal charge on any full withdrawal or any partial withdrawal, provided the partial withdrawal is at least $500 and a $5,000 balance remains in the accounts after the withdrawal. We must receive your written request to waive the charge before the Annuity Start Date. These waivers are described in more detail in the Contract.

Under the terms of the Post-Secondary Education Rider, if you, your spouse, your child or the annuitant is enrolled in a college, university, vocational, technical, trade or business school, we will waive the withdrawal charge on one withdrawal of up to 20% of contract value in each contract year before the Annuity Start Date while the annuitant is alive, so long as this waiver is permitted by state law. The maximum withdrawal permitted under the Post-Secondary Education Rider, when combined with the free withdrawal amount, is 20% of contract value per contract year. Before the withdrawal, we must receive at our home office written proof of enrollment to our satisfaction within one (1) year of the date of enrollment.

Employee and Agent Purchases

If state law permits, we will waive the withdrawal charge on any full or partial withdrawals from Contracts sold to agents or employees of Indianapolis Life Insurance Company (or its affiliates and subsidiaries).

Contract Fee

At the end of each Contract quarter (or on the date of full withdrawal of contract value) before the Annuity Start Date, we will deduct from the contract value a quarterly contract fee of $7.50 as reimbursement for our administrative expenses relating to the Contract. The fee will be deducted from each variable account and the fixed account based on the proportion that the value in each such variable account and the fixed account bears to the total contract value.

We will not charge the contract fee after an annuity payout plan has begun. Deduction of the contract fee is currently waived for all Qualified Contracts. We also currently waive deduction of the contract fee for Non-Qualified Contracts whose cumulative premium payments on the date the contract fee is assessed are equal to or greater than $100,000. We reserve the right to modify this waiver upon 30 days written notice to you.

Asset-Based Administrative Charge

We deduct a daily administrative charge as compensation for certain expenses we incur in the administration of the Contract. We deduct the charge from your assets of the separate account at an annual rate of 0.15%. We will continue to assess this charge after annuitization if annuity payments are made on a variable basis. There is no necessary relationship between the amount of this administrative charge and the amount of expenses that may be attributable to a particular Contract.

Mortality and Expense Risk Charge

As compensation for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge from your assets of the separate account. The charge is at a daily rate of 0.003404%. On an annual basis this rate is 1.25%. We continue to assess this charge if annuity payments are made on a variable basis either before or after the Annuity Start Date.

The mortality risk we assume is that annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each annuitant is assured that longevity will not have an adverse effect on the annuity payments received.

The mortality risk that we assume also includes a guarantee to pay a death benefit if the annuitant dies before the Annuity Start Date. The expense risk that we assume is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses. We may use any profits from this charge to pay the costs of distributing the Contracts.

Transfer Fee

A transfer fee of $25 will be imposed for the 13th and each subsequent transfer during a contract year. Each written request would be considered to be one transfer, regardless of the number of variable accounts affected by the transfer. We deduct the transfer fee from the variable account from which the transfer is made. If a transfer is made from more than one variable account at the same time, the transfer fee would be deducted pro-rata from the remaining separate account value in such variable account(s). We may waive the transfer fee.

Portfolio Fees and Charges

Each portfolio deducts investment charges from the amounts you have invested in the portfolios. These charges range from 0.30% to 1.50%. See the Fee Table in this Prospectus and the prospectuses for the portfolios.

Premium Taxes

Various states and other governmental entities charge a premium tax on annuity contracts issued by insurance companies. Premium tax rates currently range up to 3.5%, depending on the state. We are responsible for paying these taxes. If necessary, we will deduct the cost of such taxes from the value of your Contract either:

o    from premium payments as we receive them,

o    from contract value upon partial or full withdrawal,

o    when annuity payments begin, or

o    upon payment of a death benefit.

We may deduct premium taxes at the time we pay such taxes.

Other Taxes

Currently, no charge is made against the separate account for any federal, state or local taxes (other than premium taxes) that we incur or that may be attributable to the separate account or the Contracts. We may, however, deduct such a charge in the future, if necessary.

--------------------------------------------------------------------------------
the payout period
--------------------------------------------------------------------------------

When the payout period begins you will receive a steady stream of annuity payments from the money you have accumulated under your Contract. The payout period begins on the Annuity Start Date. You may choose to receive your annuity payments on a fixed or variable basis, or a combination of both. If you choose to have your payout option on a variable basis, you may keep the same variable accounts to which your premium payments were allocated during the pay-in period, or transfer to different variable accounts.

The Annuity Start Date

If you own a Non-Qualified Contract, you may select the Annuity Start Date on which you will begin to receive annuity payments. If you do not specify a date, the Annuity Start Date is the later of the annuitant's age 70 or 10 years after the date of issue. For Qualified Contracts purchased in connection with qualified plans under tax code sections 401(a), 401(k), 403(b) and 457, the tax code requires that the Annuity Start Date must be no later than April 1 of the calendar year following the later of the year in which you (a) reach age 70-1/2 or (b) retire and the payment must be made in a specified form or manner. If you are a "5 percent owner" (as defined in the Code), or in the case of an IRA that satisfies tax code section 408, the Annuity Start Date must be no later than the date described in (a). Roth IRAs under 408A of the tax code do not require distributions at any time prior to your death.

If you choose the Living Benefit option at the time you purchase the Contract and you select an Annuity Start Date that is earlier than the Living Benefit Date (i.e., 10 years after the date of issue), you will lose your eligibility for the Living Benefit.

We will start annuity payments to the annuitant on the Annuity Start Date shown in your Contract, unless you change the date. You may change your Annuity Start Date if: (1) we receive your written request at the Service Center at least 31 days before the current Annuity Start Date, and (2) the Annuity Start Date you request is a contract anniversary. If you decide to annuitize after you surrender your Contract, the Annuity Start Date will be the date of the full withdrawal.

Annuity Payout Options

The payout option you select will affect the dollar amount of each annuity payment you receive. You may elect, revoke, or change your annuity payout plan at any time before the Annuity Start Date while the annuitant is living by sending us a written request signed by you and/or your beneficiary, as appropriate. You may choose one of the payout plans described below or any other plan being offered by us as of the Annuity Start Date. The payout plans we currently offer provide either variable annuity payments or fixed annuity payments or a combination of both.

You may select to receive annuity payments on a monthly, quarterly, semi-annual or annual basis. The first payment under any payout plan will be made on the fifteenth day of the month immediately following the Annuity Start Date. Subsequent payments shall be made on the fifteenth of the month.

If you do not select an annuity payout plan by the Annuity Start Date, we will apply the adjusted contract value under Option 3, One Life Income with payments guaranteed for 10 years, as described below. The adjusted contract value will be allocated to a fixed and variable payout in the same proportion that your interest in the fixed and variable accounts bears to the total contract value on the Annuity Start Date.

Anytime before the Annuity Start Date, you may have the entire surrender value paid to you as an annuity under one of the payout plans. A beneficiary may have the death benefit paid as an annuity under one of the payout plans.

We reserve the right to pay you the adjusted contract value in a lump sum and not as an annuity if your adjusted contract value after the Annuity Start Date would be less than $2,500, or the amount of annuity payments would be less than $25.

Determining the Amount of Your Annuity Payment

On the Annuity Start Date, we will use the adjusted contract value to calculate your annuity payments under the payout plan you select, unless you choose to receive the surrender value in a lump sum. In certain states, we must use the surrender value of your Contract to calculate your annuity payments under the payout plan you choose, rather than the adjusted contract value.

The adjusted contract value is:

o    the contract value on the Annuity Start Date; minus

o    the quarterly contract fee; minus

o    any applicable premium taxes not yet deducted; and

o for an installment income annuity payout plan with a payout period of less than 10 years, minus any applicable withdrawal charge.

For Qualified Contracts, the amount of any outstanding loan is also deducted; distributions must satisfy certain requirements specified in the tax code.

We do not assess a withdrawal charge if you choose an annuity payout plan with a life contingency or an installment payout plan with a period certain of at least 10 years.

Fixed Annuity Payments

Fixed annuity payments are periodic payments that we make to the annuitant. The amount of the fixed annuity payment is fixed and guaranteed by us.

The amount of each payment depends on:

o    the form and duration of the payout plan you choose;

o    the age of the annuitant;

o    the sex of the annuitant (if applicable);

o    the amount of your adjusted contract value; and

o    the applicable annuity purchase rates in the Contract.

The annuity purchase rates in the Contract are based on a minimum guaranteed interest rate of

3.0%. We may, in our sole discretion, make annuity payments in an amount based on a higher interest rate.

Variable Annuity Payments

Variable annuity payout plans provide the annuitant with periodic payments that increase or decrease with the annuity unit values of the variable accounts in which you are invested. Your contract contains annuity tables which demonstrate how the initial annuity payment rate is derived. This rate is different for each payout plan, and varies by age and sex of the annuitant.

The Contract permits you to choose an assumed interest rate of 3.0%, 4.0% or 5.0% annually. If the net investment performance of the variable accounts you invest in is greater than this assumed interest rate, your payments will increase. If the performance falls below this assumed interest rate, your payments will decline. Therefore, if you choose a 5.0% assumed interest rate, you assume more risk that your annuity payment may decline than if you choose a 3.0% assumed interest rate. The selected portfolio's performance must grow at a rate at least equal to the assumed interest rate (plus the mortality and expense risk charge and the administrative expense charge) in order to avoid a decrease in variable annuity payments. This means that each month a portfolio's annualized investment return must be at least 4.4%, 5.4% or 6.5% in order for payments with a 3.0%, 4.0% or 5.0% assumed interest rate to remain level. For further details on variable annuity payments, see the SAI.

Annuity Unit Value

On the Annuity Start Date, we will use your adjusted contract value to purchase annuity units at that day's annuity unit value for each variable account in which you have value. The number of annuity units we credit will remain fixed unless you transfer units among variable accounts. The value of each annuity unit will vary each business day to reflect the investment experience of the underlying portfolio, reduced by the mortality and expense risk charge and the administrative expense charge, and adjusted by an interest factor to neutralize the assumed interest rate.

Transfers

After the Annuity Start Date, an annuitant may change the variable account(s) in which the annuity payout plan is invested once per contract year by sending us a written request. No charge is assessed for this transfer. We will make the transfer by exchanging annuity units of one variable account for another variable account on an equivalent dollar value basis. See the SAI for examples of annuity unit value calculations and variable annuity payment calculations.

Description of Annuity Payout Options

Option 1 -- Installment Income For a Fixed Period. Under this option, we will make equal monthly annuity payments for a fixed number of years between 1 and 30 years. The amount of the payment is not guaranteed if a variable payout plan is selected. If a fixed payout plan is selected, the payments for each $1,000 of contract value will not be less than those shown in the Fixed Period Table in section 13 of the Contract. In the event of the payee's death, a successor payee may receive the remaining payments or may elect to receive the present value of the remaining payments in a lump sum. If there is no successor payee, the present value of the remaining payments will be paid to the estate of the last surviving payee.

Option 2 -- Installment Income In a Fixed Amount. Under this option, we will make equal monthly payments of $5.00 or more for each $1,000 of contract value used to purchase the option until the full amount is paid out. In the event of the payee's death, a successor payee may receive the payments or may elect to receive the present value of the remaining payments in a lump sum. If there is no successor payee, the present value of the remaining payments will be paid to the estate of the last surviving payee.

Option 3 -- One Life Income. Under this option, we will make an annuity payment each month so long as the payee is alive,* or for a guaranteed 10 or 20 year period. If when the payee dies, we have made annuity payments for less than the selected guaranteed period, we will continue to make annuity payments to the successor payee for the rest of the guaranteed period. The amount of each payment is not guaranteed if a variable payout plan is selected. If a fixed payout plan is selected, the payment for each $1,000 of contract value used to purchase the option will not be less than that shown in the One Life Table in section 12 of the Contract. Payments guaranteed for 10 or 20 years certain may be commuted. Payments guaranteed only for the life of the payee may not be commuted.

Option 4 -- Joint and Survivor Life Income. Under this option, we will make annuity payments each month so long as two payees are alive, or if one payee dies to the surviving payee.* If one payee dies before the due date of the first payment, the surviving payee will receive payments under Option 3--One Life Income with payments guaranteed for 10 years. The payments may not be commuted.

* It is possible under this option to receive only one annuity payment if the payee dies (or payees die) before the due date of the second payment or to receive only two annuity payments if the payee dies (or payees die) before the due date of the third payment, and so on.

The amount of each payment will be determined from the tables in the Contract that apply to the particular option using the annuitant's age (and if applicable, sex). Age will be determined from the last birthday at the due date of the first payment.

--------------------------------------------------------------------------------
the fixed account
--------------------------------------------------------------------------------

You may allocate some or all of your net premium Payments and transfer some or all of your contract value to the fixed account. The fixed account offers a guarantee of principal, after deductions for fees and expenses. We also guarantee that you will earn interest at a rate of a least 3% per year on amounts in the fixed account. The fixed account is part of our general account. Our general account supports our insurance and annuity obligations. Because the fixed account is part of the general account, we assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations. The fixed account may not be available in all states.

The fixed account is not registered with the SEC under the Securities Act of 1933. Neither the fixed account nor our general account have been registered as an investment company under the 1940 Act. Therefore, neither our general account, the fixed account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the fixed account which are included in this prospectus are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Fixed Account Value

The fixed account value is equal to:

o    net premium payments allocated to the fixed account; plus

o    amounts transferred to the fixed account; plus

o    interest credited to the fixed account; minus

o    any partial withdrawals or transfers from the fixed account; and minus

o any withdrawal charges, contract fees or premium taxes deducted from the fixed account.

We intend to credit the fixed account with interest at current rates in excess of the minimum guaranteed rate of 3%, but we are not obligated to do so. We have no specific formula for determining current interest rates.

The fixed account value will not share in the investment performance of the company's general account. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations you make to the fixed account will be credited with different current interest rates.

The interest rate we credit to the money you place in the fixed account will apply to the end of the calendar year in which we receive such amount. At the end of the calendar year, we will determine a new current interest rate on such amount and accrued interest thereon (which may be a different current interest rate from the current interest rate on new allocations to the fixed account on that date). We will guarantee the rate of interest we declare on such amount and accrued interest for the following calendar year. We will determine, in our sole discretion, any interest to be credited on amounts in the fixed account in excess of the minimum guaranteed effective rate of 3% per year. You therefore assume the risk that interest credited to amounts in the fixed account may not exceed the minimum 3% guaranteed rate.

For purposes of making withdrawals, transfers or deductions of fees and charges from the fixed account, we will consider such withdrawals to have come from the last money into the contract, that is, on a last-in, first-out ("LIFO") basis.

We reserve the right to change the method of crediting interest from time to time, provided that such changes do not reduce the guaranteed rate of interest below 3% per year or shorten the period for which the interest rate applies to less than one calendar year (except for the year in which such amount is received or transferred).

Fixed Account Transfers

General

Transfers to the fixed account must be at least $1,000. A transfer charge of $25 may be imposed for the thirteenth and each subsequent request you make to transfer contract value from one or more variable accounts to the fixed account (or to one or more variable accounts) during a single contract year before the Annuity Start Date.

Before the Annuity Start Date, you may transfer up to 20% of the fixed account value (as determined at the beginning of the contract year) from the fixed account to one or more of the variable accounts in any contract year. No fee is charged for transfers from the fixed account to one or more variable accounts and such a transfer is not considered a transfer for purposes of assessing a transfer charge.

Dollar-Cost Averaging

You may elect to participate in the Dollar-Cost Averaging Program at the time of your application, or at any time thereafter before the Annuity Start Date by sending us a written request. The Dollar-Cost Averaging Program permits you to systematically transfer (on a monthly or quarterly basis) a set dollar amount from the fixed account or one or more variable accounts to any other variable accounts. The minimum amount that may be transferred under the Dollar-Cost Averaging Program is $100 to each variable account. The maximum amount that may be transferred and withdrawn out of the fixed account in any contract year under all circumstances (Dollar-Cost Averaging, systematic withdrawals and partial withdrawals) is 20% of the fixed account value as determined at the beginning of the contract year. Once elected, Dollar-Cost Averaging from the fixed account remains in effect for the life of the Contract until the value of the fixed account is depleted or until you cancel your participation by written request or by telephone if we have your telephone authorization on file. There is no additional charge for Dollar-Cost Averaging, and a transfer under this program is not considered a transfer for purposes of assessing a transfer change. We reserve the right to discontinue offering the Dollar-Cost Averaging program at any time and for any reason.

Payment Deferral

We have the right to defer payment of any full or partial withdrawal or transfer from the fixed account for up to six months from the date we receive your written request for such a withdrawal or transfer at our Service Center. If we do not give you a payment within 30 days after we receive all necessary documentation, or such shorter period required by a particular state, we will credit interest at 3%, or such higher rate as is required for a particular state, to the amount to be paid from the date we received the documentation.

--------------------------------------------------------------------------------
investment performance of the variable accounts
--------------------------------------------------------------------------------

From time to time, we may advertise or include in sales literature yields, effective yields and total returns for the variable accounts. These figures are based on historical earnings and do not indicate or project future performance. We also may, from time to time, advertise or include in sales literature variable account performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance, as well as comparisons with unmanaged market indices, appears in the SAI.

Performance data for the variable accounts is based on the investment performance of the corresponding portfolio of a Fund and reflects the deduction of some or all fees and charges currently assessed under the contract. (See the accompanying prospectuses for the Funds.)

The "yield" of the Money Market variable account refers to the annualized income generated by an investment in the variable account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the variable account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a variable account (other than the Money Market variable account) refers to the annualized income generated by an investment in the variable account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Yield quotations do not reflect the withdrawal charge.

The "total return" of a variable account refers to return quotations assuming an investment under a Contract has been held in the variable account for various periods of time. When a variable account has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average annual percentage change in the value of an investment in the variable account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the variable account (including any withdrawal charge that would apply if you terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

In addition to the standard version described above, total return performance information computed on different non-standard bases may be used in advertisements or sales literature. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include the withdrawal charge. In addition, we may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by the variable accounts.

We may also disclose yield and total returns for the portfolios, including such disclosures for periods before the date the variable account commenced operations. Sales literature or advertisements may quote adjusted yields and total returns for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic portfolio performance may include data that precedes the inception dates of the variable accounts. This data is designed to show the performance that could have resulted if the Contract had been in existence during that time.

Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

In advertising and sales literature (including illustrations), the performance of each variable account may be compared with the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to the variable account. Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies ("CDA"), Variable Annuity Research Data Service ("VARDS") and Morningstar, Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, CDA, VARDS and Morningstar rank or illustrate such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

Advertising and sales literature may also compare the performance of each variable account to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

We may also report other information including the effect of systematic withdrawals, systematic investments and tax-deferred compounding on a variable account's investment returns, or returns in general. We may illustrate this information by using tables, graphs, or charts. All income and capital gains derived from variable account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the variable account investment experience is positive.

--------------------------------------------------------------------------------
voting rights
--------------------------------------------------------------------------------

We are the legal owner of the portfolio shares held in the variable accounts. However, when a portfolio is required to solicit the votes of its shareholders through the use of proxies, we believe that current law requires us to solicit you and other contract owners as to how we should vote the portfolio shares held in the variable accounts. If we determine that we no longer are required to solicit your votes, we may vote the shares in our own right.

When we solicit your vote, the number of votes you have will be calculated separately for each variable account in which you have an investment. The number of your votes is based on the net asset value per share of the portfolio in which the variable account invests. It may include fractional shares. Before the Annuity Start Date, you hold a voting interest in each variable account to which the contract value is allocated. After the Annuity Start Date, the annuitant has a voting interest in each variable account from which variable annuity payments are made. If you have a voting interest in a variable account, you will receive proxy materials and reports relating to any meeting of shareholders of the portfolio in which that variable account invests.

If we do not receive timely voting instructions for portfolio shares or if we own the shares, we will vote those shares in proportion to the vot-ing instructions we receive. Instructions we receive to abstain on any item will reduce the total number of votes being cast on a matter. For further details as to how we determine the number of your votes, see the SAI.

--------------------------------------------------------------------------------
federal tax matters
--------------------------------------------------------------------------------

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws.

We believe that our Contracts will qualify as annuity contracts for federal income tax purposes and the following discussion assumes that they will so qualify. Further information on the tax status of the Contract can be found in the SAI under the heading "Tax Status of the Contracts."

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you will not be taxed on increases in the contract value of your Contract until a distribution occurs or until annuity payments begin. (The agreement to assign or pledge any portion of a Contract's accumulation value and, in the case of a Qualified Contract described below, any portion of an interest in the qualified plan, generally will be treated as a distribution.) When annuity payments begin, you will be taxed only on the investment gains you have earned and not on the payments you made to purchase the Contract. Generally, withdrawals from your annuity should only be made once the annuitant reaches age 59-1/2, dies or is disabled, otherwise a tax penalty of ten percent of the amount treated as income could be applied against any amounts included in income, in addition to the tax otherwise imposed on such amount.

If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is called a Non-Qualified Contract.

Taxation of Non-Qualified Contracts

Non-Natural Person

If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals

When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the accumulation value immediately before the distribution over the Owner's investment in the contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the contract.

Penalty Tax on Certain Withdrawals

In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

o    made on or after the taxpayer reaches age 59-1/2;

o    made on or after the death of an Owner;

o    attributable to the taxpayer's becoming disabled; or

o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may apply under certain circumstances and special rules may apply in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments

Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, Assignments or Exchanges of
a Contract

A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain Annuity Start Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Withholding

Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts

All annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

Taxation of Qualified Contracts

The tax rules that apply to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Sections 219 and 408 of the Internal Revenue Code (the "Code"), permit individuals to make annual contributions of up to the lesser of $2,000 or 100% of adjusted gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. So-called Simple IRAs under section 408(p) of the Code, and Roth IRAs under section 408A, may also be used in connection with variable annuity contracts. Simple IRAs allow employees to defer a percentage of annual compensation up to $6,000 to a retirement plan, provided the sponsoring employer makes matching or non-elective contributions. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, rather than the usual 10%. Contributions to Roth IRAs are not tax-deductible, and contributions must be made in cash, or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. Distributions from Roth IRAs are generally not taxed. In addition to the 10% penalty which generally applies to distributions made before age 59-1/2, a 10% penalty will be imposed for any distribution made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA.

Corporate pension and profit-sharing plans under section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

Tax-sheltered annuities under section 403(b) of the Code permit public schools and other eligible employers to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to Social Security taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed prior to age 59-1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Other Tax Issues

You should note that the Contract includes a death benefit that in some cases may exceed the greater of the Premium Payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser.

Qualified Contracts (other than Roth IRAs) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

Our Income Taxes

At the present time, we make no charge for any federal, state or local taxes (other than the charge for state and local premium taxes) that we incur that may be attributable to the investment divisions (that is, the variable accounts) of the separate account or to the Contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the separate account or the Contracts.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

--------------------------------------------------------------------------------
other information
--------------------------------------------------------------------------------

Holidays

In addition to federal holidays, we are closed on the following days: the Friday after Thanksgiving, the day before Christmas when Christmas falls on Tuesday through Saturday, the day after Christmas when Christmas falls on Sunday or Monday, and the day after New Year's Day when it falls on a Sunday, the Monday after New Year's Day when New Year's Day falls on a Saturday, and the day before or after Independence Day when it falls on Saturday or Sunday. We do not conduct any business on those days.

Payments

We will usually pay you any full or partial withdrawal, death benefit payment, or for Qualified Contracts only, payment of your loan proceeds, within seven days after we receive all the required information. The required information includes your written request, any information or documentation we reasonably need to process your request, and, in the case of a death benefit, receipt and filing of due proof of death.

However, we may be required to suspend or postpone payments during any period when:

o the New York Stock Exchange is closed, other than customary weekend and holiday closings;

o trading on the New York Stock Exchange is restricted as determined by the SEC;

o the SEC determines that an emergency exists that would make the disposal of securities held in the separate account or the determination of the value of the separate account's net assets not reasonably practicable; or

o the SEC permits, by order, the suspension or postponement of payments for your protection.

If a recent check or draft has been submitted, we have the right to delay payment until we have assured ourselves that the check or draft has been honored.

We have the right to defer payment for a full or partial withdrawal or transfer from the fixed account for up to six months from the date we receive your written request. If we do not make a payment within 30 days after we receive the documentation we need to complete the transaction (or a shorter period if required by a particular state), we will credit interest to the amount to be paid from the date we received the necessary documentation at a rate of 3% (or such higher rate required for a particular state).

Modification

Upon notice to you, we may modify the Contract to:

o permit the Contract or the separate account to comply with any applicable law or regulation issued by a government agency;

o assure continued qualification of the Contract under the tax code or other federal or state laws relating to retirement annuities or variable annuity contracts;

o    reflect a change in the operation of the separate account; or

o    provide additional investment options.

In the event of most such modifications, we will make appropriate endorsement to the Contract.

Distribution of the Contracts

IL Securities, Inc. ("IL Securities"), P.O. Box 1230, 2960 North Meridian Street, Indianapolis, Indiana 46208, acts as the distributor for the Contracts. IL Securities is a wholly-owned subsidiary of IL Group, a company owned by Indianapolis Life Insurance Company and the American United Life Insurance Company. IL Securities is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc.

Sales commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions of up to 7.2% of premium payments. Other commissions of up to 1.25% may also be paid. We may also pay up to 1.25% of premium payments to IL Securities to compensate it for certain distribution expenses. These broker-dealers are expected to compensate sales representatives in varying amounts from these commissions. In addition, we may pay other distribution expenses such as production incentive bonuses, agent's insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges against the Contracts other than those described under "Fees and Charges."

Legal Proceedings

We and our affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or us.

Reports to Owners

We will mail a report to you at least annually at your last known address of record. The report will state the contract value (including the contract value in each variable account and the fixed account) of the Contract, premium payments paid and charges deducted since the last report, partial withdrawals made since the last report and any further information required by any applicable law or regulation.

Inquiries

Inquiries regarding your Contract may be made by writing to us at our Service Center.

Year 2000 Matters

Like all financial services providers, we utilize systems that may be affected by Year 2000 transition issues. We also rely on service providers, including the portfolios and the administrator, that may be affected by Year 2000 issues. We have developed, and are in the process of implementing, a Year 2000 transition plan. In addition, we are in the process of confirming that the portfolios and their service providers are also engaged in similar transition plans. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on our operations. However, as of the date of this prospectus, it is not anticipated that owners will experience negative effects on their investment, or on the services provided in connection, as a result of Year 2000 transition implementation. We currently anticipate that its systems will be Year 2000 compliant in a timely manner, but there can be no assurance that we will be successful, or that interaction with other service providers will not impair services at that time.

Financial Statements

The audited statement of net assets of IL Annuity and Insurance Co. Separate Account 1 as of December 31, 1998 and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, as well as the Report of the Independent Auditors, are included in the Statement of Additional Information ("SAI"). Our audited balance sheets as of December 31, 1998 and 1997, and the related statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1998, as well as the Report of the Independent Auditors, are contained in the SAI. Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

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

--------------------------------------------------------------------------------
statement of additional information t able of contents
--------------------------------------------------------------------------------

                                                Page
                                               -----
   Additional Contract Provisions ............
   The Contract ..............................
   Incontestability ..........................
   Incorrect Age or Sex ......................
   Nonparticipation ..........................
   Options ...................................
   Tax Status of the Contracts ...............
   Calculation of Variable Account and
      Adjusted Historic Portfolio
      Performance Data .......................
   Money Market Variable Account Yields
   Other Variable Account Yields .............
   Average Annual Total Returns for the
      Variable Accounts ......................
   Non-Standard Variable Account Total
      Returns ................................
   Effect of the Contract Fee on
      Performance Data .......................
   Other Information .........................
   Variable Account Performance Figures
   Adjusted Historical Portfolio
      Performance Figures ....................
   Variable Annuity Payments .................
   Assumed Investment Rate ...................
   Amount of Variable Annuity Payments........
   Annuity Unit Value ........................
   Addition, Deletion or Substitution of
      Investments ............................
   Resolving Material Conflicts ..............
   Termination of Participation
      Agreements .............................
   The Alger American Fund ...................
   Fidelity Variable Insurance Products
      Fund and Fund II .......................
   OCC Accumulation Trust ....................
   Royce Capital Fund ........................
   SAFECO Resource Series Trust ..............
   SoGen Variable Funds, Inc. ................
   T. Rowe Price Fixed Income Series, Inc. ...
   T. Rowe Price International Series, Inc. ..
   Van Eck Worldwide Insurance Trust .........
   Voting Rights .............................
   Safekeeping of Account Assets .............
   Distribution of the Contracts .............
   Legal Matters .............................
   Experts ...................................
   OTHER INFORMATION .........................
   FINANCIAL STATEMENTS ......................

                      This page intentionally left blank

--------------------------------------------------------------------------------
appendix a
--------------------------------------------------------------------------------

Condensed Financial Information

The following condensed financial information shows accumulation unit values for each variable account for each year since the variable account started operation. Accumulation unit value is the unit we use to calculate the value of your interest in a variable account. Accumulation unit value does not reflect the deduction of certain charges that we subtract from your Contract Value. The data is obtained from the audited financial statement of the separate account that can be found in the SAI.

             Alger American Fund: MidCap Growth Variable Account
-----------------------------------------------------------------------------
                                                               Number of
             Accumulation unit       Accumulation unit     accumulation units
          value at the beginning      value at the end     outstanding at the
                of the year             of the year         end of the year
         ------------------------   -------------------   -------------------
1998             $12.263                $15.757               537,127
1997             $10.812                $12.263                94,506
1996             $ 9.786                $10.812               109,955
1995             $10.00                 $ 9.786                 2,764

         Alger American Fund: Small Capitalization Variable Account
-----------------------------------------------------------------------------
                                                               Number of
             Accumulation unit       Accumulation unit     accumulation units
          value at the beginning      value at the end     outstanding at the
                of the year             of the year         end of the year
         ------------------------   -------------------   -------------------
1998             $10.936                  $12.459                502,984
1997             $ 9.955                  $10.936                372,229
1996             $ 9.675                  $ 9.955                181,361
1995             $10.00                    $ 9.675                 1,709

              Fidelity VIP Fund: Equity-Income Variable Account
-----------------------------------------------------------------------------
                                                               Number of
             Accumulation unit       Accumulation unit     accumulation units
          value at the beginning      value at the end     outstanding at the
                of the year             of the year         end of the year
         ------------------------   -------------------   -------------------
1998             $15.114                  $16.631              1,355,289
1997             $11.958                  $15.114                781,937
1996             $10.616                  $11.958                195,400
1995             $10.00                   $10.616                  3,789

                 Fidelity VIP Fund: Growth Variable Account
-----------------------------------------------------------------------------
                                                               Number of
             Accumulation unit       Accumulation unit     accumulation units
          value at the beginning      value at the end     outstanding at the
                of the year             of the year         end of the year
         ------------------------   -------------------   -------------------
1998             $13.240                  $18.206               948,233
1997             $10.868                  $13.240               462,381
1996             $ 9.604                  $10.868               164,945
1995             $10.00                   $ 9.604                 2,199

              Fidelity VIP Fund: Money Market Variable Account
-----------------------------------------------------------------------------
                                                               Number of
             Accumulation unit       Accumulation unit     accumulation units
          value at the beginning      value at the end     outstanding at the
                of the year             of the year         end of the year
         ------------------------   -------------------   -------------------
1998             $10.888                  $11.329              1,070,535
1997             $10.456                  $10.888                486,050
1996             $10.00                   $10.456                179,504
1995             $10.00                   $     0                      0

              Fidelity VIP Fund: Asset Manager Variable Account
-----------------------------------------------------------------------------
                                                               Number of
             Accumulation unit       Accumulation unit     accumulation units
          value at the beginning      value at the end     outstanding at the
                of the year             of the year         end of the year
         ------------------------   -------------------   -------------------
1998             $14.066                  $15.954               503,498
1997             $11.817                  $14.066               212,897
1996             $ 8.224                  $11.817                61,512
1995             $10.00                   $ 8.224                   255

               Fidelity VIP Fund: Contrafund Variable Account
-----------------------------------------------------------------------------
                                                               Number of
             Accumulation unit       Accumulation unit     accumulation units
          value at the beginning      value at the end     outstanding at the
                of the year             of the year         end of the year
         ------------------------   -------------------   -------------------
1998             $14.824                  $18.996              1,228,022
1997             $12.105                  $14.824                638,524
1996             $10.091                  $12.105                203,860
1995             $10.00                   $10.091                  5,731

                Fidelity VIP Fund: Index 500 Variable Account
-----------------------------------------------------------------------------
                                                               Number of
             Accumulation unit       Accumulation unit     accumulation units
          value at the beginning      value at the end     outstanding at the
                of the year             of the year         end of the year
         ------------------------   -------------------   -------------------
1998             $16.672                 $21.088               1,895,005
1997             $12.734                 $16.672                 826,178
1996             $10.514                 $12.734                 193,803
1995             $10.00                  $10.514                   3,538

          Fidelity VIP Fund: Investment Grade Bond Variable Account
-----------------------------------------------------------------------------
                                                               Number of
             Accumulation unit       Accumulation unit     accumulation units
          value at the beginning      value at the end     outstanding at the
                of the year             of the year         end of the year
         ------------------------   -------------------   -------------------
1998             $11.214                  $12.032               691,547
1997             $10.422                  $11.214               274,009
1996             $10.247                  $10.422                57,476
1995             $10.00                   $10.247                 1,668

              OCC Accumulation Trust: Managed Variable Account*
-----------------------------------------------------------------------------
                                                               Number of
             Accumulation unit       Accumulation unit     accumulation units
          value at the beginning      value at the end     outstanding at the
                of the year             of the year         end of the year
         ------------------------   -------------------   -------------------
1998             $15.160                 $16.011               1,396,806
1997             $12.567                 $15.160                 672,203
1996             $10.380                 $12.567                 133,102
1995             $10.00                  $10.380                     161

             OCC Accumulation Trust: Small Cap Variable Account*
-----------------------------------------------------------------------------
                                                               Number of
             Accumulation unit       Accumulation unit     accumulation units
          value at the beginning      value at the end     outstanding at the
                of the year             of the year         end of the year
         ------------------------   -------------------   -------------------
1998             $14.649                  $13.139               295,186
1997             $12.148                  $14.649               162,435
1996             $10.388                  $12.148                40,024
1995             $10.00                   $10.388                 1,182

              Royce Capital Fund: Royce Micro-Cap Variable Account
--------------------------------------------------------------------------------
                                                                  Number of
                Accumulation unit       Accumulation unit     accumulation units
             value at the beginning      value at the end     outstanding at the
                   of the year             of the year         end of the year
            ------------------------   -------------------   -------------------
1998                $10.920                 $11.198               286,635
1997***             $10.000                 $10.920                69,105

          SAFECO Resource Series Trust: SAFECO Equity Variable Account
--------------------------------------------------------------------------------
                                                                  Number of
                Accumulation unit       Accumulation unit     accumulation units
             value at the beginning      value at the end     outstanding at the
                   of the year             of the year         end of the year
            ------------------------   -------------------   -------------------
1998                $10.495                  $12.917               814,921
1997***             $10.000                  $10.495               104,775

          SAFECO Resource Series Trust: SAFECO Growth Variable Account
--------------------------------------------------------------------------------
                                                                  Number of
                Accumulation unit       Accumulation unit     accumulation units
             value at the beginning      value at the end     outstanding at the
                   of the year             of the year         end of the year
            ------------------------   -------------------   -------------------
1998                $11.092                  $11.134              1,596,318
1997***             $10.000                  $11.092                122,625

          SoGen Variable Funds, Inc.: SoGen Overseas Variable Account
--------------------------------------------------------------------------------
                                                                  Number of
                Accumulation unit       Accumulation unit     accumulation units
             value at the beginning      value at the end     outstanding at the
                   of the year             of the year         end of the year
            ------------------------   -------------------   -------------------
1998               $ 9.322                    $9.572               196,153
1997***            $10.000                    $9.322                56,588

 T. Rowe Price Fixed Income Series, Inc.: Limited-Term Bond Variable Account
-----------------------------------------------------------------------------
                                                               Number of
             Accumulation unit       Accumulation unit     accumulation units
          value at the beginning      value at the end     outstanding at the
                of the year             of the year         end of the year
         ------------------------   -------------------   -------------------
1998             $10.767                $11.505               348,151
1997             $ 9.946                $10.767               136,902
1996             $10.042                $ 9.946                27,325
1995             $10.00                 $10.042                 1,485

T. Rowe Price International Series, Inc.: International Stock Variable Account
------------------------------------------------------------------------------
                                                               Number of
             Accumulation unit       Accumulation unit     accumulation units
          value at the beginning      value at the end     outstanding at the
                of the year             of the year         end of the year
         ------------------------   -------------------   -------------------
1998             $11.979                $13.684               660,670
1997             $11.780                $11.979               368,187
1996             $10.487                $11.780               122,831
1995             $10.00                 $10.487                 2,530

 Van Eck Worldwide Insurance Trust: Worldwide Hard Assets Variable Account**
-----------------------------------------------------------------------------
                                                               Number of
             Accumulation unit       Accumulation unit     accumulation units
          value at the beginning      value at the end     outstanding at the
                of the year             of the year         end of the year
         ------------------------   -------------------   -------------------
1998             $11.983                  $ 8.156               230,762
1997             $12.356                  $11.983               166,188
1996             $10.621                  $12.356                29,990
1995             $10.00                   $10.621                    58

  * Prior to May 1, 1996, OCC Accumulation Trust was called Quest for Value Accumulation Trust.

 ** Prior to May 1, 1997, Van Eck Worldwide Hard Assets Variable Account was called Van Eck Gold and Natural Resources.

*** Period from September 1, 1997 to December 31, 1997.

                                    [BLANK]

                            Prospectus: May 1, 1999
                               V I S I O N A R Y
--------------------------------------------------------------------------------

Please read this prospectus carefully before investing, and keep it for future reference. It contains important information about the Visionary variable annuity.

To learn more about the Visionary Contract, you may want to look at the Statement of Additional Information dated May 1, 1999 (known as the "SAI"). For a free copy of the SAI, contact us at:

  IL Annuity and Insurance Company
  Administrative Office
  2960 North Meridian Street
  Indianapolis, Indiana 46208
  Telephone: (800) 388-1331

We have filed the SAI with the U.S. Securities and Exchange Commission (the "SEC") and have incorporated it by reference into this prospectus. The SAI's table of contents appears at the end of this prospectus.

The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information. You may also read and copy these materials at the SEC's public reference room in Washington, D.C. Call 1-800-SEC-0330 for information above the SEC's public reference room.

Variable annuity contracts involve certain risks, and you may lose some or all of your investment.

o The investment performance of the portfolios in which the variable accounts invest will vary.

o    We do not guarantee how any of the portfolios will perform.

o The Contract is not a deposit or obligation of any bank, and no bank endorses or guarantees the Contract.

o Neither the U.S. Government nor any federal agency insures your investment in the policy.

Flexible Premium Deferred Variable Annuity

issued by

IL Annuity and Insurance Company

through the

IL Annuity and Insurance Co.
Separate Account 1

The Visionary Contract (the "Contract") has 15 funding choices--one fixed account (paying a guaranteed minimum fixed rate of interest) and 14 variable accounts which invest in the following mutual fund portfolios:

The Alger American Fund

o    MidCap Growth

o    Small Capitalization

Fidelity Variable Insurance Products Fund ("VIP")

o    Equity-Income

o    Growth

o    Money Market

Fidelity Variable Insurance Products Fund II ("VIP II")

o    Asset Manager

o    Contrafund

o    Index 500

o    Investment Grade Bond

OCC Accumulation Trust

o    Managed

o    Small Cap

T. Rowe Price Fixed Income Series, Inc.

o    Limited-Term

T. Rowe Price International Series, Inc.

o    International Stock

Van Eck Worldwide Insurance Trust

o    Worldwide Hard Assets

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
table of contents
--------------------------------------------------------------------------------

                                                             Page
                                                         -----------
GLOSSARY .............................................         3
HIGHLIGHTS ...........................................         4
   The Contract ......................................         4
   How to Invest .....................................         4
   Cancellation -- The 10 Day Free-Look
      Period .........................................         5
   Investment Options ................................         5
   Transfers .........................................         5
   Partial Withdrawals ...............................         5
   Full Withdrawal ...................................         6
   Death Benefit .....................................         6
   Maturity Benefit ..................................         6
   Fees and Charges ..................................         6
   Annuity Provisions ................................         7
   Federal Tax Status ................................         7
   Inquiries .........................................         7
FEE TABLE ............................................         8
   Condensed Financial Information ...................        11
THE COMPANY AND THE SEPARATE
 ACCOUNT .............................................        11
   IL Annuity and Insurance Company ..................        11
   IL Annuity and Insurance Co.
      Separate Account 1 .............................        11
THE PORTFOLIOS .......................................        12
   Investment Objectives of the Portfolios ...........        12
   Investment Advisers to the Funds ..................        13
   Availability of the Funds .........................        14
THE PAY-IN PERIOD ....................................        15
   Purchasing a Contract .............................        15
   Premium Payments ..................................        15
   Cancellation -- The 10 Day Free-Look
      Period .........................................        15
   Designating Your Investment Options ...............        16
YOUR CONTRACT VALUE ..................................        17
   Separate Account Value ............................        17
TRANSFERS BETWEEN INVESTMENT
 OPTIONS .............................................        17
   General ...........................................        17
   Telephone Transfers ...............................        18
   Transfer Fee ......................................        18
   Dollar-Cost Averaging .............................        18
   Interest Sweep ....................................        19
   Automatic Account Balancing Service ...............        19
ACCESS TO YOUR MONEY .................................        19
   Full Withdrawals ..................................        19
   Partial Withdrawals ...............................        19
   Systematic Withdrawal Program .....................        20
   Full and Partial Withdrawal Restrictions ..........        20
   Restrictions on Distributions from Certain
      Types of Contracts .............................        20
CONTRACT LOANS .......................................        21
DEATH BENEFITS .......................................        22
   Death Benefit Before the Annuity Start
      Date ...........................................        22
   Distribution Upon the Owner's Death ...............        22
   Distribution Upon the Death of the
      Annuitant ......................................        22
   Death of Payee After the Annuity Start
      Date ...........................................        23
THE MATURITY BENEFIT .................................        23
FEES AND CHARGES .....................................        25
   Withdrawal Charge (Contingent Deferred
      Sales Charge) ..................................        25
   Contract Fee ......................................        26
   Asset-Based Administration Charge .................        27
   Mortality and Expense Risk Charge .................        27
   Transfer Fee ......................................        27
   Portfolio Fees and Charges ........................        27
   Premium Taxes .....................................        27
   Other Taxes .......................................        27
THE PAYOUT PERIOD ....................................        28
   The Annuity Start Date ............................        28
   Annuity Payout Options ............................        28
   Determining the Amount of Your Annuity
      Payment ........................................        28
   Fixed Annuity Payments ............................        29
   Variable Annuity Payments .........................        29
   Annuity Unit Value ................................        29
   Description of Annuity Payout Options .............        29
THE FIXED ACCOUNT ....................................        30
   Fixed Account Value ...............................        30
   Fixed Account Transfers ...........................        31
INVESTMENT PERFORMANCE OF THE
 VARIABLE ACCOUNTS ...................................        32
VOTING RIGHTS ........................................        33
FEDERAL TAX MATTERS ..................................        34
   Taxation of Non-Qualified Contracts ...............        34
   Taxation of Qualified Contracts ...................        35
   Other Tax Issues ..................................        36
   Our Income Taxes ..................................        36
   Possible Tax Law Changes ..........................        36
OTHER INFORMATION ....................................        37
   Holidays ..........................................        37
   Payments ..........................................        37
   Modification ......................................        37
   Distribution of the Contracts .....................        37
   Legal Proceedings .................................        38
   Reports to Owners .................................        38
   Inquiries .........................................        38
   Year 2000 Matters .................................        38
   Financial Statements ..............................        38
STATEMENT OF ADDITIONAL
 INFORMATION TABLE OF CONTENTS .......................        39
APPENDIX A ...........................................       A-1

--------------------------------------------------------------------------------
glossary
--------------------------------------------------------------------------------

For your convenience, we are providing a glossary of the special terms we use in this prospectus.

accumulation unit -- The measurement we use before the Annuity Start Date to calculate the value of each variable account at the end of each Valuation Day.

annuitant -- You are the annuitant, unless you state otherwise in your application. The annuitant is the person (or persons) whose life (or lives) determines the dollar amount of the annuity payment benefits we will pay under the Contract and whose death determines the death benefit. The annuitant may not be changed.

Annuity Start Date -- The date when we start making annuity payments under the Contract. (The term "Annuity Commencement Date" is used in the Contract.)

annuity unit -- A measurement we use to calculate the value of your annuity payments if you choose to receive annuity payments from the variable accounts.

beneficiary -- The person you name to receive the death benefit if the annuitant dies before we start making annuity payments.

business day -- Each day on which the New York Stock Exchange is open for business, except for the holidays listed in this prospectus under "Holidays." (The term "Valuation Date" is used in the Contract.)

Company ("we,""us,""our") -- IL Annuity and Insurance Company.

Contract Anniversary -- The same date in each year as the date of issue.

contract value -- The total amount you have accumulated under the Contract. It is the total of the money you have in the separate account and the fixed account.

date of issue -- The date we issue your contract. It is shown on the specifications page of the Contract. We measure contract years and contract anniversaries from the date of issue and is the date on which the first contract year begins.

due proof of death -- Proof of death that we find satisfactory, such as a certified copy of the death records, or a certified copy of a court decree reciting a finding of death.

Eligible Premium Payment -- That part of any premium payment that you allocate to a particular Eligible Variable Account at the time of payment, provided payment was made at least ten (10) years before the Maturity Benefit Date.

Eligible Variable Account -- Variable accounts the Company designates to be guaranteed by the Maturity Benefit. Currently all variable accounts are so designated.

fixed account -- An option to which you can direct your money under the Contract. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in our general account.

Funds -- The open-end management investment companies listed on the front page of this Prospectus. This Contract allows you to invest in certain investment portfolios of the Funds.

Maturity Benefit -- A guarantee we provide regarding your Contract's value in the variable accounts on the Maturity Benefit Date.

Maturity Benefit Date -- The later of the annuitant's age 70 or 10 years after the date of issue. Special rules apply to joint owners.

Owner or Owners ("you" or "your") -- The person(s) having the privileges of ownership stated in the Contract. Joint owners may be permitted.

payee -- The person or persons entitled to receive annuity payments. You may name a "successor payee" who will receive any guaranteed annuity payments after the death of the sole surviving payee.

pay-in period -- The period that begins when we issue your Contract and ends on the Annuity Start Date. During the pay-in period, earnings accumulate on a tax-deferred basis.

payout period -- The period that begins on the Annuity Start Date during which you receive annuity payments based on the money you have accumulated under your Contract.

Payout Plan -- The arrangement you choose under which we pay annuity payments to you after the Annuity Start Date. You may choose whether the dollar amount of the payments you receive will be fixed, or will vary with the investment experience of the variable accounts in which you are invested at that time, or whether you will receive a combination of fixed and variable payments.

portfolio -- A separate investment portfolio of a Fund in which a variable account invests.

Qualified Contract -- A Contract that is issued in connection with retirement plans that qualify for special federal income tax treatment under sections 401(a), 403(b), 408 or 408A of the Internal Revenue Code.

separate account -- IL Annuity and Insurance Co. Separate Account 1, a separate investment account divided into variable accounts that we established to receive and invest the premium payments we receive under the Contract. Assets in the separate account are not part of our general account.

Service Center -- USA Administration Services, Inc., the administrator for the Contracts. The mailing address for the Service Center is P.O. Box 2948, Overland Park, KS 66201-1348 or 12900 Metcalf Avenue, Suite 200, Overland Park, KS 66213-2620. You can call the Service Center office at 1-888-232-6486.

variable account -- A subdivision of the Separate Account that invests exclusively in shares of a single portfolio of a Fund. The investment performance of each variable account is linked directly to the investment performance of the portfolio in which it invests.

written request -- Your signed written notice or request. We must receive your written request at the Service Center and it must be in a form we find satisfactory.

--------------------------------------------------------------------------------
highlights
--------------------------------------------------------------------------------

These highlights provide only a brief overview of the more important features of the Visionary Contract. More detailed information about the Contract appears later in this prospectus. Please read this prospectus carefully.

The Contract

An annuity is a contract where you agree to make one or more payments to us and, in return, we agree to pay a series of payments to you at a later date chosen by you. The Visionary Contract is a special kind of annuity that is:

o    Flexible Premium--you may add premium payments at any time.

o Tax-Deferred--you do not have to pay taxes on earnings until you take money out by full or partial cash withdrawals, or until we make annuity payments to you, or we pay the death benefit.

o Variable--its value fluctuates with the performance of the mutual fund portfolios in which you invest. You bear the investment risk on the amounts you invest.

o Available with Retirement Plans--you may purchase this annuity in connection with retirement plans, including those that qualify for favorable federal tax treatment.

Like all deferred annuities, the Contract has two phases: the "pay-in" period and the "payout" period. During the pay-in period, you can allocate money to any combination of investment alternatives. Any earnings on your investments accumulate tax-deferred. The payout period begins once you start receiving regular annuity payments from your contract value. The money you can accumulate during the pay-in period, as well as the annuity payout option you choose, will determine the dollar amount of any annuity payments you receive.

How to Invest

You may purchase the Contract with a single payment of $1,000 or more under most circumstances. We will not issue a Contract if you are older than age 85 on the date of issue.

You can pay additional premiums of $1,000 or more with some limitations. Send your premium payments to the Service Center, P.O. Box 2948, Overland Park, KS 66201-1348 or 12900 Metcalf Avenue, Suite 200, Overland Park, KS 66213-2620.

You can call the Service Center office at 1-888-232-6486.

Cancellation -- The 10 Day Free-Look Period

You have the right to cancel the Contract for a refund within 10 days after you receive it (or within 20 days if the Contract is replacing another annuity contract or insurance policy). You must return the Contract to our Service Center along with your written request to cancel the Contract. We will treat the returned Contract as if it had never been issued. In some states you may have more than 10 days. The amount that we refund will vary according to state requirements. If we refund your original premium payment, we will put your premium payment to the Money Market variable account during the free-look period.

Investment Options

You may invest your money in any of 14 portfolios by directing it into the corresponding variable account. The portfolios now available to you under the Contract are:

The Alger American Fund

o    MidCap Growth

o    Small Capitalization

Fidelity VIP

o    Equity-Income

o    Growth

o    Money Market

Fidelity VIP II

o    Asset Manager

o    Contrafund

o    Index 500

o    Investment Grade Bond

OCC Accumulation Trust

o    Managed

o    Small Cap

T. Rowe Price Fixed Income Series, Inc.

o    Limited-Term Bond

T. Rowe Price International Series, Inc.

o    International Stock

Van Eck Worldwide Insurance Trust

o    Worldwide Hard Assets

Each variable account invests exclusively in shares of one portfolio of a Fund. Each portfolio's assets are held separately from the other portfolios and each portfolio has separate investment objectives and policies. The portfolios are described in the prospectuses for the Funds that accompany this prospectus.

Depending on market conditions, you can make or lose money in any of the variable accounts. We reserve the right to offer other investment choices in the future.

The value of your investment in the variable accounts will fluctuate daily based on the investment results of the portfolios in which you invest, and on the fees and charges deducted.

You may also direct your money to the fixed account and receive a guaranteed rate of return. Money you place in the fixed account will earn interest for one year periods at a fixed rate that is guaranteed by us never to be less than 3.0%.

Transfers

During the pay-in period, you may transfer your contract value from the variable accounts and the fixed account to other variable account(s) and the fixed account, subject to certain restrictions. Transfers may reduce the value of the Maturity Benefit guarantee.

Transfers to the fixed account must be at least $1,000. During the pay-in period, you may transfer up to 20% of the fixed account value, as determined at the beginning of the contract year, from the fixed account to one or more of the variable accounts in any contract year. We do not charge a fee for transfers from the fixed account to one or more variable accounts, nor do we consider such transfers to be transfers for purposes of assessing a transfer charge.

You may make 12 free transfers each contract year. We impose a $25 charge per transfer on each transfer after the twelfth during a contract year before the Annuity Start Date.

Once you begin to receive annuity payments, you may make one transfer between the variable accounts each contract year.

Partial Withdrawals

During the pay-in period, you may receive a cash withdrawal of part of your contract value by sending a written request to the Service Center. The minimum amount you can withdraw is $250.

Your cash withdrawal may be subject to a withdrawal charge, if you withdraw premium payments during the first nine contract years. In any contract year after the first contract year, you may withdraw a portion of your contract value, called the free withdrawal amount, without incurring a withdrawal charge. Withdrawals may reduce the value of the Maturity Benefit guarantee.

You may have to pay federal income taxes and a penalty tax on any money you withdraw from the Contract. The federal tax laws may prohibit certain premature withdrawals from the Contract before or after the Annuity Start Date.

Full Withdrawal

During the pay-in period, you may cancel the Contract and receive its surrender value by sending us a written request. As with partial withdrawals, you may have to pay federal income taxes and a penalty tax on any money you withdraw from the Contract. The federal tax laws may prohibit certain premature withdrawals from the Contract before or after the Annuity Start Date.

Death Benefit

We will pay the death benefit to the beneficiary on the annuitant's death before the Annuity Start Date.

The death benefit will equal the greater of:

o the sum of premium payments made under the Contract, less partial withdrawals as of the date the death benefit is determined; or

o    the contract value as of the date the death benefit is determined.

In determining the death benefit, we will also subtract any premium taxes that apply.

Maturity Benefit

The Maturity Benefit guarantees a minimum value in the variable accounts on the later of the annuitant's 70th birthday, or the Contract's tenth anniversary, provided certain conditions are met. The Maturity Benefit is based on the premium payments that are directed into the Eligible Variable Accounts at the time of payment, reduced by adjusted withdrawals and transfers, provided the payment is made before the Maturity Benefit Date.

We will not credit your Contract with any Maturity Benefit if you elect to receive annuity payments before the Maturity Benefit Date.

Transfers and withdrawals from an Eligible Variable Account will reduce the value of the Maturity Benefit.

Fees and Charges

Withdrawal Charge. We will deduct a withdrawal charge if you withdraw all or part of your contract value during the first nine contract years. The amount of the withdrawal charge depends upon the number of years since we issued your Contract. The withdrawal charge is 7% in the first six contract years, decreasing to 6% in the seventh contract year, and then declining by 2% in each subsequent contract year, until it is zero in contract year ten.

We do not assess a withdrawal charge on the death benefit or on annuity payments under an annuity payout plan with a life contingency or an annuity payout plan with at least 10 years of guaranteed payments.

The withdrawal charge may be waived in cases of extended hospitalization, long-term care, terminal illness, or to pay for post secondary education, as provided in the Contract.

Contract Fee. We deduct a quarterly contract fee of $7.50 from your contract value at the end of each contract quarter during the pay-in period and on the date of full withdrawal. Certain exceptions apply.

Transfer Fee. You may make 12 free transfers each contract year. We impose a $25 charge per transfer on each transfer after the twelfth during a contract year before the Annuity Start Date.

Mortality and Expense Risk Charge. We will deduct a daily mortality and expense risk charge from your value in the variable accounts at an annual rate of 1.25%. We will continue to deduct this charge after you begin to receive annuity payments if you choose to receive variable annuity payments.

Asset-Based Administrative Charge. We will deduct a daily administrative charge from your value in the variable account at an annual rate of 0.15%. We will continue to assess this charge after you begin to receive annuity payments if you choose to receive variable annuity payments.

Premium Taxes. We will deduct state premium taxes, which currently range from 0% up to 3.5%, if your state requires us to pay the tax. If necessary, we will make the deduction either: (a) from premium payments as we receive them, (b) from your contract value upon partial or full withdrawal, (c) when annuity payments begin, or (d) upon payment of a death benefit.

Portfolio Fees and Charges. Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. These charges currently annually range from .30% to 1.16% annually. See the Fee Table in this Prospectus and the prospectuses for the portfolios.

Annuity Provisions

Payout Options. The Contract allows you to receive periodic annuity payments beginning on the Annuity Start Date you select. You may choose among several payout plans. You may receive income payments for a specific period of time or for life, with or without a guaranteed number of payments.

We will use your adjusted contract value on the Annuity Start Date to calculate the amount of your annuity payments under the payment plan you choose. If you select a variable payout option, the dollar amount of your payments may go up or down depending on the investment results of the portfolios you invest in at that time.

Federal Tax Status

Generally, a distribution, including a full or partial withdrawal or death benefit payment, may be taxed. In certain circumstances, a 10% penalty tax may apply. For a further discussion of the federal tax status of variable annuity contracts, see "Federal Tax Status."

Inquiries

If you need additional information, please contact us at:

Service Center
P.O. Box 2948
Overland Park, KS 66201-1348
              or
12900 Metcalf Avenue, Suite 200
Overland Park, KS 66213-2620
1-888-232-6486.

--------------------------------------------------------------------------------
fee table
--------------------------------------------------------------------------------

The Fee Table illustrates the current expenses and fees under the Contract as well as the portfolios' fees and expenses for the 1998 calendar year. The purpose of this table is to help you understand the various costs and expenses that you will pay directly and indirectly.

Your Transaction Expenses

Sales Charge Imposed on Premium Payments ..........................  None
Maximum Withdrawal Charge (contingent deferred sales charge)
as a percentage of premium payments(1) ............................  7.0%
Transfer Fee ............ No fee for first twelve transfers in a contract year, then $25 per additional transfer
Annualized Contract Fee(2) ........................................   $30
Separate Account Annual Expenses
(as a percentage of average net assets)
 Mortality and Expense Risk Charge ................................ 1.25%
 Administrative Expenses .......................................... 0.15%
                                                                    ----
 Total Separate Account Annual Expenses ........................... 1.40%

Annual Fund Expenses

(as a percentage of average net assets after fee waiver or expense reimbursements)

                                                                                            Total Annual
                                                                                              Expenses
                                                Management                                 (after waivers
                                                   Fees              Other Expenses             and
Name of Portfolio                            (after waivers)     (after reimbursement)     reimbursement)
-----------------------------------------   -----------------   -----------------------   ---------------
Alger American Fund
 MidCap Growth Portfolio                           0.80%                  0.04%                 0.84%
 SmallCap Portfolio                                0.85%                  0.04%                 0.89%
Fidelity VIP
 Equity-Income Portfolio(3)                        0.49%                  0.09%                 0.58%
 Growth Portfolio(3)                               0.59%                  0.09%                 0.68%
 Money Market Portfolio                            0.20%                  0.10%                 0.30%
Fidelity VIP II
 Asset Manager Portfolio(3)                        0.54%                  0.10%                 0.64%
 Contrafund Portfolio(3)                           0.59%                  0.11%                 0.70%
 Index 500 Portfolio(3)                            0.24%                  0.11%                 0.35%
 Investment Grade Bond Portfolio                   0.43%                  0.14%                 0.57%
OCC Accumulation Trust
 Managed Portfolio(4)                              0.78%                  0.04%                 0.82%
 Small Cap Portfolio(4)                            0.80%                  0.08%                 0.88%
T. Rowe Price Fixed Income Series, Inc.
 Limited-Term Bond Portfolio(5)                    0.70%                  0.00%                 0.70%
T. Rowe Price International Series, Inc.
 International Stock Portfolio(5)                  1.05%                  0.00%                 1.05%
Van Eck Worldwide Insurance Trust
 Worldwide Hard Assets Portfolio                   1.00%                  0.16%                 1.16%

(1) We do not assess a withdrawal charge if the Contract terminates due to your death or the annuitant's death, or if you decide to begin to receive annuity payments under an annuity payout plan with a life contingency or an annuity payout plan with at least 10 years of guaranteed payments.

(2) We waive this fee for Qualified Contracts. We also waive this fee for Non-Qualified Contracts with cumulative premium payments of at least $100,000.

(3) A portion of the brokerage commissions that the Equity Income, Growth, Asset Manager, Index 500 and Contrafund Portfolios pay was used to reduce fund expenses. In addition, these Portfolios have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the fee table would have been: 0.57% for the Equity Income Portfolio; 0.66% for the Growth Portfolio; 0.63% for the Asset Manager Portfolio; 0.28% for the Index 500 Portfolio; and 0.66% for the Contrafund Portfolio.

(4) The Other Expenses of the OCC Accumulation Trust Portfolios as of December 31, 1998 are shown without a reduction for certain expense offsets afforded the Portfolios which effectively lowered overall custody expenses. The Total Annual Portfolio Expenses of the Managed and Small Cap Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of their respective average daily net assets. These limitations had a negligible effect, so that without such limitations, and without giving effect to any expense offsets, the Management Fees, Other Expenses and Total Annual Portfolio Expenses incurred for the fiscal year ended December 31, 1998 would have been: 0.78%, 0.04% and 0.82%, respectively, for the Managed Portfolio; and 0.80%, 0.08% and 0.88%, respectively, for the Small Cap Portfolio.

(5) The Limited-Term Bond Portfolio pays T. Rowe Price an annual all-inclusive fee of 0.70%, computed daily and paid monthly, based on its average daily net assets. The International Stock Portfolio pays Rowe Price-Fleming International, Inc. ("Price-Fleming") an annual all-inclusive fee of 1.05%, computed daily and paid monthly, based on its average daily net assets. These fees pay for investment management services and other operating costs of the Portfolios.

Examples

(Note: The examples shown below are entirely hypothetical. They do not represent past or future performance or expenses. Actual performance and/or expenses may be more or less than shown.)

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and charges and expenses reflected in the Fee Table above:

1. If you surrender your Contract (or if you elect to annuitize under a period certain option for a specified period of less than 10 years) at the end of the applicable time period:

                                               1 Year        3 Years        5 Years       10 Years
                                            -----------   ------------   ------------   ------------
Alger American Fund
 MidCap Growth                                $94.50        $143.44        $198.64        $273.95
 Small Capitalization                         $95.02        $144.91        $201.27        $279.19
Fidelity VIP
 Equity-Income                                $91.77        $135.79        $184.89        $246.26
 Growth                                       $92.82        $138.74        $190.20        $257.00
 Money Market                                 $88.83        $127.50        $169.91        $215.62
Fidelity VIP II
 Asset Manager                                $92.40        $137.56        $188.08        $252.72
 Contrafund                                   $93.03        $139.32        $191.26        $259.13
 Index 500                                    $89.36        $128.98        $172.60        $221.16
 Investment Grade Bond                        $91.67        $135.49        $184.36        $245.18
OCC Accumulation Trust
 Managed                                      $94.29        $142.85        $197.59        $271.84
 Small Cap                                    $94.92        $144.61        $200.74        $278.14
T. Rowe Price Fixed Income Series, Inc.
 Limited-Term Bond                            $93.03        $139.32        $191.26        $259.13
T. Rowe Price International Series, Inc.
 International Stock                          $96.70        $149.59        $209.64        $295.78
Van Eck Worldwide Insurance Trust
 Worldwide Hard Assets                        $97.85        $152.80        $215.36        $307.03

2. If you do not surrender your Contract (or if you elect to annuitize under a life contingency option or under a period certain option for a minimum specified period of 10 years) at the end of the applicable time period:

                                               1 Year       3 Years        5 Years       10 Years
                                            -----------   -----------   ------------   ------------
Alger American Fund
 MidCap Growth                                $24.50        $75.31        $128.64        $273.95
 Small Capitalization                         $25.02        $76.88        $131.27        $279.19
Fidelity VIP
 Equity-Income                                $21.77        $67.09        $114.89        $246.26
 Growth                                       $22.82        $70.25        $120.20        $257.00
 Money Market                                 $18.83        $58.18        $ 99.91        $215.62
Fidelity VIP II
 Asset Manager                                $22.40        $68.99        $118.08        $252.72
 Contrafund                                   $23.03        $70.89        $121.26        $259.13
 Index 500                                    $19.36        $59.78        $102.60        $221.16
 Investment Grade Bond                        $21.67        $66.77        $114.36        $245.18
OCC Accumulation Trust
 Managed                                      $24.29        $74.68        $127.59        $271.84
 Small Cap                                    $24.92        $76.57        $130.74        $278.14
T. Rowe Price Fixed Income Series, Inc.
 Limited-Term Bond                            $23.03        $70.89        $121.26        $259.13
T. Rowe Price International Series, Inc.
 International Stock                          $26.70        $81.91        $139.64        $295.78
Van Eck Worldwide Insurance Trust
 Worldwide Hard Assets                        $27.85        $85.36        $145.36        $307.03

The examples provided above assume that no transfer charges or premium taxes have been assessed. The examples also reflect the contract fee of $30 as being assessed on an average contract value of $30,000, which translates the contract fee into a 0.10% charge for the purposes of the examples based on a $1,000 investment.

The examples do not represent past or future expenses. Actual expenses may be greater or lesser than those shown. The assumed 5% annual rate of return is hypothetical. It does not represent past or future annual returns, which may be greater or less than this assumed rate.

Condensed Financial Information

Condensed financial information for the variable accounts is included at the end of this prospectus.

--------------------------------------------------------------------------------
the company and the separate account
--------------------------------------------------------------------------------

IL Annuity and Insurance Company

IL Annuity and Insurance Company, formerly known as Sentry Investors Life Insurance Company, is a stock life insurance company organized under the laws of the Commonwealth of Massachusetts on December 21, 1965 and incorporated on March 9, 1966. We changed our name to "IL Annuity and Insurance Company" on January 17, 1995.

On October 31, 1994, we entered into an assumption reinsurance agreement with Sentry Life Insurance Company ("Sentry"). Under that agreement, Sentry assumed all of our existing insurance in-force and related assets and liabilities.

On November 1, 1994, we became a wholly-owned subsidiary of the Indianapolis Life Group of Companies, Inc. ("Indianapolis Life Group"), which is a majority-owned subsidiary of Indianapolis Life Insurance Company. Indianapolis Life Insurance Company is a mutual life insurance company chartered under Indiana law in 1905 with assets as of December 31, 1998 which approximated $1.78 billion.

At the end of 1997, American United Life Insurance Company ("AUL") and Indianapolis Life Insurance Company took preliminary steps toward an affiliation. At that time, AUL invested $8,910,000 in Indianapolis Life Group of Companies, Inc. ("IL Group") and on March 30, 1998 AUL invested an additional $18,090,000. On March 31, 1999, an Investment and Funding Agreement was executed between IL Group, AUL and Legacy Marketing Group ("LMG"). The Agreement provides for additional investments in IL Group, the purpose of which is to provide additional capital to IL Annuity. As a result of these investments and related transactions, as of March 31, 1999, Indianapolis Life Insurance Company retains ownership of 61.30% of the stock of IL Group, AUL owns 32.44% of the IL Group stock and LMG owns 6.26% of the IL Group stock. The Agreement to affiliate does contain provisions which would allow AUL to invest additional amounts in IL Group, and potentially to own up to 49.9% of the outstanding IL Group stock.

IL Annuity and Insurance Co.
Separate Account 1

We established IL Annuity and Insurance Co. Separate Account I (the "separate account") as a separate account under Massachusetts insurance law on November 1, 1994. The separate account will receive and invest net premium payments made under the Contracts. In addition, the separate account may receive and invest premium payments for any other variable annuity contracts that we issue in the future.

The assets in the separate account are our property. However, the portion of the assets in the separate account equal to the reserves and other contract liabilities of the separate account are not chargeable with the liabilities arising out of any other business that we conduct and that which is not specifically related to, or dependent on, the separate account. The assets of the separate account are available to cover our general liabilities only to the extent that the separate account's assets exceed its liabilities arising under the Contracts and any other contracts supported by the separate account. We have the right to transfer to the general account any assets of the separate account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are our general corporate obligations. Income, gains and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to our other income, gains or losses or those of any other separate account.

The separate account currently is divided into fourteen variable accounts that are available for investment but may, in the future, include additional variable accounts. Each variable account invests exclusively in shares of a single corresponding fund. The income, gains and losses, whether or not realized, from the assets allocated to each variable account are credited to or charged against that variable account without regard to income, gains or losses from any other variable account.

The separate account has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the separate account or the Company by the SEC. The separate account is also subject to the laws of the State of Massachusetts which regulate the operations of insurance companies domiciled in Massachusetts.

--------------------------------------------------------------------------------
the portfolios
--------------------------------------------------------------------------------

Each variable account of the separate account invests in shares of a designated portfolio of a series-type mutual fund. Each Fund currently available under the Contract is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

The assets of each portfolio are separate from the assets of other portfolios, and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate investment portfolio and the income or losses of one portfolio has no effect on the investment performance of any other portfolio.

Each of the Funds is managed by an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. Each investment manager is responsible for the selection of portfolio investments consistent with the portfolios's investment objectives and policies, and conducts securities trading for the portfolio.

In addition, the investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of other such portfolios. We make no assurance, and no representation, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager.

An investment in a variable account, or in any portfolio, including the Money Market Portfolio, is not insured or guaranteed by the U.S. Government and there can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value per share.

Investment Objectives of the Portfolios

The investment objective of each portfolio is summarized below. We give no assurance that any portfolio will achieve its stated objectives. You can find more detailed information, including a description of risks, fees and expenses of each portfolio in the prospectuses for the portfolios which accompany this prospectus.

Certain portfolios have similar investment objectives and/or policies. You should carefully read the prospectuses for the portfolios before you invest.

Portfolio                                                         Investment Objective
-------------------------   ------------------------------------------------------------------------------------------------
The Alger American          seeks long-term capital appreciation. The portfolio focuses on midsize companies with
MidCap Growth               promising growth potential. Under normal circumstances, the portfolio invests primarily in
Portfolio                   the equity securities of companies having a market capitalization within the range of companies in the S&P[RegTM] MidCap 400 Index.

The Alger American          seeks long-term capital appreciation. The portfolio focuses on small, fast-growing
Small Capitalization        companies that offer innovative products, services or technologies to a rapidly expanding
Portfolio                   marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell[RegTM] 2000 Growth or the S&P[RegTM]
                            SmallCap 600 Index.

Fidelity VIP                seeks reasonable income and will also consider the potential for capital appreciation. The
Equity-Income Portfolio     portfolio seeks a yield which exceeds the composite yield on the securities comprising the
                            S&P 500 by investing primarily in income-producing equity securities.

Fidelity VIP                seeks to achieve capital appreciation by investing in common stocks that the adviser
Growth Portfolio            believes have above-average growth potential.

Fidelity VIP                seeks to earn a high level of current income as is consistent with the preservation of
Money Market Portfolio      capital and liquidity by investing in high-quality, short-term money market securities of different types.

Fidelity VIP II             seeks to obtain a high total return with reduced risk over the long-term by allocating its
Asset Manager Portfolio     assets among stocks, bonds and short-term instruments.

Fidelity VIP II             seeks long-term capital appreciation by investing primarily in common stocks of
Contrafund Portfolio        companies whose value the adviser believes is not fully recognized by the public.

Fidelity VIP II             seeks to match the total return of the S&P 500. The adviser normally invests at least 80%
Index 500 Portfolio         of the portfolio's assets in equity securities of companies that compose the S&P 500.

Fidelity VIP II             seeks as high a level of current income as is consistent with the preservation of capital by
Investment Grade            investing in U.S. dollar-denominated investment grade bonds.
Bond Portfolio

OCC Accumulation            seeks growth of capital over time through investment in a portfolio consisting of common
Managed Portfolio           stocks, bonds and cash equivalents, the percentages of which will vary based on management's assessments of relative investment values.

OCC Accumulation            seeks capital appreciation through investment in a diversified portfolio of equity securities
Small Cap Portfolio         of companies with market capitalizations of under $1 billion.

T. Rowe Price               seeks a high level of income consistent with moderate fluctuation in principal value. The
Limited-Term Bond           portfolio will invest at least 65% of total assets in short- and intermediate-term, investment-
Portfolio                   grade debt securities.

T. Rowe Price               seeks long-term growth of capital through investments primarily in common stocks of
International Stock         established, non-U.S. companies.
Portfolio

Van Eck                     seeks long-term capital appreciation by investing globally, primarily in "Hard Asset
Worldwide Hard              Securities" of companies that are directly or indirectly engaged to a significant extent in
Assets Portfolio            the exploration, development, production or distribution of one or more of the following:
                            (i) precious metals, (ii) natural resources, (iii) real estate, and (iv) commodities.

Investment Advisers to the Funds

The Alger American Fund. Fred Alger Management, Inc. ("Alger Management") serves as investment adviser for the MidCap Growth and Small Capitalization Portfolios of The Alger American Fund. Fred Alger & Company, Incorporated, an affiliate of Alger Management, will serve as the portfolio's broker in effecting substantially all of the portfolio transactions on security exchanges.

Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II. The portfolios of the VIP Fund and the VIP Fund II are managed by Fidelity Management &

Research Company ("FMR"). On behalf of VIP Money Market Portfolio, FMR has entered in a sub-advisory agreement with Fidelity Investments Money Management, Inc. ("FIMM"), under which FIMM has primary responsibility for choosing investments for the funds. On behalf of VIPII Asset Manager Portfolio, FMR has entered into a sub-advisory agreement with FIMM, under which FIMM chooses certain types of investments for the portfolio. On behalf of VIPII Asset Manager Portfolio and VIPII Contrafund Portfolio, FMR has entered into sub-advisory agreements with Fidelity Investment Management and Research (U.K.) Inc. ("FMR (U.K.)") and Fidelity Management and Research (Far East) Inc. ("FMR Far East"), under which the sub-advisers provide investment research advice on issuers based outside the United States and may also provide investment advisory services to the funds.

OCC Accumulation Trust. The OCC Trust receives investment advice with respect to each of its portfolios from OpCap Advisors. OpCap Advisors is a subsidiary of Oppenheimer Capital which is an indirect wholly owned subsidiary of PIMCO Advisors L.P.

T. Rowe Price Fixed Income Series, Inc. T. Rowe Price Associates, Inc. is responsible for the selection and management of the portfolio investments of T. Rowe Price Limited-Term Bond Portfolio and receives a single, all-inclusive fee based on the portfolio's average daily net assets to cover investment management and operating expenses.

T. Rowe Price International Series, Inc. Rowe Price-Fleming International, Inc. ("Price-Fleming") is responsible for the selection and management of the portfolio's investments. Incorporated in 1979 as a joint venture between T. Rowe Price Associates, Inc. ("T. Rowe Price") and Robert Fleming Holdings Limited ("Fleming"), Price-Fleming receives a single, all-inclusive fee based on the portfolio's average daily net assets to cover investment management and operating expenses.

Van Eck Worldwide Insurance Trust. Van Eck Associates Corporation serves as investment adviser and manager to the Van Eck Worldwide Hard Assets Portfolio pursuant to an Advisory Agreement with the Van Eck Trust.

We have entered into agreements with the investment adviser of several of the Funds whereby each such investment adviser will pay us a servicing fee based on an annual percentage of the average aggregate net assets we invest on behalf of the separate account. These agreements reflect administrative services we provide to the Funds. Payments of such amounts by the Funds will not increase the fees the Funds or their shareholders pay.

Availability of the Funds

We cannot guarantee that each portfolio will always be available for investment through the Contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a fund that are held in the separate account or that the separate account may purchase. If the shares of a fund are no longer available for investment or if, in our judgment, further investment in any fund should become inappropriate, we may redeem the shares, if any, of that fund and substitute shares of another fund. We will not substitute any shares attributable to a Contract's interest in a variable account without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

We also reserve the right to establish additional variable accounts of the separate account, each of which would invest in shares of a new corresponding fund having a specified investment objective. We may, in our sole discretion, establish new variable accounts or eliminate or combine one or more variable accounts if marketing needs, tax considerations or investment conditions warrant. We may make any new variable accounts available to you on a basis that we determine. Subject to obtaining any approvals or consents required by applicable law, we may transfer the assets of one or more variable accounts to any other variable account if, in our sole discretion, marketing, tax, or investment conditions warrant. Additional information regarding termination of participation agreements, substitutions of investments and resolving conflicts among Funds may be found in the SAI.

In the event of any such substitution or change, we may change the Contract to reflect the sub-stitution or change. If we consider it to be in the Owner's and annuitant's best interest, and subject to any approvals that may be required under applicable law, the separate account may be:

o    operated as a management investment company under the 1940 Act;

o    deregistered under the 1940 Act if registration is no longer required;

o combined with other Company separate accounts; or transferred to another separate account of ours.

In addition, we may, when permitted by law, restrict or eliminate any voting rights under the Contracts.

We will continue to pay a Maturity Benefit on premium payments allocated to an Eligible Variable Account if:

o the portfolio underlying an Eligible Variable Account changes its investment objective;

o we determine that an investment in the portfolio underlying an Eligible Variable Account is no longer appropriate in light of the purposes of the separate account; or

o shares of a portfolio underlying an Eligible Variable Account are no longer available for investment and we are forced to redeem all shares of the portfolio held by the Eligible Variable Account.

--------------------------------------------------------------------------------
the pay-in period
--------------------------------------------------------------------------------

The pay-in period begins when your first premium payment is made and continues until you begin to receive annuity payments during the payout period. The pay-in period will also end if you fully withdraw all of your contract value before the payout period.

Purchasing a Contract

You may purchase a Contract with a premium payment of $1,000 or more. The maximum first premium payment is $250,000.

To purchase a Contract, you must make an application to us either through one of our licensed representatives who is also a registered representative of IL Securities, Inc., or of a broker-dealer having a selling agreement with IL Securities, Inc. Contracts may be sold to or in connection with retirement plans that do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the tax code. We will not issue you a Contract if you are older than age 85 on the date of issue.

Premium Payments

Premium payments must be at least $1,000. You may make premium payments at any time until the earliest of: (a) the Annuity Start Date; (b) the date you fully withdraw all contract value; or (c) the date you reach age 85 (age 70-1/2 for Qualified Contracts other than Roth IRAs).

In any one contract year, we will not accept premium payments that total more than two times your first premium payment. We will not accept total premium payments in excess of $250,000. However, we reserve the right to waive these limitations.

Under the Automatic Premium Payment Plan, you may select an annual, semi-annual, quarterly or monthly payment schedule under which we will automatically deduct premium payments from a bank or credit union account or other source. The minimum amount of such payment is $1,000 per month.

Cancellation -- The 10 Day Free-Look Period

You have the right to cancel the Contract for any reason within 10 days after you receive it (or within 20 days of receipt if the Contract is replacing another annuity contract or insurance policy). In some jurisdictions, this period may be longer than 10 days. To cancel the Contract, you must send a written request for cancellation and the returned Contract to the Service Center before the end of the free-look period.

The amount that we will refund to you will vary according to state requirements. In most states, we will refund to you an amount equal to the sum of:

o the difference between the premium payments you paid and the amounts you allocated to the variable accounts and the fixed account under the Contract; and

o the contract value as of the date we receive the Contract and the written request for cancellation at the Service Center.

You bear the investment risk for premium payments allocated to the variable accounts during the free-look period.

A few states require us to return premium payments upon cancellation. If state law requires that premium payments be returned, the amount of the refund will be the greater of:

o    the premium payments you paid under the Contract; and

o the contract value (without the deduction of a withdrawal charge) on the date we receive the Contract and the written request for cancellation at our Service Center, plus any premium taxes we deducted.

In those states where we must return premium payments, we will place the money you allocated to a variable account into the Money Market variable account for a 15-day period following the date on which we credit the initial premium payment to your Contract. At the end of that period, we will direct the amount in the Money Market variable account to the variable accounts you selected on your application based on the allocation percentages you specified.

Designating Your Investment Options

When you fill out your application, you will give us instructions on how to allocate your first net premium payment among the fourteen variable accounts and the fixed account. The amount you direct to a particular variable account and/or to the fixed account must equal at least 1% of the premium payment.

Once we receive your premium payment and your completed application at the Service Center, we will issue your Contract and direct your first net premium payment within two (2) business days to the variable accounts and/or the fixed account in accordance with your instructions, subject to the limitations set forth above under "Cancellation -- The 10-Day Free Look Period."

If you did not give us all the information we need, we will contact you. If we cannot complete the application within five (5) business days, we will either send back your money immediately or obtain your permission to keep your money until we receive all the necessary information. Once the application is complete, we will direct your first net premium payment to the variable accounts and/or the fixed account according to your instructions within two business days.

We will credit any additional premium payments you make to your Contract at the accumulation unit value computed at the end of the business day on which we receive the payments. Our business day closes when the New York Stock Exchange closes, usually at 4 p.m. Eastern Time. If we receive your premium payments after the close of our business day, we will calculate and credit them the next business day. We will direct your premium payment to the variable accounts and/or the fixed account according to your written instructions in effect at the time we receive it. However, you may direct individual premium payments to a specific variable account and/or to the fixed account without changing your instructions. You may change your instructions directing your investments at any time by sending us a written request or by telephone authorization. Changing your instructions will not change the way existing contract value is apportioned among the variable accounts or the fixed account.

The contract value you directed to a variable account will vary with the investment experience of that variable account. You bear the entire investment risk for amounts you allocate to the variable accounts. You should periodically review your premium payment allocation instructions in light of market conditions and your overall financial objectives.

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your contract value
--------------------------------------------------------------------------------

Separate Account Value

Your separate account value will reflect the investment experience of the selected variable accounts, any net premium payments paid, any surrenders or partial withdrawals, any transfers, and any charges assessed in connection with the Contract. There is no guaranteed minimum separate account value. A Contract's separate account value depends upon a number of variables, therefore it cannot be predetermined.

Calculating Separate Account Value

Your separate account value is determined at the end of each business day. The value will be the total of your Contract's value in each of the variable accounts.

Number of Accumulation Units

Any amounts you allocate or transfer to the variable accounts will be converted into variable account accumulation units. We determine the number of accumulation units to be credited to your Contract by dividing the dollar amount being allocated or transferred by the accumulation unit value for that variable account at the end of the business day during which the amount was allocated or transferred. The number of accumulation units in any variable account will be increased at the end of the business day by any net premium payments allocated to the variable account during the current business day and by any amounts transferred to the variable account from another variable account or from the fixed account during the current business day.

Any amounts transferred, surrendered or deducted from a variable account will be processed by canceling or liquidating accumulation units. The number of accumulation units to be canceled is determined by dividing the dollar amount being removed from a variable account by the accumulation unit value for that variable account at the end of the business day during which the amount was removed. The number of accumulation units in any variable account will be decreased at the end of the business day by:

o any amounts transferred (including any applicable transfer fee) from that variable account to another variable account or to the fixed account;

o    any amounts withdrawn or surrendered on that business day;

o any withdrawal charge or premium tax assessed upon a partial withdrawal or surrender; and

o    the quarterly contract fee, if assessed on that business day.

Accumulation Unit Value

The accumulation unit value for each variable account's first business day was set at $10. The accumulation unit value for a variable account is calculated for each subsequent business day by multiplying the accumulation unit value at the end of the immediately preceding business day by the Net Investment Factor for the business day for which the value is being determined.

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transfers between investment options
--------------------------------------------------------------------------------

General

Before the Annuity Start Date and subject to the restrictions described below, you may transfer all or part of the amount in a variable account or the fixed account to another variable account or the fixed account.

If you transfer money out of an Eligible Variable Account, you will reduce the amount of the Eligible Premium Payments on which the Maturity Benefit is based. (See "Maturity Benefit.") It is important that you read the section on "Maturity Benefit" before you make a transfer.

Transfers to the fixed account must be at least $1,000. Before the Annuity Start Date, you may transfer up to 20% of the fixed account value (as determined at the beginning of the contract year) from the fixed account to one or more of the variable accounts in any contract year. We measure a contract year from the anniversary of the day we issued your Contract. We do not charge a Transfer Fee for transfers from the fixed account to one or more variable accounts and such a transfer is not considered a transfer for purposes of assessing a transfer charge.

We will make transfers as of the valuation day on which we receive a written request for such transfer at our Service Center before 4:00 p.m. Eastern Time. Transfers received after 4:00 p.m. Eastern Time will be made as of the next Valuation Day. There currently is no limit on the total number of transfers that can be made prior to the Annuity Start Date among or between variable accounts or to the fixed account.

Telephone Transfers

We will make a transfer based upon instructions you give us over the telephone, provided we have on file a currently valid telephone transfer authorization that you have signed. If you have not completed such an authorization on your application, you must send a telephone transfer authorization form to our Service Center. Your authorization is valid until you revoke it in writing or until the Service Center receives a subsequently dated form that you have signed. You may use your telephone to authorize a transfer from one variable account or the fixed account to another variable account or the fixed account, to change the allocation instructions for future investments, to change Dollar-Cost Averaging, interest sweep and Automatic Account Balancing options and/or to request a partial withdrawal.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for such losses if we do not follow those reasonable procedures.

The procedures that we may follow for telephone transfers include:

o providing you with a written confirmation of all transfers made according to telephone instructions,

o requiring a form of personal identification prior to acting on instructions received by telephone, and

o    tape recording instructions received by telephone.

We reserve the right to modify, restrict, suspend or eliminate the transfer privileges (including the telephone transfer facility) at any time, for any class of Contracts, for any reason. In particular, we reserve the right not to honor transfers requested by a third party holding a power of attorney from you where that third party requests simultaneous transfers on your behalf of two or more Contracts.

Transfer Fee

We will impose a transfer fee of $25 for the thirteenth and each subsequent transfer request you make per contract year. See below.

Dollar-Cost Averaging

The Dollar-Cost Averaging program permits you to systematically transfer (on a monthly or quarterly basis) a set dollar amount from one or more variable accounts or the fixed account to any other variable accounts. The fixed dollar amount will purchase more accumulation units of a variable account when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases of units had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar-cost averaging method of investment reduces the risk of making purchases only when the price of accumulation units is high. It does not assure a profit or protect against a loss in declining markets.

You may elect to participate in the Dollar-Cost Averaging Program when you complete your application, or at any other time before the Annuity Start Date, by sending us a written request. To use the Dollar-Cost Averaging Program, you must transfer at least $100 to each variable account. Once you elect the program, it remains in effect for the life of the Contract until the value of the variable account from which transfers are being made is depleted, and/or the value of the fixed account is expended, or until you cancel the program by written request or by telephone request if we have your telephone authorization on file. There is no additional charge for dollar-cost averaging, and a transfer under this program is not considered a transfer for purposes of assessing a transfer change. We reserve the right to discontinue offering the Dollar-Cost Averaging program at any time and for any reason.

Dollar-Cost Averaging from an Eligible Variable Account will reduce the value of the Eligible Premium Payment on which the Maturity Benefit is based.

Interest Sweep

Before the Annuity Start Date, you may elect to have any interest credited to the fixed account automatically transferred on a quarterly basis to one or more variable accounts. There is no charge for interest sweep transfers and an interest sweep transfer is not considered a transfer for purposes of assessing a transfer charge. Amounts transferred out of the fixed account due to an interest sweep transfer are counted toward the 20% of fixed account value that may be transferred out of the fixed account during any contract year.

Automatic Account Balancing Service

Once your money has been allocated among the variable accounts, the performance of each variable account may cause your allocation to shift. You may instruct us to automatically rebalance your variable account values (on a monthly or quarterly basis) to return to the percentages specified in your allocation instructions. You may elect to participate in the Automatic Account Balancing when you complete your application or at any other time before the Annuity Start Date by sending us a written request. Your percentage allocations must be in whole percentages and be at least 1% per allocation. You may start and stop Automatic Account Balancing at any time by sending us a written request or by telephone request, if we have your telephone authorization on file. There is no additional charge for using Automatic Account Balancing, and an account balancing transfer is not considered a transfer for purposes of assessing a transfer charge. We reserve the right to discontinue offering the Automatic Account Balancing at any time and for any reason.

Automatic Account Balancing from an Eligible Variable Account will reduce the value of the Eligible Premium Payment on which the Maturity Benefit is based.

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access to your money
--------------------------------------------------------------------------------

Full Withdrawals

At any time before the Annuity Start Date, you may withdraw fully from the Contract for its surrender value.

The surrender value is equal to:

o    the contract value; minus

o    any applicable withdrawal charges; minus

o    any premium taxes not previously deducted; and minus

o    the contract fee unless waived.

For Qualified Contracts, any outstanding loan balance is also deducted.

The surrender value will be determined as of the business day on which we receive your written request for a full withdrawal, plus your Contract, at our Service Center. The surrender value will be paid in a lump sum unless you request payment under a payout plan. A full withdrawal may have adverse federal income tax consequences, including a penalty tax.

Partial Withdrawals

At any time before the Annuity Start Date, you may send a written request to us to withdraw part of your contract value. You must withdraw at least $250.

We will withdraw the amount you request from the contract value as of the business day on which we receive your written request for the partial withdrawal. We will then reduce the amount remaining in the Contract by any applicable withdrawal charge. Your contract value after a partial withdrawal must be at least $1,000. If your contract value after a partial withdrawal is less than $1,000, we reserve the right to pay you the surrender value in a lump sum.

You may specify the amount of the partial withdrawal to be made from the variable accounts or the fixed account. If you do not so specify, or if the amount in the designated variable accounts or fixed account is inadequate to comply with the request, the partial withdrawal will be made on a pro rata basis from the fixed account and variable accounts in which contract value is invested based on the proportion that the variable account values and the fixed account value bear to the contract value prior to the partial withdrawal.

If you withdraw contract value from an Eligible Variable Account, the withdrawal will reduce the amount of the Eligible Premium Payments on which the Maturity Benefit is based. It is important that you read the section on "Maturity Benefit" before you make a withdrawal.

For purposes of calculating the Maturity Benefit, withdrawals from the variable accounts and the fixed account will be accounted for on a last-in, first-out ("LIFO") basis. For purposes of calculating the withdrawal charge, all withdrawals will be deemed to be first from premium payments, then from earnings. (See "Withdrawal Charge.")

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

Systematic Withdrawal Program

The Systematic Withdrawal Program provides an automatic monthly or quarterly payment to you, the owner, from the amounts you have accumulated in the variable accounts and/or the fixed account. The minimum amount you may withdraw is $100. The maximum amount that may be transferred and withdrawn out of the fixed account in any contract year under all circumstances (Dollar-Cost Averaging, systematic withdrawals and partial withdrawals) is 20% of the fixed account value as determined at the beginning of the contract year. To use the program, you must maintain a $1,000 balance in your Contract. You may elect to participate in the Systematic Withdrawal Program at any time before the Annuity Start Date by sending a written request to our Service Center. Once you elect the program, it remains in effect unless the balance in your Contract drops below $1,000. You may cancel the program at any time by sending us a written request or by calling us by telephone if we have your telephone authorization on file.

We will assess a withdrawal charge on these withdrawals, unless the amount you withdraw under the Systematic Withdrawal Program qualifies as a free withdrawal amount or unless withdrawal charges no longer apply to the amounts withdrawn. Withdrawals under the Systematic Withdrawal Program are permitted a free withdrawal amount during the first contract year. We do not deduct any other charges for this program.

All systematic withdrawals will be paid to you on the same day each month, provided that day is a business day. If it is not, then payment will be made on the next business day. Systematic withdrawals may be taxable, subject to withholding, and subject to a 10% penalty tax. We reserve the right to discontinue offering the Systematic Withdrawal Program at any time and for any reason.

Systematic withdrawals from an Eligible Variable Account will reduce the value of the Eligible Premium Payment on which the Maturity Benefit is based.

Full and Partial Withdrawal Restrictions

Your right to make full and partial withdrawals is subject to any restrictions imposed by applicable law or employee benefit plan.

Restrictions on Distributions from Certain Types of Contracts

There are certain restrictions on surrenders of and partial withdrawals from Contracts used as funding vehicles for Internal Revenue Code section 403(b) retirement programs. Section 403(b)(11) of the Internal Revenue Code restricts the distribution under section 403(b) annuity contracts of elective contributions made in years beginning after December 31, 1988; earnings on those contributions; and earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distributions of those amounts may only occur upon the death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

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contract loans
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If your Contract was issued in connection with retirement programs meeting the requirements of section 403(b) of the Internal Revenue Code other than those programs subject to Title I of the Employee Retirement Income Security Act of 1984, you may borrow from us using your Contract as collateral. Loans such as these are subject to the provisions of any applicable retirement program and to the Internal Revenue Code. You should consult your tax and retirement plan advisers prior to taking a contract loan.

At any time prior to the year you reach age 70-1/2, you may borrow the lesser of:

o    the maximum loan amount permitted under the Internal Revenue Code; and

o 90% of the surrender value of your Contract less any existing loan amount, determined as of the date of the loan.

Loans that exceed the maximum amount permitted under the Internal Revenue Code will be treated as a taxable distribution rather than a loan. The minimum loan amount is $1,000. We will only make contract loans after approving a written application by you. The written consent of all assignees and irrevocable beneficiaries must be obtained before a loan will be given.

When a loan is made, we transfer an amount equal to the amount borrowed from separate account value or fixed account value to the loan account. The loan account is part of our general account and contract value in the loan account does not participate in the investment experience of any variable account or fixed account. You must indicate in the loan application from which variable accounts or fixed account, and in what amounts, contract value is to be transferred to the loan account. In the absence of any such instructions from you, the transfer(s) are made pro-rata on a last- in, first out ("LIFO") basis from all variable accounts having separate account value and from the fixed account. You may repay the loans at any time before the Annuity Start Date. Upon the repayment of any portion of a loan, we will transfer an amount equal to the repayment from the loan account to the variable account(s) or fixed account designated by you or according to your current premium payment allocation instructions.

We charge interest on contract loans at an effective annual rate of 6.0%. We pay interest on the contract value in the loan account at rates we determine from time to time but never less than an effective annual rate of 3.0%. Consequently, the net cost of a loan is the difference between 6.0% and the rate being paid from time to time on the contract value in the loan account. We may declare from time to time higher current interest rates. Different current interest rates may be applied to the loan account than the rest of the fixed account. If not repaid, loans will automatically reduce the amount of any death benefit, the amount payable upon a partial or full withdrawal of contract value and the amount applied on the Annuity Start Date to provide annuity payments.

If at any time, the loan amount of a Contract exceeds the surrender value, the Contract will be in default. In this event, we will send a written request of default to you stating the amount of loan repayment needed to reinstate the Contract. You will have 60 days, from the day the notice is mailed, to pay the stated amount. If we do not receive the required loan repayment within 60 days, we will terminate the Contract without value. In addition, in order to comply with the requirements of the Internal Revenue Code, loans must be repaid in substantially equal installments, at least quarterly, over a period of no longer than five years. This can be longer for certain home loans. If these requirements are not satisfied, or if the Contract terminates while a loan is outstanding, the loan balance will be treated as a taxable distribution and may be subject to penalty tax, and the treatment of the Contract under section 403(b) may be adversely affected.

Any loan amount outstanding upon the death of you or your annuitant is deducted from any death benefit paid. In addition, a contract loan, whether or not repaid, will have a permanent effect on the contract value because the investment experience of the separate account and the interest rates applicable to the fixed account do not apply to the portion of contract value transferred to the loan account. The longer the loan remains outstanding, the greater this effect is likely to be.

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death benefits
--------------------------------------------------------------------------------

Death Benefit Before the Annuity Start Date

If the annuitant dies before the Annuity Start Date, the death benefit is an amount equal to the greater of:

o the sum of all premium payments made under the Contract, less partial withdrawals as of the date we receive due proof of the deceased's death and payment instructions; or

o contract value as of the date we receive due proof of the deceased's death and payment instructions.

In determining the death benefit, we will also subtract any applicable premium taxes not previously deducted. If the Contract is a Qualified Contract, any outstanding loan amount on the date the death benefit is paid will also be deducted.

Distribution Upon the Owner' s Death

If the Contract is owned by joint owners and one owner dies prior to the Annuity Start Date, the surviving owner becomes the sole owner. If the Contract is owned by one person and a contingent owner is named, the contingent owner will become the owner if the sole owner dies. If there is no surviving owner, your estate will become the owner. If you or the joint owner who is the annuitant dies before the Annuity Start Date, then the provisions relating to the death of an annuitant (described below) will govern.

The following options are available to sole surviving owners or new owners of Non-Qualified Contracts who are not the annuitant:

     (1) If the owner is the spouse of the deceased owner, he or she may continue the Contract as the new owner.

     (2)  If the owner is not the spouse of the deceased owner:

o he or she may elect to receive the contract value, less any premium taxes not yet deducted, in a single sum within 5 years of the deceased owner's death; or

o he or she may elect to receive the contract value paid out under one of the approved payout plan options, provided that distributions begin within one year of the deceased owner's death and the distribution period under the payout plan is for the life of, or for a period not exceeding the life expectancy of, the sole surviving or new owner.

If he or she does not elect one of the above options, we will pay the contract value five years from the date of the deceased owner's death.

Under any of these options, sole surviving owners or new owners may exercise all ownership rights and privileges from the date of the deceased owner's death until the date that the contract value is paid. Similar rules apply to Qualified Contracts. The above distribution requirements will apply only upon the death of the first joint owner.

Distribution Upon the Death of the Annuitant

If the annuitant (including an owner who is the annuitant) dies before the Annuity Start Date, we will pay the death benefit, described above in "Death Benefits Before the Annuity Start Date", in a lump sum to your named beneficiaries within five years after the date of the annuitant's death. If you have named two or more primary beneficiaries, they will share equally in the death benefit unless you have specified otherwise. If there are no living primary beneficiaries at the time of the annuitant's death, payments will be made to those contingent beneficiaries who are living when payment of the death benefit is due. If all the beneficiaries have predeceased the annuitant, we will pay the death benefit to you, if living, or the annuitant's estate. In lieu of a lump sum payment, the beneficiary may elect, within 60 days of the date we receive due proof of the annuitant's death, to apply the death benefit to a payout plan.

If you are also the annuitant and you die, the provisions described immediately above apply, except that the beneficiary may only apply the death benefit payment to a payout plan if:

o payments under the option begin within one (1) year of the annuitant's death; and

o payments under the option are payable over the beneficiary's life or over a period not greater than the beneficiary's life expectancy.

Death of Payee After the Annuity Start Date

If the payee dies after the Annuity Start Date, any joint payee becomes the sole payee. If there is no joint payee, the successor payee becomes the sole payee. If there is no successor payee, the remaining benefits are paid to the estate of the last surviving payee. The death of the payee after the Annuity Start Date will have the effect stated in the payout plan option pursuant to which annuity payments are being made. If any Owner dies on or after the Annuity Start Date, any payments that remain must be made at least as rapidly as under the payout plan in effect on the date of the Owner's death.

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the maturity benefit
--------------------------------------------------------------------------------

If the Contract is in the accumulation phase on the Maturity Benefit Date, we will calculate the Maturity Benefit for each Eligible Variable Account in which you have value. The Maturity Benefit will be credited to the contract value of an Eligible Variable Account only if the value of the Eligible Variable Account on the Maturity Benefit Date is less than:

o the sum of the Eligible Premium Payments for such Eligible Variable Account; minus

o a percentage of all prior withdrawals and transfers from the Eligible Variable Account.

Eligible Premium Payments are any premium payments that are allocated to a particular Eligible Variable Account at the time of payment, provided the payment was made at least ten (10) years prior to the Maturity Benefit Date.

We do not assess a charge for the Maturity Benefit.

The Maturity Benefit to be credited to each Eligible Variable Account on the Maturity Benefit Date is equal to:

o the sum of the Eligible Premium Payments for that particular Eligible Variable Account; minus

o a percentage of all prior withdrawals and transfers from that Eligible Variable Account; minus

o    the value of that Eligible Variable Account on the Maturity Benefit Date.

The Maturity Benefit Date is the later of the annuitant's age 70 or 10 years after the date of issue. If the Contract is owned by joint owners who are spouses at the time one joint owner dies, the Maturity Benefit Date will become the date the surviving spouse attains age 70. If the Contract is owned by joint owners who are not spouses and one of the joint owners dies before the Maturity Benefit Date, the Maturity Benefit is not available to the sole surviving owner. Currently, all variable accounts are Eligible Variable Accounts. The Van Eck Worldwide Hard Assets variable account became an Eligible Variable Account on March 5, 1998. Only new allocations made to the Van Eck Worldwide Hard Assets variable account on or after March 5, 1998 will be treated as Eligible Premium Payments for purposes of calculating the Maturity Benefit on the Maturity Benefit Date, provided the new allocations have been held in that variable account for ten (10) years.

The Maturity Benefit will not be credited to contract value if you choose an Annuity Start Date that is earlier than the Maturity Benefit Date.

A transfer or a partial withdrawal of premium payments out of an Eligible Variable Account will reduce the amount of Eligible Premium Payments held in the Eligible Variable Account in the same proportion as the transfer or withdrawal reduced the value of the Eligible Variable Account. Examples #3, #4 and #6 below illustrate how this feature of the Maturity Benefit works.

For purposes of calculating the value of an Eligible Variable Account, we deem all transfers and withdrawals to be first a withdrawal of premium payments, then of earnings. Transfers out of an Eligible Variable Account include transfers resulting from Dollar-Cost Averaging or Automatic Account Balancing. Withdrawals out of an Eligible Variable Account include withdrawals resulting from the systematic withdrawal payments.

The following examples illustrate how the Maturity Benefit works:

Example #1:

Suppose you buy a Contract with a single premium payment of $50,000 at age 55 and immediately allocate the $50,000 to an Eligible Variable Account. You do not withdraw or transfer any amounts from the Eligible Variable Account. As of the Maturity Benefit Date (which is fifteen years later when you are age 70), the $50,000 qualifies as an Eligible Premium Payment because it was made fifteen years prior to the Maturity Benefit Date and so it meets the requirement that payment be made ten years prior to the Maturity Benefit Date.

On the Maturity Benefit Date (age 70), we will calculate the Maturity Benefit for the Eligible Variable Account. We will total the value of all Eligible Premium Payments in the Eligible Variable Account -- in this case $50,000. If the value of the Eligible Variable Account on the Maturity Benefit Date is less than $50,000, IL Annuity will automatically credit the difference to contract value.

Example #2:

Assume the same facts as in Example #1, except that you specify an Annuity Start Date of age 65 and begin to receive payments under one of the payout options available under the Contract. At age 70 (the Maturity Benefit Date), we do not calculate the Maturity Benefit and do not credit a Maturity Benefit to contract value. By selecting an Annuity Start Date (age 65) that is earlier than the Maturity Benefit Date (age 70), you forfeited all eligibility for the Maturity Benefit.

Example #3:

Assume the same facts as in Example #1, except that you transfer $40,000 from the Eligible Variable Account at age 69. At that time, the total value of the Eligible Variable Account is $100,000. The transfer of $40,000 reduced the value of the Eligible Variable Account by 40% ($40,000/$100,000 = .40). No additional transfers or withdrawals are made prior to the Maturity Benefit Date. On the Maturity Benefit Date, the sum of the Eligible Premium Payments is $50,000 and is reduced by 40% to take into account the transfer at age 69 ($50,000 x .40 = $20,000), leaving $30,000 ($50,000 - $20,000 = $30,000). If on the Maturity
Benefit Date the value of the Eligible Variable Account is less than $30,000, we will automatically credit the difference to contract value.

Example #4:

Assume the same facts as in Example #1, except that at age 65 you deposit (or transfer) an additional $50,000 premium payment into the Eligible Variable Account. At age 69, when the value of the Eligible Variable Account is $150,000, you withdraw $40,000. The withdrawal reduced the value of the Eligible Variable Account by 26.667% ($40,000/$150,000 = .26667). No additional transfers or withdrawals are made before the Maturity Benefit Date. On the Maturity Benefit Date, the sum of Eligible Premium Payments is $50,000. (The second premium payment of $50,000 does not qualify as an Eligible Premium Payment because it was made only five years prior to the Maturity Benefit Date and does not meet the requirement that payment be made ten years prior to the Maturity Benefit Date.) This sum is then reduced by 26.667% to take into account the transfer at age 69 ($50,000 x .26667 = $13,333.33), leaving $36,666.67 ($50,000 - $13,333.33
= $36,666.67). If on the Maturity Benefit Date the value of the Eligible Variable Account is less than $36,666.67, we will automatically credit the difference to your contract value.

Example #5:

Assume you deposit premium payments of $5,000 per year into the same Eligible Variable Account beginning at age 55 until the Maturity Benefit Date. By age 70, you had paid $75,000 in premium payments and had taken no withdrawals or transfers. The sum of the Eligible Premium Payments on the Maturity Benefit Date (age 70) is $25,000 because only the five premium payments made prior to age 60 ($5,000 x 5 = $25,000) meet the requirement that payment be made ten years prior to the Maturity Benefit Date. If on the Maturity Benefit Date the value of the Eligible Variable Account is less than $25,000, we will automatically credit the difference to contract value.

Example #6:

Assume the same facts as in Example #5, except that you transfer $10,000 out of the Eligible Variable Account at age 68 when the value of the Eligible Variable Account is $100,000. The transfer reduced the value of the Eligible Variable Account by 10% ($10,000/$100,000 = .10). The next year, you withdraw $9,000 when the value of the Eligible Variable Account is $90,000. The withdrawal reduced the value of the Eligible Variable Account by 10% ($9,000/$90,000 = .10). No additional transfers or withdrawals are made prior to the Maturity Benefit Date. On the Maturity Benefit Date the sum of the Eligible Premium Payments ($25,000) is reduced by 20% to take into account both the 10% transfer at age 68 and the 10% withdrawal at age 69 ($25,000 x .20 = $5,000), leaving $20,000 ($25,000 -
$5,000 = $20,000). If on the Maturity Benefit Date the value of the Eligible Variable Account is less than $20,000, we will automatically credit the difference to contract value.

Example #7:

Spousal joint owners: If the Contract is owned by joint owners who are spouses at the time one of the joint owners dies, the surviving spouse may continue the Contract. The Maturity Benefit Date will become the date the surviving spouse attains age 70. On that date, we will calculate the Maturity Benefit for each Eligible Variable Account with value.

Example #8:

If the Contract is owned by joint owners who are not spouses and one of the joint owners dies, the Maturity Benefit is not available to the sole surviving owner.

We will continue to pay a Maturity Benefit on premium payments allocated to an Eligible Variable Account if:

o the portfolio underlying an Eligible Variable Account changes its investment objective;

o we determine that an investment in the portfolio underlying an Eligible Variable Account is no longer appropriate in light of the purposes of the separate account; or

o shares of a portfolio underlying an Eligible Variable Account are no longer available for investment by the separate account and we are forced to redeem all shares of the portfolio held by the Eligible Variable Account.

--------------------------------------------------------------------------------
fees and charges
--------------------------------------------------------------------------------

Withdrawal Charge (Contingent Deferred Sales Charge)

No charge for sales expenses is deducted from premium payments at the time premium payments are paid. However, within certain time limits described below, a withdrawal charge (contingent deferred sales charge) is deducted from the contract value if a full or partial withdrawal is made before the Annuity Start Date. Also, a withdrawal charge is deducted from amounts applied to certain payout plan options.

In the event withdrawal charges are not sufficient to cover sales expenses, we bear the loss. Conversely, if the amount of such charges proves more than enough to cover such expenses, we will retain the excess. We do not currently believe that the withdrawal charges imposed will cover the expected costs of distributing the Contracts. Any shortfall will be made up from our general assets which may include amounts derived from the mortality and expense risk charge.

Charge for Partial or Full Withdrawal

Prior to the Annuity Start Date, you will be charged for any partial or full withdrawal of premium payments during the first nine contract years. The withdrawal charge is assessed as a percentage of the amount withdrawn based on the number of years between the request for withdrawal and the date of issue and is based on the rates in the table below. The withdrawal charge is separately calculated for each withdrawal of contract value within the first nine years from the Contract's date of issue. Amounts subject to the withdrawal charge will be deemed to be first from premium payments, then from earnings. No withdrawal charge applies to contract value in excess of aggregate premium payments.

                    Charge as
                    Percentage
    Number of       of Premium
 Contract Years      Payments
----------------   -----------
       0-6              7.0%
        7               6.0%
        8               4.0%
        9               2.0%
       10                 0%

Any applicable withdrawal charge is deducted pro-rata from the remaining value in the variable accounts or fixed account from which the withdrawal is being made. If the remaining separate account value or fixed account value is insufficient, the withdrawal charge is deducted pro-rata from all variable accounts and the fixed account in which the Contract is invested.

Free Withdrawal Amount

In each contract year after the first contract year, you may withdraw up to 10% of contract value, as determined at the beginning of the contract year, without a withdrawal charge. This amount is called the free withdrawal amount. Any amounts withdrawn in excess of this 10% after the first and through the ninth full contract year will be assessed a withdrawal charge. This right is not cumulative from contract year to contract year. Such withdrawals may be subject to the 10% federal penalty tax if you make them before age 59 1/2. They may also be subject to federal income tax. Withdrawals under the Systematic Withdrawal Program are permitted to take a free withdrawal amount during the first contract year.

Waiver of Withdrawal Charge

If state law permits, we will waive the withdrawal charge if the annuitant or the annuitant's spouse is confined for a specified period to a hospital or a long term care facility. If the annuitant becomes terminally ill before the Annuity Start Date and if permitted by state law, we will waive the withdrawal charge on any full withdrawal or any partial withdrawal, provided the partial withdrawal is at least $500 and a $5,000 balance remains in the accounts after the withdrawal. We must receive your written request to waive the charge before the Annuity Start Date. These waivers are described in more detail in the Contract.

Under the terms of the Post-Secondary Education Rider, if you, your spouse, your child or the annuitant is enrolled in a college, university, vocational, technical, trade or business school, we will waive the withdrawal charge on one withdrawal of up to 20% of contract value in each contract year before the Annuity Start Date while the annuitant is alive, so long as this waiver is permitted by state law. The maximum withdrawal permitted under the Post-Secondary Education Rider, when combined with the free withdrawal amount, is 20% of contract value per contract year. Before the withdrawal, we must receive at our home office written proof of enrollment to our satisfaction within one (1) year of the date of enrollment.

Employee and Agent Purchases

If state law permits, we will waive the withdrawal charge on any full or partial withdrawals from Contracts sold to agents or employees of Indianapolis Life Insurance Company (or its affiliates and subsidiaries).

Contract Fee

At the end of each Contract quarter (or on the date of full withdrawal of contract value) before the Annuity Start Date, we will deduct from the contract value a quarterly contract fee of $7.50 as reimbursement for our administrative expenses relating to the Contract. The fee will be deducted from each variable account and the fixed account based on the proportion that the value in each such variable account and the fixed account bears to the total contract value.

We will not charge the contract fee after an annuity payout plan has begun. Deduction of the contract fee is currently waived for all Qualified Contracts. We also currently waive deduction of the contract fee for Non-Qualified Contracts whose cumulative premium payments on the date the contract fee is assessed are equal to or greater than $100,000. We reserve the right to modify this waiver upon 30 days written notice to you.

Asset-Based Administration Charge

We deduct a daily administrative charge as compensation for certain expenses we incur in the administration of the Contract. We deduct the charge from your assets of the separate account at an annual rate of 0.15%. We will continue to assess this charge after annuitization if annuity payments are made on a variable basis. There is no necessary relationship between the amount of this administrative charge and the amount of expenses that may be attributable to a particular Contract. We do not expect to make a profit from this charge.

Mortality and Expense Risk Charge

As compensation for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge from your assets of the separate account. The charge is at a daily rate of 0.003404%. On an annual basis this rate is 1.25%. We continue to assess this charge if annuity payments are made on a variable basis either before or after the Annuity Start Date.

The mortality risk we assume is that annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each annuitant is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that we assume also includes a guarantee to pay a death benefit if the annuitant dies before the Annuity Start Date. The expense risk that we assume is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses. We may use any profits from this charge to pay the costs of distributing the Contracts.

Transfer Fee

A transfer fee of $25 will be imposed for the 13th and each subsequent transfer during a contract year. Each written request would be considered to be one transfer, regardless of the number of variable accounts affected by the transfer. We deduct the transfer fee from the variable account from which the transfer is made. If a transfer is made from more than one variable account at the same time, the transfer fee would be deducted pro-rata from the remaining separate account value in such variable account(s). We may waive the transfer fee.

Portfolio Fees and Charges

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. These charges range from 0.30% to 1.16%. See the Fee Table in this Prospectus and the prospectuses for the portfolios.

Premium Taxes

Various states and other governmental entities charge a premium tax on annuity contracts issued by insurance companies. Premium tax rates currently range up to 3.5%, depending on the state. We are responsible for paying these taxes. If necessary, we will deduct the cost of such taxes from the value of your Contract either:

o    from premium payments as we receive them,

o    from contract value upon partial or full withdrawal,

o    when annuity payments begin, or

o    upon payment of a death benefit.

We may deduct premium taxes at the time we pay such taxes.

Other Taxes

Currently, no charge is made against the separate account for any federal, state or local taxes (other than premium taxes) that we incur or that may be attributable to the separate account or the Contracts. We may, however, deduct such a charge in the future, if necessary.

--------------------------------------------------------------------------------
the payout period
--------------------------------------------------------------------------------

When the payout period begins, you will receive a steady stream of annuity payments from the money you have accumulated under your Contract. The payout period begins on the Annuity Start Date. You may choose to receive your annuity payments on a fixed or variable basis, or a combination of both. If you choose to have your payout option on a variable basis, you may keep the same variable accounts to which your premium payments were allocated during the pay-in period, or transfer to different variable accounts.

The Annuity Start Date

If you own a Non-Qualified Contract, you may select the Annuity Start Date on which you will begin to receive annuity payments, no later than the contract anniversary following the annuitant's 85th birthday. If you do not specify a date, the Annuity Start Date is the later of the annuitant's age 70 or 10 years after the date of issue. For Qualified Contracts purchased in connection with qualified plans under tax code sections 401(a), 401(k), 403(b) and 457, the tax code requires that the Annuity Start Date must be no later than April 1 of the calendar year following the later of the year in which you (a) reach age 70-1/2 or (b) retire and the payment must be made in a specified form or manner. If you are a "5 percent owner" (as defined in the Code), or in the case of an IRA that satisfies tax code section 408, the Annuity Start Date must be no later than the date described in (a). Roth IRAs under 408A of the tax code do not require distributions at any time prior to your death.

If you select an Annuity Start Date that is earlier than the Maturity Benefit Date (i.e., 10 years after the date of issue), you will lose your eligibility for the Maturity Benefit.

We will start annuity payments to the annuitant on the Annuity Start Date shown in your Contract, unless you change the date. You may change your Annuity Start Date if: (1) we receive your written request at the Service Center at least 31 days before the current Annuity Start Date, and (2) the Annuity Start Date you request is a contract anniversary or it is the date on which you fully withdraw the surrender value.

Annuity Payout Options

The payout option you select will affect the dollar amount of each annuity payment you receive. You may elect, revoke, or change your annuity payout plan at any time before the Annuity Start Date while the annuitant is living by sending us a written request signed by you and/or your beneficiary, as appropriate. You may choose one of the payout plans described below or any other plan being offered by us as of the Annuity Start Date. The payout plans we currently offer provide either variable annuity payments or fixed annuity payments or a combination of both.

If you do not select an annuity payout plan by the Annuity Start Date, we will apply the adjusted contract value under Option 3, One Life Income with payments guaranteed for 10 years, as described below. The adjusted contract value will be allocated to a fixed and variable payout in the same proportion that your interest in the fixed and variable accounts bears to the total contract value on the Annuity Start Date.

Anytime before the Annuity Start Date, you may have the entire surrender value paid to you as an annuity under one of the payout plans. A beneficiary may have the death benefit paid as an annuity under one of the payout plans.

We reserve the right to pay you the adjusted contract value in a lump sum and not as an annuity if your adjusted contract value after the Annuity Start Date would be less than $2,500, or the amount of annuity payments would be less than $25.

Determining the Amount of Your Annuity Payment

On the Annuity Start Date, we will use the adjusted contract value to calculate your annuity payments under the payout plan you select, unless you choose to receive the surrender value in a lump sum. In certain states, we must use the surrender value of your Contract to calculate your annuity payments under the payout plan you choose, rather than the adjusted contract value.

The adjusted contract value is:

o    the contract value on the Annuity Start Date; minus

o    the quarterly contract fee; minus

o    any applicable premium taxes not yet deducted; and

o for an installment income annuity payout plan with a payout period of less than 10 years, minus any applicable withdrawal charge.

For Qualified Contracts, the amount of any outstanding loan is also deducted; distributions must satisfy certain requirements specified in the tax code.

We do not assess a withdrawal charge if you choose an annuity payout plan with a life contingency or an installment payout plan with a period certain of at least 10 years.

Fixed Annuity Payments

Fixed annuity payments are periodic payments that we make to the annuitant. The amount of the fixed annuity payment is fixed and guaranteed by us.

The amount of each payment depends on:

o    the form and duration of the payout plan you choose;

o    the age of the annuitant;

o    the sex of the annuitant (if applicable);

o    the amount of your adjusted contract value; and

o    the applicable annuity purchase rates in the Contract.

The annuity purchase rates in the Contract are based on a minimum guaranteed interest rate of 3.0%. We may, in our sole discretion, make annuity payments in an amount based on a higher interest rate.

Variable Annuity Payments

Variable annuity payout plans provide the annuitant with periodic payments that increase or decrease with the annuity unit values of the variable accounts in which you are invested. Your contract contains annuity tables which demonstrate how the initial annuity payment rate is derived. This rate is different for each payout plan, and varies by age and sex of the annuitant.

The Contract permits you to choose an assumed interest rate of 3.0%, 4.0% or 5.0% annually. If the net investment performance of the variable accounts you invest in is greater than this assumed interest rate, your payments will increase. If the performance falls below this assumed interest rate, your payments will decline. Therefore, if you choose a 5.0% assumed interest rate, you assume more risk that your annuity payment may decline than if you choose a 3.0% assumed interest rate. The selected portfolio's performance must grow at a rate at least equal to the assumed interest rate (plus the mortality and expense risk charge and the administrative expense charge) in order to avoid a decrease in variable annuity payments. This means that each month a portfolio's annualized investment return must be at least 4.4%, 5.4% or 6.5% in order for payments with a 3.0%, 4.0% or 5.0% assumed interest rate to remain level. For further details on variable annuity payments, see the SAI.

Annuity Unit Value

On the Annuity Start Date, we will use your adjusted contract value to purchase annuity units at that day's annuity unit value for each variable account in which you have value. The number of annuity units we credit will remain fixed unless you transfer units among variable accounts. The value of each annuity unit will vary each business day to reflect the investment experience of the underlying portfolio, reduced by the mortality and expense risk charge and the administrative expense charge, and adjusted by an interest factor to neutralize the assumed interest rate.

Description of Annuity Payout Options

Option 1 -- Installment Income For a Fixed Period. Under this option, we will make equal monthly annuity payments for a fixed number of years between 1 and 30 years. The amount of the payment is not guaranteed if a variable payout plan is selected. If a fixed payout plan is selected, the payments for each $1,000 of contract value will not be less than those shown in the Fixed Period Table in section 13 of the Contract. In the event of the payee's death, a successor payee may receive the remaining payments or may elect to receive the present value of the remaining payments in a lump sum. If there is no successor payee, the present value of the remaining payments will be paid to the estate of the last surviving payee.

Option 2 -- Installment Income In a Fixed Amount. Under this option, we will make equal monthly payments of $5.00 or more for each $1,000 of contract value used to purchase the option until the full amount is paid out. In the event of the payee's death, a successor payee may receive the payments or may elect to receive the present value of the remaining payments in a lump sum. If there is no successor payee, the present value of the remaining payments will be paid to the estate of the last surviving payee.

Option 3 -- One Life Income. Under this option, we will make an annuity payment each month so long as the payee is alive,* or for a guaranteed 10 or 20 year period. If when the payee dies, we have made annuity payments for less than the selected guaranteed period, we will continue to make annuity payments to the successor payee for the rest of the guaranteed period. The amount of each payment is not guaranteed if a variable payout plan is selected. If a fixed payout plan is selected, the payment for each $1,000 of contract value used to purchase the option will not be less than that shown in the One Life Table in section 12 of the Contract. Payments guaranteed for 10 or 20 years certain may be commuted. Payments guaranteed only for the life of the payee may not be commuted.

Option 4 -- Joint and Survivor Life Income. Under this option, we will make annuity payments each month so long as two payees are alive, or if one payee dies to the surviving payee.* If one payee dies before the due date of the first payment, the surviving payee will receive payments under Option 3 -- One Life Income with payments guaranteed for 10 years. The payments may not be commuted.

* It is possible under this option to receive only one annuity payment if the payee dies (or payees die) before the due date of the second payment or to receive only two annuity payments if the payee dies (or payees die) before the due date of the third payment, and so on.

The amount of each payment will be determined from the tables in the Contract that apply to the particular option using the annuitant's age (and if applicable, sex). Age will be determined from the last birthday at the due date of the first payment.

--------------------------------------------------------------------------------
the fixed account
--------------------------------------------------------------------------------

You may allocate some or all of your net premium payments and transfer some or all of your contract value to the fixed account. The fixed account offers a guarantee of principal, after deductions for fees and expenses. We also guarantee that you will earn interest at a rate of a least 3% per year on amounts in the fixed account. The fixed account is part of our general account. Our general account supports our insurance and annuity obligations. Because the fixed account is part of the general account, we assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations. The fixed account may not be available in all states.

The fixed account is not registered with the SEC under the Securities Act of 1933. Neither the fixed account nor our general account have been registered as an investment company under the 1940 Act. Therefore, neither our general account, the fixed account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the fixed account which are included in this prospectus are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Fixed Account Value

The fixed account value is equal to:

o    net premium payments allocated to the fixed account; plus

o    amounts transferred to the fixed account; plus

o    interest credited to the fixed account; minus

o    any partial withdrawals or transfers from the fixed account; and minus

o any withdrawal charges, contract fees or premium taxes deducted from the fixed account.

We intend to credit the fixed account with interest at current rates in excess of the minimum guaranteed rate of 3%, but we are not obligated to do so. We have no specific formula for determining current interest rates.

The fixed account value will not share in the investment performance of the company's general account. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations you make to the fixed account will be credited with different current interest rates.

The interest rate we credit to the money you place in the fixed account will apply to the end of the calendar year in which we receive such amount. At the end of the calendar year, we will determine a new current interest rate on such amount and accrued interest thereon (which may be a different current interest rate from the current interest rate on new allocations to the fixed account on that date). We will guarantee the rate of interest we declare on such amount and accrued interest for the following calendar year. We will determine, in our sole discretion, any interest to be credited on amounts in the fixed account in excess of the minimum guaranteed effective rate of 3% per year. You therefore assume the risk that interest credited to amounts in the fixed account may not exceed the minimum 3% guaranteed rate.

For purposes of making withdrawals, transfers or deductions of fees and charges from the fixed account, we will consider such withdrawals to have come from the last money into the contract, that is, on a last-in, first-out ("LIFO") basis.

We reserve the right to change the method of crediting interest from time to time, provided that such changes do not reduce the guaranteed rate of interest below 3% per year or shorten the period for which the interest rate applies to less than one calendar year (except for the year in which such amount is received or transferred).

Fixed Account Transfers

General

Transfers to the fixed account must be at least $1,000. A transfer charge of $25 may be imposed for the thirteenth and each subsequent request you make to transfer contract value from one or more variable accounts to the fixed account (or to one or more variable accounts) during a single contract year before the Annuity Start Date.

Before the Annuity Start Date, you may transfer up to 20% of the fixed account value (as determined at the beginning of the contract year) from the fixed account to one or more of the variable accounts in any contract year. No fee is charged for transfers from the fixed account to one or more variable accounts and such a transfer is not considered a transfer for purposes of assessing a transfer charge.

Dollar-Cost Averaging

You may elect to participate in the Dollar-Cost Averaging Program at the time of your application, or at any time thereafter before the Annuity Start Date by sending us a written request. The Dollar-Cost Averaging Program permits you to systematically transfer (on a monthly or quarterly basis) a set dollar amount from the fixed account or one or more variable accounts to any other variable accounts. The minimum amount that may be transferred under the Dollar-Cost Averaging Program is $100 to each variable account. The maximum amount that may be transferred and withdrawn out of the fixed account in any contract year under all circumstances (Dollar-Cost Averaging, systematic withdrawals and partial withdrawals) is 20% of the fixed account value as determined at the beginning of the contract year. Once elected, Dollar-Cost Averaging from the fixed account remains in effect for the life of the Contract until the value of the fixed account is depleted or until you cancel your participation by written request or by telephone if we have your telephone authorization on file. There is no additional charge for Dollar-Cost Averaging, and a transfer under this program is not considered a transfer for purposes of assessing a transfer change. We reserve the right to discontinue offering the Dollar-Cost Averaging program at any time and for any reason.

Payment Deferral

We have the right to defer payment of any full or partial withdrawal or transfer from the fixed account for up to six months from the date we receive your written request for such a withdrawal or transfer at our Service Center. If we do not give you a payment within 30 days after we receive all necessary documentation, or such shorter period required by a particular state, we will credit interest at 3%, or such higher rate as is required for a particular state, to the amount to be paid from the date we received the documentation.

--------------------------------------------------------------------------------
investment performance of the variable accounts
--------------------------------------------------------------------------------

From time to time, we may advertise or include in sales literature yields, effective yields and total returns for the variable accounts. These figures are based on historical earnings and do not indicate or project future performance. We also may, from time to time, advertise or include in sales literature variable account performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance, as well as comparisons with unmanaged market indices, appears in the SAI.

Performance data for the variable accounts is based on the investment performance of the corresponding portfolio of a Fund and reflects its expenses. (See the accompanying prospectuses for the portfolios.)

The "yield" of the Money Market variable account refers to the annualized income generated by an investment in the variable account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the variable account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a variable account (other than the Money Market variable account) refers to the annualized income generated by an investment in the variable account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Yield quotations do not reflect the withdrawal charge.

The "total return" of a variable account refers to return quotations assuming an investment under a Contract has been held in the variable account for various periods of time. When a variable account has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average annual percentage change in the value of an investment in the variable account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the variable account (including any withdrawal charge that would apply if you terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

In addition to the standard version described above, total return performance information computed on different non-standard bases may be used in advertisements or sales literature. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include the withdrawal charge. In addition, we may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by the variable accounts.

We may disclose yield and total returns for the portfolios, including such disclosures for periods prior to the date the variable account commenced operations. Sales literature or advertisements may quote adjusted yields and total returns for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic portfolio performance may include data that precedes the inception dates of the variable accounts. This data is designed to show the performance that could have resulted if the Contract had been in existence during that time.

Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

In advertising and sales literature (including illustrations), the performance of each variable account may be compared with the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to the variable account. Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technology ("CDA"), Variable Annuity Research Data Service ("VARDS") and Morningstar, Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, CDA, VARDS and Morningstar rank or illustrate such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

Advertising and sales literature may also compare the performance of each variable account to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

We may also report other information including the effect of systematic withdrawals, systematic investments and tax-deferred compounding on a variable account's investment returns, or returns in general. This information may be illustrated by tables, graphs, or charts. All income and capital gains derived from variable account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the variable account investment experience is positive.

--------------------------------------------------------------------------------
voting rights
--------------------------------------------------------------------------------

We are the legal owner of the portfolio shares held in the variable accounts. However, when a portfolio is required to solicit the votes of its shareholders through the use of proxies, we believe that current law requires us to solicit you and other contract owners as to how we should vote the portfolio shares held in the variable accounts. If we determine that we no longer are required to solicit your votes, we may vote the shares in our own right.

When we solicit your vote, the number of votes you have will be calculated separately for each variable account in which you have an investment. The number of your votes is based on the net asset value per share of the portfolio in which the variable account invests. It may include fractional shares. Before the Annuity Start Date, you hold a voting interest in each variable account to which the contract value is allocated. After the Annuity Start Date, the annuitant has a voting interest in each variable account from which variable annuity payments are made. If you have a voting interest in a variable account, you will receive proxy materials and reports relating to any meeting of shareholders of the portfolio in which that variable account invests.

If we do not receive timely voting instructions for portfolio shares or if we own the shares, we will vote those shares in proportion to the voting instructions we receive. Instructions we receive to abstain on any item will reduce the total number of votes being cast on a matter. For further details as to how we determine the number of your votes, see the SAI.

--------------------------------------------------------------------------------
federal tax matters
--------------------------------------------------------------------------------

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws.

We believe that our Contracts will qualify as annuity contracts for Federal income tax purposes and the following discussion assumes that they will so qualify. Further information on the tax status of the Contract can be found in the SAI under the heading "Tax Status of the Contracts."

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you will not be taxed on increases in the contract value of your Contract until a distribution occurs or until annuity payments begin. (The agreement to assign or pledge any portion of a Contract's accumulation value and, in the case of a Qualified Contract described below, any portion of an interest in the qualified plan, generally will be treated as a distribution.) When annuity payments begin, you will be taxed only on the investment gains you have earned and not on the payments you made to purchase the Contract. Generally, withdrawals from your annuity should only be made once the annuitant reaches age 59-1/2, dies or is disabled, otherwise a tax penalty of ten percent of the amount treated as income could be applied against any amounts included in income, in addition to the tax otherwise imposed on such amount.

If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is called a Non-Qualified Contract.

Taxation of Non-Qualified Contracts

Non-Natural Person

If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals

When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the accumulation value immediately before the distribution over the Owner's investment in the contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the contract.

Penalty Tax on Certain Withdrawals

In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

o    made on or after the taxpayer reaches age 59-1/2;

o    made on or after the death of an Owner;

o    attributable to the taxpayer's becoming disabled; or

o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may apply under certain circumstances and special rules may apply in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments

Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (a) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (b) if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, Assignments or Exchanges of a Contract

A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain Annuity Start Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Withholding

Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts

All annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

Taxation of Qualified Contracts

The tax rules that apply to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Sections 219 and 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of $2,000 or 100% of adjusted gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. So-called Simple IRAs under Section 408(p) of the Code, and Roth IRAs under
Section 408A, may also be used in connection with variable annuity contracts. Simple IRAs allow employees to defer a percentage of annual compensation up to $6,000 to a retirement plan, provided the sponsoring employer makes matching or non-elective contributions. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, rather than the usual

10%. Contributions to Roth IRAs are not tax-deductible, and contributions must be made in cash, or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. Distributions from Roth IRAs are generally not taxed. In addition to the 10% penalty which generally applies to distributions made before age 59-1/2, a 10% penalty will be imposed for any distribution made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

Tax-sheltered annuities under Section 403(b) of the Code permit public schools and other eligible employers to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to Social Security taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed prior to age 59-1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Other Tax Issues

You should note that the Contract includes a death benefit that in some cases may exceed the greater of the Premium Payments or the Contract Value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser.

Qualified Contracts (other than Roth IRAs) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

Our Income Taxes

At the present time, we make no charge for any Federal, state or local taxes (other than the charge for state and local premium taxes) that we incur that may be attributable to the investment divisions (that is, the variable accounts) of the separate account or to the Contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the separate account or the Contracts.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

--------------------------------------------------------------------------------
other information
--------------------------------------------------------------------------------

Holidays

In addition to federal holidays, we are closed on the following days: the Friday after Thanksgiving, the day before Christmas when Christmas falls on Tuesday through Saturday, the day after Christmas when Christmas falls on Sunday or Monday, and the day after New Year's Day when it falls on a Sunday, the Monday after New Year's Day when New Year's Day falls on a Saturday, and the day before or after Independence Day when it falls on Saturday or Sunday. We do not conduct any business on those days.

Payments

We will usually pay you any full or partial withdrawal, death benefit payment, or for Qualified Contracts only, payment of your loan proceeds, within seven days after we receive all the required information. The required information includes your written request, any information or documentation we reasonably need to process your request, and, in the case of a death benefit, receipt and filing of due proof of death.

However, we may be required to suspend or postpone payments during any period when:

o the New York Stock Exchange is closed, other than customary weekend and holiday closings;

o trading on the New York Stock Exchange is restricted as determined by the SEC;

o the SEC determines that an emergency exists that would make the disposal of securities held in the separate account or the determination of the value of the separate account's net assets not reasonably practicable; or

o the SEC permits, by order, the suspension or postponement of payments for your protection.

If a recent check or draft has been submitted, we have the right to delay payment until we have assured ourselves that the check or draft has been honored.

We have the right to defer payment of any full or partial withdrawal or transfer from the fixed account for up to six months from the date we receive your written request for such a surrender or transfer. If payment is not made within 30 days after we receive the documentation necessary to complete the transaction, or such shorter period required by a particular state, interest will be added to the amount paid from the date of receipt of documentation at 3% or such higher rate required for a particular state.

Modification

Upon notice to you, we may modify the Contract to:

o permit the Contract or the separate account to comply with any applicable law or regulation issued by a government agency;

o assure continued qualification of the Contract under the tax code or other federal or state laws relating to retirement annuities or variable annuity contracts;

o    reflect a change in the operation of the separate account; or

o    provide additional investment options.

In the event of most such modifications, we will make appropriate endorsement to the Contract.

Distribution of the Contracts

IL Securities, Inc. ("IL Securities"), P.O. Box 1230, 2960 North Meridian Street, Indianapolis, Indiana 46208, acts as the distributor for the Contracts. IL Securities is a wholly-owned subsidiary of IL Group, a company owned by Indianapolis Life Insurance Company and the American United Life Insurance Company. IL Securities is registered with the SEC under the Securities Exchange Act of 1934 as broker-dealer and is a member of the National Association of Securities Dealers, Inc.

Sales commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions of up to 7.2% of premium payments. Other commissions of up to 1.25% may also be paid. We may also pay up to 1.25% of premium payments to IL Securities to compensate it for certain distribution expenses. These broker-dealers are expected to compensate sales representatives in varying amounts from these commissions. In addition, we may pay other distribution expenses such as production incentive bonuses, agent's insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges against the Contracts other than those described under "Fees and Charges."

Legal Proceedings

We and our affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or the Company.

Reports to Owners

At least annually, we will mail to you, at your last known address of record, a report setting forth:

o the contract value (including the contract value in each variable account and the fixed account) of the Contract;

o    premium payments paid and charges deducted since the last report; and

o partial withdrawals made since the last report and any further information required by any applicable law or regulation.

Inquiries

You may make inquiries regarding a Contract by writing to us at our Service Center.

Year 2000 Matters

Like all financial services providers, we use systems that may be affected by Year 2000 transition issues. We also rely on service providers, including the portfolios and the administrator, that may be affected by Year 2000 issues. We have developed, and are in the process of implementing, a Year 2000 transition plan. In addition, we are in the process of confirming that the portfolios and its service providers are also engaged in similar transition plans. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on our operations. However, as of the date of this Prospectus, it is not anticipated that owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. We currently anticipate that our systems will be Year 2000 compliant in a timely manner, but there can be no assurance that we will be successful, or that interaction with other service providers will not impair services at that time.

Financial Statements

The audited statement of net assets of IL Annuity and Insurance Co. Separate Account 1 as of December 31, 1998 and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, as well as the Report of the Independent Auditors, are included in the SAI. Our audited balance sheets as of December 31, 1998 and 1997, and the related statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1998, as well as the Report of the Independent Auditors, are contained in the SAI. Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

--------------------------------------------------------------------------------
statement of additional information table of contents
--------------------------------------------------------------------------------

Additional information about the Contract and the separate account is contained in the SAI. A SAI is available (at no cost) by writing to us at the address shown on the front cover or by calling 1-800-388-1331. The following is the Table of Contents for that Statement.

                                                      Page
                                                     -----
   Additional Contract Provisions ................
   The Contract ..................................
   Incontestability ..............................
   Incorrect Age or Sex ..........................
   Nonparticipation ..............................
   Options .......................................
   Tax Status of the Contracts ...................
   Calculation of Variable Account and
      Adjusted Historic Portfolio
      Performance Data ...........................
   Money Market Variable Account Yields ..........
   Other Variable Account Yields .................
   Average Annual Total Returns for the
      Variable Accounts ..........................
   Non-Standard Variable Account Total
      Returns ....................................
   Effect of the Contract Fee on
      Performance Data ...........................
   Other Information .............................
   Variable Account Performance Figures ..........
   Adjusted Historical Portfolio Performance
      Figures ....................................
   Variable Annuity Payments .....................
   Assumed Investment Rate .......................
   Amount of Variable Annuity Payments ...........
   Annuity Unit Value ............................
   Addition, Deletion or Substitution of
      Investments ................................
   Resolving Material Conflicts ..................
   Termination of Participation Agreements .......
   The Alger American Fund .......................
   Fidelity Variable Insurance Products Fund
      and Fund II ................................
   OCC Accumulation Trust ........................
   Royce Capital Fund ............................
   SAFECO Resource Series Trust ..................
   SoGen Variable Funds, Inc. ....................
   T. Rowe Price Fixed Income Series, Inc. .......
   T. Rowe Price International Series, Inc. ......
   Van Eck Worldwide Insurance Trust .............
   Voting Rights .................................
   Safekeeping of Account Assets .................
   Distribution of the Contracts .................
   Legal Matters .................................
   Experts .......................................
   OTHER INFORMATION .............................
   FINANCIAL STATEMENTS ..........................

                      This page intentionally left blank

--------------------------------------------------------------------------------
appendix a
--------------------------------------------------------------------------------

Condensed Financial Information

The following condensed financial information shows accumulation unit values for each variable account for each year since the variable account started operation. Accumulation unit value is the unit we use to calculate the value of your interest in a variable account. Accumulation unit value ("AUV") does not reflect the deduction of certain charges that we subtract from your Contract Value. The data is obtained from the audited financial statement of the Separate Account that can be found in the SAI.

            Alger American Fund: MidCap Growth Variable Account
----------------------------------------------------------------------------
                                                          Accumulation units
                AUV at the          AUV at the end of     outstanding at the
          beginning of the year          the year          end of the year
         -----------------------   -------------------   -------------------
1998            $12.263                  $15.757                537,127
1997            $10.812                  $12.263                294,506
1996            $ 9.786                  $10.812                109,955
1995            $10.00                   $ 9.786                  2,764

         Alger American Fund: Small Capitalization Variable Account
----------------------------------------------------------------------------
                                                          Accumulation units
                AUV at the          AUV at the end of     outstanding at the
          beginning of the year          the year          end of the year
         -----------------------   -------------------   -------------------
1998             $10.936                $12.459                502,984
1997             $ 9.955                $10.936                372,229
1996             $ 9.675                $ 9.955                181,361
1995             $10.00                 $ 9.675                  1,709

             Fidelity VIP Fund: Equity-Income Variable Account
----------------------------------------------------------------------------
                                                          Accumulation units
                AUV at the          AUV at the end of     outstanding at the
          beginning of the year          the year          end of the year
         -----------------------   -------------------   -------------------
1998            $15.114                  $16.631              1,355,289
1997            $11.958                  $15.114                781,937
1996            $10.616                  $11.958                195,400
1995            $10.00                   $10.616                  3,789

                 Fidelity VIP Fund: Growth Variable Account
----------------------------------------------------------------------------
                                                          Accumulation units
                AUV at the          AUV at the end of     outstanding at the
          beginning of the year          the year          end of the year
         -----------------------   -------------------   -------------------
1998            $13.240                  $18.206                948,233
1997            $10.868                  $13.240                462,381
1996            $ 9.604                  $10.868                164,945
1995            $10.00                   $ 9.604                  2,199

              Fidelity VIP Fund: Money Market Variable Account
----------------------------------------------------------------------------
                                                          Accumulation units
                AUV at the          AUV at the end of     outstanding at the
          beginning of the year          the year          end of the year
         -----------------------   -------------------   -------------------
1998            $10.888                  $11.329              1,070,535
1997            $10.456                  $10.888                486,050
1996            $10.00                   $10.456                179,504
1995            $10.00                   $     0                      0

             Fidelity VIP Fund: Asset Manager Variable Account
----------------------------------------------------------------------------
                                                          Accumulation units
                AUV at the          AUV at the end of     outstanding at the
          beginning of the year          the year          end of the year
         -----------------------   -------------------   -------------------
1998            $14.066                  $15.954               503,498
1997            $11.817                  $14.066               212,897
1996            $ 8.224                  $11.817                61,512
1995            $10.00                   $ 8.224                   255

               Fidelity VIP Fund: Contrafund Variable Account
----------------------------------------------------------------------------
                                                          Accumulation units
                AUV at the          AUV at the end of     outstanding at the
          beginning of the year          the year          end of the year
         -----------------------   -------------------   -------------------
1998            $14.824                  $18.996              1,228,022
1997            $12.105                  $14.824                638,524
1996            $10.091                  $12.105                203,860
1995            $10.00                   $10.091                  5,731

               Fidelity VIP Fund: Index 500 Variable Account
----------------------------------------------------------------------------
                                                          Accumulation units
                AUV at the          AUV at the end of     outstanding at the
          beginning of the year          the year          end of the year
         -----------------------   -------------------   -------------------
1998            $16.672                  $21.088              1,895,005
1997            $12.734                  $16.672                826,178
1996            $10.514                  $12.734                193,803
1995            $10.00                   $10.514                  3,538

         Fidelity VIP Fund: Investment Grade Bond Variable Account
----------------------------------------------------------------------------
                                                          Accumulation units
                AUV at the          AUV at the end of     outstanding at the
          beginning of the year          the year          end of the year
         -----------------------   -------------------   -------------------
1998            $11.214                  $12.032               691,547
1997            $10.422                  $11.214               274,009
1996            $10.247                  $10.422                57,476
1995            $10.00                   $10.247                 1,668

             OCC Accumulation Trust: Managed Variable Account*
----------------------------------------------------------------------------
                                                          Accumulation units
                AUV at the          AUV at the end of     outstanding at the
          beginning of the year          the year          end of the year
         -----------------------   -------------------   -------------------
1998            $15.160                  $16.011              1,396,806
1997            $12.567                  $15.160                672,203
1996            $10.380                  $12.567                133,102
1995            $10.00                   $10.380                    161

            OCC Accumulation Trust: Small Cap Variable Account*
----------------------------------------------------------------------------
                                                          Accumulation units
                AUV at the          AUV at the end of     outstanding at the
          beginning of the year          the year          end of the year
         -----------------------   -------------------   -------------------
1998            $14.649                  $13.139               295,186
1997            $12.148                  $14.649               162,435
1996            $10.388                  $12.148                40,024
1995            $10.00                   $10.388                 1,182

T. Rowe Price Fixed Income Series, Inc.: Limited-Term Bond Variable Account
----------------------------------------------------------------------------
                                                          Accumulation units
                AUV at the          AUV at the end of     outstanding at the
          beginning of the year          the year          end of the year
         -----------------------   -------------------   -------------------
1998            $10.767                $11.505               348,151
1997            $ 9.946                $10.767               136,902
1996            $10.042                $ 9.946                27,325
1995            $10.00                 $10.042                 1,485

   T. Rowe Price International Series, Inc.: International Stock Variable
                                   Account
----------------------------------------------------------------------------
                                                          Accumulation units
                AUV at the          AUV at the end of     outstanding at the
          beginning of the year          the year          end of the year
         -----------------------   -------------------   -------------------
1998            $11.979                  $13.684               660,670
1997            $11.780                  $11.979               368,187
1996            $10.487                  $11.780               122,831
1995            $10.00                   $10.487                 2,530

Van Eck Worldwide Insurance Trust: Worldwide Hard Assets Variable Account**
----------------------------------------------------------------------------
                                                          Accumulation units
                AUV at the          AUV at the end of     outstanding at the
          beginning of the year          the year          end of the year
         -----------------------   -------------------   -------------------
1998            $11.983                  $ 8.156               230,762
1997            $12.356                  $11.983               166,188
1996            $10.621                  $12.356                29,990
1995            $10.00                   $10.621                    58

 * Prior to May 1, 1996, OCC Accumulation Trust was called Quest for Value Accumulation Trust.

** Prior to May 1, 1997, Van Eck Worldwide Hard Assets Variable Account was called Van Eck Gold and Natural Resources.

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